United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (97.61%)

Consumer Discretionary (15.11%)
Advance Auto Parts Inc.	22,500	$1,992,825
AutoZone Inc. (a)	5,600	2,082,080
Bed Bath & Beyond Inc. (a)	20,800	1,368,016
Coach Inc.	21,200	1,638,336
Comcast Corp. Class A	153,500	4,606,535
DIRECTV Class A (a)	29,900	1,475,266
Dollar General Corp. (a)	33,800	1,561,560
Dollar Tree Inc. (a)	9,400	888,206
Ford Motor Co.	73,900	923,011
GAP Inc., The	64,000	1,672,960
General Motors Co. (a)	120,000	3,078,000
Home Depot Inc., The	31,400	1,579,734
Limited Brands Inc.	17,700	849,600
Macy’s Inc.	44,500	1,767,985
McDonald’s Corp.	18,900	1,854,090
Polaris Industries Inc.	17,800	1,284,270
Ross Stores Inc.	65,200	3,788,120
Starbucks Corp.	23,300	1,302,237
Target Corp.	13,000	757,510
Time Warner Inc.	80,600	3,042,650
TJX Companies Inc.	43,000	1,707,530
TRW Automotive Holdings Corp. (a)	33,200	1,542,140
Viacom Inc. Class B	35,400	1,680,084
Walt Disney Co., The	67,800	2,968,284

		45,411,029

Consumer Staples (10.91%)
Brown-Forman Corp. Class B	21,000	1,751,190
Coca-Cola Co., The	22,000	1,628,220
Coca-Cola Enterprises Inc.	35,100	1,003,860
Colgate-Palmolive Co.	15,400	1,505,812
CVS Caremark Corp.	69,500	3,113,600
Dr. Pepper Snapple Group Inc.	25,300	1,017,313
Estee Lauder Companies Inc. Class A, The	30,000	1,858,200
General Mills Inc.	38,900	1,534,605
Herbalife Ltd.	21,600	1,486,512
Kimberly-Clark Corp.	20,800	1,536,912
Monster Beverage Corp. (a)	25,200	1,564,668
PepsiCo Inc.	44,700	2,965,845
Philip Morris International Inc.	36,000	3,189,960
Procter & Gamble Co., The	18,000	1,209,780
Walgreen Co.	85,800	2,873,442
Wal-Mart Stores Inc.	74,100	4,534,920

		32,774,839

Energy (10.56%)
Anadarko Petroleum Corp.	37,500	2,937,750
Apache Corp.	27,400	2,752,056
Chevron Corp.	42,200	4,525,528
Cimarex Energy Co.	9,900	747,153
ConocoPhillips	20,400	1,550,604
CONSOL Energy Inc.	86,200	2,939,420
Diamond Offshore Drilling Inc.	15,300	1,021,275
EQT Corp.	87,300	4,208,733
Exxon Mobil Corp.	16,600	1,439,718
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Halliburton Co.	37,400	$1,241,306
HollyFrontier Corp.	41,800	1,343,870
Marathon Oil Corp.	89,700	2,843,490
Occidental Petroleum Corp.	43,800	4,171,074

		31,721,977

Financials (10.72%)
ACE Ltd.	40,900	2,993,880
Aflac Inc.	57,800	2,658,222
American International Group Inc. (a)	40,100	1,236,283
Ameriprise Financial Inc.	51,500	2,942,195
Bank of America Corp.	318,200	3,045,174
CIT Group Inc. (a)	69,800	2,878,552
Discover Financial Services	50,700	1,690,338
Franklin Resources Inc.	14,700	1,823,241
JPMorgan Chase & Co.	64,100	2,947,318
MetLife Inc.	76,900	2,872,215
Moody’s Corp.	32,800	1,380,880
Travelers Companies Inc., The	47,000	2,782,400
Wells Fargo & Co.	86,400	2,949,696

		32,200,394

Health Care (12.91%)
Abbott Laboratories	103,900	6,368,031
Agilent Technologies Inc.	38,300	1,704,733
AmerisourceBergen Corp.	42,000	1,666,560
Baxter International Inc.	49,500	2,959,110
Becton, Dickinson and Co.	16,500	1,281,225
Biogen Idec Inc. (a)	13,900	1,750,983
Covidien PLC	56,100	3,067,548
CR Bard Inc.	14,900	1,470,928
DaVita Inc. (a)	17,100	1,541,907
Humana Inc.	16,000	1,479,680
Johnson & Johnson	53,700	3,542,052
Merck & Co. Inc.	69,900	2,684,160
Pfizer Inc.	135,000	3,059,100
St. Jude Medical Inc.	73,200	3,243,492
Teva Pharmaceutical Industries Ltd. Sponsored ADR	65,600	2,955,936

		38,775,445

Industrials (12.54%)
Boeing Co., The	50,500	3,755,685
Caterpillar Inc.	15,000	1,597,800
CSX Corp.	54,700	1,177,144
Cummins Inc.	14,100	1,692,564
Deere & Co.	17,300	1,399,570
Fastenal Co.	28,500	1,541,850
General Dynamics Corp.	18,300	1,342,854
General Electric Co.	76,800	1,541,376
Honeywell International Inc.	52,100	3,180,705
Kirby Corp. (a)	42,000	2,763,180
Lockheed Martin Corp.	18,600	1,671,396
Northrop Grumman Corp.	19,000	1,160,520
Precision Castparts Corp.	8,900	1,538,810

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Raytheon Co.	22,500	$1,187,550
Textron Inc.	83,400	2,321,022
Union Pacific Corp.	47,200	5,073,056
WW Grainger Inc.	11,700	2,513,277
Xylem Inc.	79,800	2,214,450

		37,672,809

Information Technology (17.55%)
Accenture PLC Class A	25,200	1,625,400
Alliance Data Systems Corp. (a)	13,600	1,713,056
Apple Inc. (a)	10,100	6,054,647
Atmel Corp. (a)	152,700	1,505,622
Cisco Systems Inc.	62,500	1,321,875
Cognizant Technology Solutions Corp. Class A (a)	18,500	1,423,575
Dell Inc. (a)	254,000	4,216,400
F5 Networks Inc. (a)	11,600	1,565,536
Google Inc. Class A (a)	3,500	2,244,340
Hewlett-Packard Co.	27,200	648,176
Intel Corp.	170,600	4,795,566
International Business Machines Corp.	13,400	2,795,910
Lam Research Corp. (a)	20,600	919,172
MasterCard Inc. Class A	5,700	2,397,078
Microsoft Corp.	179,900	5,801,775
NeuStar Inc. Class A (a)	39,100	1,456,475
Oracle Corp.	152,800	4,455,648
Red Hat Inc. (a)	29,900	1,790,711
TE Connectivity Ltd.	41,700	1,532,475
Visa Inc. Class A	15,000	1,770,000
Western Union Co.	67,700	1,191,520
Xilinx Inc.	41,700	1,519,131

		52,744,088

Materials (3.72%)
CF Industries Holdings Inc.	9,200	1,680,380
Crown Holdings Inc. (a)	37,200	1,370,076
Dow Chemical Co., The	92,900	3,218,056
Freeport-McMoRan Copper & Gold Inc.	36,200	1,377,048
International Paper Co.	48,300	1,695,330
Sherwin-Williams Co., The	17,000	1,847,390

		11,188,280

Telecommunication Services (1.81%)
AT&T Inc.	126,800	3,959,964
Verizon Communications Inc.	38,400	1,468,032

		5,427,996

Utilities (1.78%)
American Electric Power Company Inc.	65,400	2,523,132
Sempra Energy	47,200	2,830,112

		5,353,244

Total Common Stocks
(cost $232,761,179)		293,270,101

	Shares	Value
Short-term Investments (2.61%)
JPMorgan U.S. Government Money Market Fund	7,851,270	$7,851,270

Total Short-term Investments
(cost $7,851,270)		7,851,270

TOTAL INVESTMENTS (100.22%)
(cost $240,612,449)		301,121,371
LIABILITIES, NET OF OTHER ASSETS (-0.22%)		(665,247)

NET ASSETS (100.00%)		$300,456,124

(a)	Non-income producing security.

ADR – American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (96.75%)

Consumer Discretionary (17.59%)
Arctic Cat Inc. (a)	28,500	$1,220,655
Blyth Inc.	14,000	1,047,620
BorgWarner Inc. (a)	8,610	726,167
Caribou Coffee Company Inc. (a)	45,500	848,120
Cost Plus Inc. (a)	86,200	1,542,980
Dick’s Sporting Goods Inc.	10,450	502,436
Dillard’s Inc. Class A	20,700	1,304,514
Dollar General Corp. (a)	15,150	699,930
Domino’s Pizza Inc.	33,500	1,216,050
DSW Inc. Class A	3,160	173,073
Foot Locker Inc.	53,790	1,670,180
Fossil Inc. (a)	4,140	546,397
Genesco Inc. (a)	20,900	1,497,485
GNC Holdings Inc. Class A	16,300	568,707
Group 1 Automotive Inc.	14,260	800,984
Jarden Corp.	9,610	386,610
LKQ Corp. (a)	29,350	914,840
Lululemon Athletica Inc. (a)	6,940	518,279
Macy’s Inc.	16,870	670,245
Nordstrom Inc.	21,330	1,188,508
O’Reilly Automotive Inc. (a)	12,720	1,161,972
Penske Automotive Group Inc.	41,500	1,022,145
Pep Boys-Manny, Moe & Jack, The	23,800	355,096
Pier 1 Imports Inc. (a)	87,800	1,596,204
PVH Corp.	16,100	1,438,213
Ralph Lauren Corp.	2,580	449,771
Saga Communications Inc. Class A (a)	36,025	1,289,695
Sally Beauty Holdings Inc. (a)	76,810	1,904,888
Sinclair Broadcast Group Inc. Class A	108,100	1,195,586
Standard Motor Products Inc.	40,600	720,244
Tesla Motors Inc. (a)	15,660	583,178
Town Sports International Holdings Inc. (a)	93,000	1,174,590
Tractor Supply Co.	7,160	648,410
Under Armour Inc. Class A (a)	5,150	484,100
Williams-Sonoma Inc.	28,040	1,050,939

		33,118,811

Consumer Staples (3.04%)
Beam Inc.	14,460	846,922
Church & Dwight Co. Inc.	15,090	742,277
Corn Products International Inc.	18,920	1,090,738
Elizabeth Arden Inc. (a)	24,700	864,006
Monster Beverage Corp. (a)	7,020	435,872
Pantry Inc., The (a)	36,200	470,962
Susser Holdings Corp. (a)	26,900	690,523
Whole Foods Market Inc.	7,020	584,064

		5,725,364

Energy (7.56%)
Cameron International Corp. (a)	17,670	933,506
Cloud Peak Energy Inc. (a)	51,300	817,209
Denbury Resources Inc. (a)	52,860	963,638
Energy XXI (Bermuda) Ltd. (a)	42,390	1,530,703
Helix Energy Solutions Group Inc. (a)	46,100	820,580
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Hercules Offshore Inc. (a)	293,200	$1,386,836
Noble Energy Inc.	12,160	1,189,005
Pioneer Drilling Co. (a)	83,100	731,280
Pioneer Natural Resources Co.	9,060	1,011,005
Plains Exploration & Production Co. (a)	46,280	1,973,842
REX American Resources Corp. (a)	10,800	331,560
Superior Energy Services Inc. (a)	46,090	1,214,932
Swift Energy Co. (a)	13,300	386,099
Weatherford International Ltd. (a)	42,900	647,361
Westmoreland Coal Co. (a)	27,700	309,409

		14,246,965

Financials (24.03%)
Affiliated Managers Group Inc. (a)	6,260	699,931
American Tower Corp.	11,575	729,456
Ameriprise Financial Inc.	19,960	1,140,315
AmTrust Financial Services Inc.	36,100	970,368
Argo Group International Holdings Ltd.	20,800	621,296
Armour Residential REIT Inc.	119,300	805,275
BancFirst Corp.	10,900	474,804
Bancorp Inc., The (a)	47,200	473,888
BioMed Realty Trust Inc.	44,000	835,120
Calamos Asset Management Inc. Class A	27,900	365,769
Cardinal Financial Corp.	67,700	765,010
CBRE Group Inc. (a)	70,580	1,408,777
City Holding Co.	24,400	847,168
CNO Financial Group Inc. (a)	122,500	953,050
Doral Financial Corp. (a)	276,400	425,656
East West Bancorp Inc.	83,890	1,937,020
Employers Holdings Inc.	59,300	1,050,203
F.N.B. Corp.	75,000	906,000
Fifth Third Bancorp	117,770	1,654,668
First Industrial Realty Trust Inc. (a)	138,500	1,710,475
Gramercy Capital Corp. (a)	196,900	525,723
Infinity Property & Casualty Corp.	14,700	769,251
Interactive Brokers Group Inc. Class A	43,300	736,100
IntercontinentalExchange Inc. (a)	5,650	776,423
Invesco Ltd.	67,590	1,802,625
iStar Financial Inc. (a)	104,300	756,175
Jones Lang LaSalle Inc.	16,650	1,387,112
Kemper Corp.	29,600	896,288
Meadowbrook Insurance Group Inc.	74,700	696,951
Merchants Bancshares Inc.	9,200	259,256
MPG Office Trust Inc. (a)	235,100	550,134
Nelnet Inc. Class A	32,100	831,711
Newcastle Investment Corp.	129,500	813,260
Ocwen Financial Corp. (a)	60,100	939,363
One Liberty Properties Inc.	49,249	901,257
ProAssurance Corp.	11,300	995,643
Raymond James Financial Inc.	18,620	680,189
Republic Bancorp Inc. Class A	18,600	444,912
Retail Opportunity Investments Corp.	76,300	918,652
RLI Corp.	11,200	802,368
Sabra Health Care REIT Inc.	22,200	364,968

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Signature Bank (a)	18,870	$1,189,565
SVB Financial Group (a)	7,800	501,852
Symetra Financial Corp.	90,500	1,043,465
T. Rowe Price Group Inc.	14,420	941,626
Taylor Capital Group Inc. (a)	51,800	743,330
United Community Banks Inc. (a)	54,500	531,375
United Financial Bancorp Inc.	47,800	756,196
United Fire Group Inc.	23,400	418,626
Universal Insurance Holdings Inc.	77,400	301,086
Weingarten Realty Investors	31,458	831,435
Winthrop Realty Trust	59,800	693,082
Wintrust Financial Corp.	22,100	790,959
World Acceptance Corp. (a)	14,500	888,125

		45,253,332

Health Care (7.65%)
Agilent Technologies Inc.	16,610	739,311
Alexion Pharmaceuticals Inc. (a)	9,440	876,598
Amylin Pharmaceuticals Inc. (a)	27,360	682,906
Cerner Corp. (a)	7,480	569,677
Cooper Companies Inc., The	12,630	1,031,997
Cubist Pharmaceuticals Inc. (a)	14,370	621,502
Edwards Lifesciences Corp. (a)	12,500	909,125
Express Scripts Inc. (a)	10,050	544,509
HMS Holdings Corp. (a)	11,690	364,845
Hologic Inc. (a)	17,910	385,960
Intuitive Surgical Inc. (a)	1,150	623,012
Kindred Healthcare Inc. (a)	74,900	647,136
Medicines Co., The (a)	48,400	971,388
Perrigo Co.	10,600	1,095,086
Shire PLC ADR	10,300	975,925
Skilled Healthcare Group Inc. Class A (a)	125,600	962,096
SXC Health Solutions Corp. (a)	9,150	685,884
Triple-S Management Corp. Class B (a)	22,600	522,060
U.S. Physical Therapy Inc.	19,800	456,390
Valeant Pharmaceuticals International Inc. (a)	8,780	471,398
Vanda Pharmaceuticals Inc. (a)	54,900	262,971

		14,399,776

Industrials (13.72%)
Alaska Air Group Inc. (a)	29,000	1,038,780
AMERCO	9,800	1,033,998
AMETEK Inc.	9,350	453,568
Arkansas Best Corp.	30,900	581,229
BE Aerospace Inc. (a)	33,660	1,564,180
Cenveo Inc. (a)	177,200	598,936
Ceradyne Inc.	33,900	1,103,784
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	40,840	1,763,880
Curtiss-Wright Corp.	17,400	643,974
Dycom Industries Inc. (a)	43,300	1,011,488
Eaton Corp.	25,610	1,276,146
Esterline Technologies Corp. (a)	8,900	635,994
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Expeditors International of Washington Inc.	6,025	$280,223
Fluor Corp.	12,850	771,514
GenCorp Inc. (a)	6,500	46,150
International Shipholding Corp.	19,544	451,271
Joy Global Inc.	13,400	984,900
Kennametal Inc.	23,820	1,060,705
Layne Christensen Co. (a)	23,200	516,200
Lydall Inc. (a)	64,500	657,255
Multi-Color Corp.	32,600	733,826
Precision Castparts Corp.	7,515	1,299,344
Quality Distribution Inc. (a)	34,400	474,032
RailAmerica Inc. (a)	44,000	944,240
Republic Airways Holdings Inc. (a)	140,200	692,588
Standex International Corp.	12,300	506,637
Timken Co., The	27,450	1,392,813
Triumph Group Inc.	23,220	1,454,965
United Rentals Inc. (a)	32,100	1,376,769
Verisk Analytics Inc. Class A (a)	10,230	480,503

		25,829,892

Information Technology (12.98%)
Alliance Data Systems Corp. (a)	9,910	1,248,264
Altera Corp.	16,760	667,383
Autodesk Inc. (a)	21,060	891,259
Avago Technologies Ltd.	23,820	928,265
Brightpoint Inc. (a)	63,900	514,395
CACI International Inc. Class A (a)	15,000	934,350
Check Point Software Technologies Ltd. (a)	11,600	740,544
Citrix Systems Inc. (a)	9,800	773,318
Cognizant Technology Solutions Corp. Class A (a)	8,155	627,527
Coherent Inc. (a)	7,350	428,726
Cypress Semiconductor Corp. (a)	35,900	561,117
F5 Networks Inc. (a)	7,265	980,484
FleetCor Technologies Inc. (a)	18,650	723,060
Globecomm Systems Inc. (a)	31,500	456,120
IAC/InterActiveCorp	5,580	273,922
Informatica Corp. (a)	15,930	842,697
Insight Enterprises Inc. (a)	45,600	1,000,008
Intuit Inc.	15,050	904,956
JDS Uniphase Corp. (a)	28,380	411,226
MICROS Systems Inc. (a)	11,080	612,613
ON Semiconductor Corp. (a)	32,660	294,267
OSI Systems Inc. (a)	21,700	1,330,210
Photronics Inc. (a)	150,200	998,830
Polycom Inc. (a)	31,100	593,077
Red Hat Inc. (a)	5,390	322,807
Richardson Electronics Ltd.	106,300	1,273,474
Riverbed Technology Inc. (a)	26,900	755,352
Rovi Corp. (a)	8,550	278,302
TIBCO Software Inc. (a)	22,840	696,620
Trimble Navigation Ltd. (a)	11,560	629,095
Unisys Corp. (a)	25,400	500,888

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
United Online Inc.	137,300	$671,397
VeriFone Systems Inc. (a)	18,060	936,772
Wright Express Corp. (a)	9,960	644,711

		24,446,036

Materials (4.05%)
Airgas Inc.	12,930	1,150,382
American Vanguard Corp.	65,500	1,420,695
Aurico Gold Inc. (a)	17,040	151,145
Ecolab Inc.	25,500	1,573,860
Kaiser Aluminum Corp.	15,300	723,078
P. H. Glatfelter Co.	50,100	790,578
Quaker Chemical Corp.	20,000	789,000
Rock-Tenn Co. Class A	6,940	468,866
Valspar Corp., The	11,550	557,750

		7,625,354

Telecommunication Services (1.52%)
General Communication Inc. Class A (a)	53,219	464,070
IDT Corp. Class B	48,500	452,990
SBA Communications Corp. Class A (a)	24,510	1,245,353
Vonage Holdings Corp. (a)	316,800	700,128

		2,862,541

Utilities (4.61%)
AES Corp., The (a)	136,890	1,789,156
American Water Works Co. Inc.	35,340	1,202,620
Chesapeake Utilities Corp.	15,400	633,248
Cleco Corp.	22,800	904,020
El Paso Electric Co.	30,300	984,447
ITC Holdings Corp.	10,940	841,724
Laclede Group Inc., The	17,100	667,242
NiSource Inc.	51,880	1,263,278
Unitil Corp.	15,000	402,450

		8,688,185

Total Common Stocks
(cost $145,413,015)		182,196,256

	14,927,795	14,927,795
	Shares	Value
Registered Investment Companies (0.30%)

Financials (0.30%)
Arlington Asset Investment Corp. Class A	25,000	$555,000

		555,000

Total Registered Investment Companies
(cost $497,057)		555,000

Short-term Investments (3.03%)
JPMorgan U.S. Government Money Market Fund	5,712,119	5,712,119

Total Short-term Investments
(cost $5,712,119)		5,712,119

TOTAL INVESTMENTS (100.08%)
(cost $151,622,191)		188,463,375
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(149,848)

NET ASSETS (100.00%)		$188,313,527

(a)	Non-income producing security.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (95.31%)

Argentina (1.10%)
Arcos Dorados Holdings Inc. Class A	25,886	$468,278
MercadoLibre Inc.	8,309	812,537

		1,280,815

Australia (0.97%)
BHP Billiton PLC	36,847	1,124,220

Austria (0.37%)
Erste Group Bank AG	18,590	428,679

Belgium (2.20%)
Anheuser-Busch InBev NV	34,989	2,556,299

Brazil (2.30%)
BR Malls Participacoes SA	62,700	817,132
Itau Unibanco Holding SA ADR	43,811	840,733
OGX Petroleo e Gas Participacoes SA (a)	121,800	1,007,521

		2,665,386

Canada (1.92%)
Canadian National Railway Co.	17,215	1,367,387
Imax Corp. (a)	13,223	323,170
Pacific Rubiales Energy Corp.	18,396	537,430

		2,227,987

China (3.23%)
Baidu Inc. Sponsored ADR (a)	9,482	1,382,191
China Life Insurance Co. Ltd. H	163,000	422,951
China Mobile Ltd.	92,500	1,017,845
China Pacific Insurance (Group) Company Ltd. H	24,200	75,259
PetroChina Company Ltd. H	605,000	852,316

		3,750,562

Denmark (3.15%)
Novo Nordisk A/S Class B	22,433	3,105,922
Novozymes A/S B Shares	18,882	549,928

		3,655,850

France (9.09%)
Accor SA	18,250	651,582
AXA SA	50,577	838,460
Compagnie de Saint-Gobain	9,513	424,840
DANONE SA	14,833	1,034,639
Essilor International SA	5,906	526,409
JC Decaux SA (a)	19,000	580,546
L’Oreal SA	6,400	789,465
Pernod Ricard SA	16,621	1,737,926
Publicis Groupe	10,258	565,508
Schneider Electric SA	30,616	2,000,387
Unibail-Rodamco SE	6,948	1,389,518

		10,539,280

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Germany (6.00%)
Adidas AG	10,591	$826,890
Allianz SE Reg.	6,256	746,504
Bayerische Motoren Werke (BMW) AG	11,610	1,044,103
Daimler AG Registered Shares	16,816	1,013,947
Infineon Technologies AG	56,229	574,893
Linde AG	8,599	1,543,084
SAP AG	17,379	1,213,619

		6,963,040

Hong Kong (4.13%)
Belle International Holdings Ltd.	434,000	776,841
Cheung Kong Holdings Ltd.	69,000	891,205
China Unicom (Hong Kong) Ltd.	810,000	1,366,420
CNOOC Ltd.	247,000	507,642
Hang Lung Properties Ltd.	340,000	1,245,630

		4,787,738

India (0.42%)
ICICI Bank Ltd. Sponsored ADR	13,864	483,438

Ireland (1.00%)
Accenture PLC Class A	17,947	1,157,582

Israel (0.61%)
Check Point Software Technologies Ltd. (a)	11,051	705,496

Japan (11.24%)
Canon Inc.	47,900	2,262,764
Fanuc Corp.	17,300	3,068,310
Honda Motor Co. Ltd.	37,100	1,409,683
Hoya Corp.	23,800	534,544
Japan Tobacco Inc.	238	1,339,954
Komatsu Ltd.	17,200	490,211
Marubeni Corp.	103,000	742,914
Rakuten Inc.	846	886,169
SMC Corp.	1,900	302,090
Sumitomo Realty & Development Co. Ltd.	31,000	747,191
Toyota Motor Corp.	29,200	1,259,442

		13,043,272

Malaysia (1.65%)
Genting Berhad	284,800	1,007,747
Sime Darby Berhad	283,700	901,987

		1,909,734

Mexico (0.51%)
Wal-mart de Mexico SAB de CV	175,400	588,560

Netherlands (4.24%)
ASML Holding NV	18,017	900,617
LyondellBasell Industries NV Class A	25,225	1,101,071

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Netherlands (Cont.)
Royal Dutch Shell PLC Class A	29,767	$1,042,131
Sensata Technologies Holding NV (a)	33,000	1,104,840
Yandex NV Class A (a)	17,536	471,192
Ziggo NV (a)	9,555	298,070

		4,917,921

Singapore (1.20%)
DBS Group Holdings Ltd.	57,714	651,036
United Overseas Bank Ltd.	50,841	742,160

		1,393,196

South Korea (1.04%)
Samsung Electronics Co. Ltd.	1,073	1,207,427

Spain (0.79%)
Industria de Diseno Textil SA	9,542	913,993

Sweden (4.58%)
Atlas Copco AB Class A	60,000	1,451,979
Elekta AB B Shares	6,139	310,764
Investor AB B Shares	26,200	580,964
Millicom International Cellular SA SDR	12,504	1,417,516
Sandvik AB	58,302	841,598
Volvo AB B Shares	49,000	713,988

		5,316,809

Switzerland (11.85%)
ABB Ltd. Reg. (a)	42,621	874,424
Compagnie Financiere Richemont SA Class A	16,416	1,029,296
Holcim Ltd. Reg. (a)	11,898	776,329
Julius Baer Group Ltd. (a)	34,787	1,404,274
Nestle SA Reg.	46,586	2,931,300
Novartis AG	17,352	960,348
Roche Holding AG	15,862	2,760,519
Swatch Group AG, The	2,362	1,087,195
Syngenta AG Reg. (a)	3,010	1,040,679
UBS AG Reg. (a)	62,588	877,078

		13,741,442

Taiwan (1.85%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	140,297	2,143,738

United Kingdom (17.77%)
Anglo American PLC	24,657	921,687
ARM Holdings PLC	64,583	611,539
BG Group PLC	48,700	1,127,930
British American Tobacco PLC	37,420	1,885,679
British Sky Broadcasting Group PLC	126,142	1,363,926
CRH PLC	69,014	1,412,966
Diageo PLC	55,274	1,328,373
Experian PLC	36,479	568,603
Imperial Tobacco Group PLC	29,075	1,178,914
Reed Elsevier PLC	63,002	559,283
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Rio Tinto PLC	11,443	$630,724
Rolls-Royce Holdings PLC (a)	107,960	1,402,179
Shire PLC	28,715	927,779
Standard Chartered PLC	107,438	2,680,816
Tullow Oil PLC	48,667	1,188,661
Weir Group PLC, The	22,225	627,083
Xstrata PLC	128,300	2,191,707

		20,607,849

United States (2.10%)
Citigroup Inc.	25,984	949,715
Perrigo Co.	3,816	394,231
Wynn Resorts Ltd.	8,709	1,087,580

		2,431,526

Total Common Stocks
(cost $89,105,008)		110,541,839

Preferred Stocks (2.29%)

Brazil (2.29%)
Banco Bradesco SA Pfd.	61,809	1,079,783
Petroleo Brasileiro SA Pfd.	80,300	1,027,147
Suzano Papel e Celulose SA	78,875	337,459
Vale SA Pfd. Class A	9,200	208,951

		2,653,340

Total Preferred Stocks
(cost $3,760,074)		2,653,340

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Short-term Investments (2.38%)
State Street Institutional U.S. Government Money Market Fund	2,753,978	$2,753,978

Total Short-term Investments
(cost $2,753,978)		2,753,978

TOTAL INVESTMENTS (99.98%)
(cost $95,619,060)	115,949,157

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.02%)		28,619

NET ASSETS (100.00%)		$115,977,776

(a)	Non-income producing security.

ADR – American Depository Receipt

SDR – Swedish Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

	14,927,795	14,927,795
Currency	Value	%
Euro	$23,642,109	20.39
British Pound	21,732,069	18.74
United States Dollar	17,547,157	15.13
Swiss Franc	13,741,442	11.85
Japanese Yen	13,043,272	11.25
Hong Kong Dollar	7,156,109	6.17
Swedish Krona	5,316,809	4.59
Brazilian Real	4,477,993	3.86
Danish Krone	3,655,850	3.15
Malaysian Ringgit	1,909,734	1.65
Singapore Dollar	1,393,196	1.20
South Korean Won	1,207,427	1.04
Mexican Peso	588,560	0.51
Canadian Dollar	537,430	0.47

Total Investments	$115,949,157	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

	14,927,795	14,927,795

Sector	Value	%
Financials	$17,892,526	15.43
Industrials	16,882,820	14.56
Consumer Discretionary	16,855,179	14.53
Consumer Staples	15,371,109	13.25
Information Technology	13,978,139	12.05
Materials	11,838,805	10.21
Health Care	8,985,972	7.75
Energy	7,290,778	6.29
Telecommunication Services	4,099,851	3.53

Total Stocks	113,195,179	97.60
Short-term Investments	2,753,978	2.38
Cash and Other Assets, Net of Liabilities	28,619	0.02

Net Assets	$115,977,776	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (97.84%)

Consumer Discretionary (13.55%)
1-800-FLOWERS.COM Inc. (a)	7,415	$22,467
Aeropostale Inc. (a)	19,918	430,627
AFC Enterprises Inc. (a)	6,041	102,455
AH Belo Corp. Class A	4,520	22,111
Ambassadors Group Inc.	4,772	25,530
American Axle & Manufacturing Holdings Inc. (a)	16,530	193,566
American Greetings Corp. Class A	9,500	145,730
American Public Education Inc. (a)	4,355	165,490
America’s Car-Mart Inc. (a)	2,200	96,756
Amerigon Inc. (a)	7,300	118,114
Ameristar Casinos Inc.	7,944	147,997
Ann Inc. (a)	12,032	344,596
Arbitron Inc.	6,718	248,432
Archipelago Learning Inc. (a)	3,085	34,305
Arctic Cat Inc. (a)	3,069	131,445
Asbury Automotive Group Inc. (a)	7,352	198,504
Ascena Retail Group Inc. (a)	15,546	688,999
Ascent Capital Group LLC Class A (a)	3,600	170,244
Barnes & Noble Inc. (a)	7,137	94,565
Beazer Homes USA Inc. (a)	19,663	63,905
bebe stores inc.	9,200	84,916
Belo Corp. Class A	22,900	164,193
Benihana Inc.	3,314	43,248
Big 5 Sporting Goods Corp.	5,519	43,269
Biglari Holdings Inc. (a)	301	121,258
BJ’s Restaurants Inc. (a)	5,949	299,532
Black Diamond Inc. (a)	4,539	42,031
Blue Nile Inc. (a)	2,956	97,489
Blyth Inc.	1,336	99,973
Bob Evans Farms Inc.	7,545	284,597
Body Central Corp. (a)	2,870	83,287
Bon-Ton Stores Inc., The	2,908	26,870
Boyd Gaming Corp. (a)	13,553	106,256
Bravo Brio Restaurant Group Inc. (a)	4,815	96,107
Bridgepoint Education Inc. (a)	4,447	110,063
Brown Shoe Co. Inc.	10,605	97,884
Brunswick Corp.	21,900	563,925
Buckle Inc., The	6,749	323,277
Buffalo Wild Wings Inc. (a)	4,596	416,811
Build-A-Bear Workshop Inc. (a)	3,529	18,527
Cabela’s Inc. (a)	10,730	409,350
Caesars Entertainment Corp. (a)	9,200	135,608
Callaway Golf Co.	16,414	110,959
Cambium Learning Group Inc. (a)	4,153	11,005
Capella Education Co. (a)	3,429	123,273
Caribou Coffee Company Inc. (a)	3,200	59,648
Carrols Restaurant Group Inc. (a)	3,200	48,800
Carter’s Inc. (a)	12,089	601,670
Casual Male Retail Group Inc. (a)	10,474	35,193
Cato Corp. Class A	6,744	186,404
Cavco Industries Inc. (a)	1,642	76,484
CEC Entertainment Inc.	4,506	170,822
Central European Media Enterprises Ltd. Class A (a)	9,051	64,262
Charming Shoppes Inc. (a)	28,181	166,268
Cheesecake Factory Inc., The (a)	13,589	399,381
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Cherokee Inc.	2,261	$25,753
Children’s Place Retail Stores Inc., The (a)	6,056	312,914
Christopher & Banks Corp.	9,242	17,190
Churchill Downs Inc.	3,145	175,806
Cinemark Holdings Inc.	22,900	502,655
Citi Trends Inc. (a)	3,800	43,548
Coinstar Inc. (a)	7,819	496,897
Coldwater Creek Inc. (a)	20,700	24,012
Collective Brands Inc. (a)	15,230	299,422
Columbia Sportswear Co.	2,948	139,883
Conn’s Inc. (a)	3,792	58,207
Cooper Tire & Rubber Co.	15,450	235,149
Core-Mark Holding Co. Inc.	2,728	111,684
Corinthian Colleges Inc. (a)	19,116	79,140
Cost Plus Inc. (a)	4,702	84,166
Cracker Barrel Old Country Store Inc.	5,682	317,056
Crocs Inc. (a)	22,500	470,700
Crown Media Holdings Inc. (a)	7,162	11,388
CSS Industries Inc.	2,018	39,270
Cumulus Media Inc. Class A (a)	9,189	32,070
Dana Holding Corp.	36,084	559,302
Delta Apparel Inc. (a)	1,918	31,513
Denny’s Corp. (a)	25,053	101,214
Destination Maternity Corp.	2,600	48,282
Dial Global Inc. (a)	1,457	3,395
Digital Domain Media Group Inc. (a)	1,300	7,397
Digital Generation Inc. (a)	6,797	69,397
DineEquity Inc. (a)	3,875	192,200
Domino’s Pizza Inc.	14,517	526,967
Dorman Products Inc. (a)	2,700	136,620
Drew Industries Inc. (a)	4,619	126,145
E.W. Scripps Co Class A (a)	7,590	74,913
Einstein Noah Restaurant Group Inc.	1,400	20,888
Entercom Communications Corp. Class A (a)	5,869	38,090
Entravision Communications Corp. Class A	12,045	20,597
Ethan Allen Interiors Inc.	6,122	155,009
Exide Technologies (a)	18,900	59,157
Express Inc. (a)	13,662	341,277
Finish Line Inc. Class A, The	13,006	275,987
Fisher Communications Inc. (a)	2,196	67,461
Francesca’s Holdings Corp. (a)	2,460	77,761
Fred’s Inc. Class A	9,440	137,918
Fuel Systems Solutions Inc. (a)	4,254	111,285
Furniture Brands International Inc. (a)	10,564	17,748
Gaylord Entertainment Co. (a)	8,714	268,391
Geeknet Inc. (a)	1,082	15,646
Genesco Inc. (a)	5,832	417,863
G-III Apparel Group Ltd. (a)	4,071	115,698
Global Sources Ltd. (a)	2,764	17,026
GNC Holdings Inc. Class A	5,657	197,373
Gordmans Stores Inc. (a)	1,300	28,561
Grand Canyon Education Inc. (a)	7,033	124,906
Gray Television Inc. (a)	12,015	22,708

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Group 1 Automotive Inc.	5,649	$317,304
Harte-Hanks Inc.	10,900	98,645
Haverty Furniture Companies Inc.	4,535	50,338
Helen of Troy Ltd. (a)	7,679	261,163
hhgregg Inc. (a)	4,414	50,231
Hibbett Sports Inc. (a)	6,812	371,595
Hillenbrand Inc.	15,453	354,646
Hot Topic Inc.	10,292	104,464
Hovnanian Enterprises Inc. (a)	16,624	40,729
HSN Inc.	9,900	376,497
Iconix Brand Group Inc. (a)	18,016	313,118
International Speedway Corp. Class A	7,285	202,159
Interval Leisure Group Inc.	10,100	175,740
iRobot Corp. (a)	5,900	160,834
Isle of Capri Casinos Inc. (a)	5,109	36,070
Jack in the Box Inc. (a)	10,929	261,968
JAKKS Pacific Inc.	6,627	115,641
Jamba Inc. (a)	14,879	30,800
Johnson Outdoors Inc. Class A (a)	1,230	23,493
Jones Group Inc., The	20,157	253,172
Jos. A. Bank Clothiers Inc. (a)	6,855	345,561
Journal Communications Inc. Class A (a)	10,142	57,099
K12 Inc. (a)	6,373	150,594
KB Home	18,979	168,913
Kenneth Cole Productions Inc. (a)	1,721	27,708
Kirkland’s Inc. (a)	3,700	59,866
Knology Inc. (a)	7,500	136,500
Krispy Kreme Doughnuts Inc. (a)	14,206	103,704
K-Swiss Inc. Class A (a)	6,671	27,351
La-Z-Boy Inc. (a)	12,622	188,825
Leapfrog Enterprises Inc. (a)	10,520	87,947
Libbey Inc. (a)	4,823	62,410
Life Time Fitness Inc. (a)	10,478	529,872
Lifetime Brands Inc.	2,381	26,762
Lin TV Corp. (a)	7,165	29,018
Lincoln Educational Services Corp.	5,600	44,296
Lions Gate Entertainment Corp. (a)	11,159	155,333
Lithia Motors Inc. Class A	5,439	142,502
Live Nation Entertainment Inc. (a)	34,853	327,618
Liz Claiborne Inc. (a)	23,200	309,952
Luby’s Inc. (a)	4,712	28,602
Lumber Liquidators Holdings Inc. (a)	5,874	147,496
M.D.C. Holdings Inc.	9,247	238,480
M/I Homes Inc. (a)	4,700	58,092
Mac-Gray Corp.	2,800	42,364
Maidenform Brands Inc. (a)	5,800	130,558
Marcus Corp.	5,037	63,214
Marine Products Corp.	2,692	16,017
MarineMax Inc. (a)	5,531	45,520
Martha Stewart Living Omnimedia Inc.	6,778	25,824
Matthews International Corp.	7,408	234,389
Mattress Firm Holding Corp. (a)	1,400	53,060
McClatchy Co. Class A, The (a)	14,927	43,139
MDC Partners Inc. Class A	6,183	68,755
Men’s Wearhouse Inc., The	12,658	490,751
Meredith Corp.	8,988	291,750
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Meritage Homes Corp. (a)	6,900	$186,714
Modine Manufacturing Co. (a)	11,320	99,956
Monarch Casino & Resort Inc. (a)	2,466	25,400
Monro Muffler Brake Inc.	7,602	315,407
Morgans Hotel Group Co. (a)	4,986	24,681
Motorcar Parts of America Inc. (a)	3,036	29,206
Movado Group Inc.	4,339	106,522
Multimedia Games Holding Company Inc. (a)	7,000	76,720
National American University Holdings Inc.	2,083	13,123
National CineMedia Inc.	13,672	209,182
New York & Co. Inc. (a)	5,919	22,078
New York Times Co. Class A, The (a)	33,852	229,855
Nexstar Broadcasting Group Inc. Class A (a)	2,884	23,966
NutriSystem Inc.	6,707	75,320
O’Charley’s Inc. (a)	4,709	46,337
Office Depot Inc. (a)	68,539	236,460
OfficeMax Inc. (a)	21,200	121,264
Orbitz Worldwide Inc. (a)	5,115	15,601
Orient-Express Hotels Ltd. Class A (a)	23,503	239,731
Outdoor Channel Holdings Inc.	3,500	25,585
Overstock.com Inc. (a)	2,899	15,191
Oxford Industries Inc.	3,247	165,013
Pacific Sunwear of California Inc. (a)	11,602	20,420
Papa John’s International Inc. (a)	4,680	176,249
Peet’s Coffee & Tea Inc. (a)	3,153	232,376
Penske Automotive Group Inc.	10,929	269,181
Pep Boys-Manny, Moe & Jack, The	13,227	197,347
Perry Ellis International Inc. (a)	3,140	58,624
PetMed Express Inc.	4,700	58,186
PF Chang’s China Bistro Inc.	5,297	209,337
Pier 1 Imports Inc. (a)	24,411	443,792
Pinnacle Entertainment Inc. (a)	15,448	177,806
Pool Corp.	11,896	445,148
Quiksilver Inc. (a)	32,600	131,704
R.G. Barry Corp.	2,081	25,388
ReachLocal Inc. (a)	2,409	17,176
Red Lion Hotels Corp. (a)	4,000	32,840
Red Robin Gourmet Burgers Inc. (a)	3,174	118,041
Regis Corp.	14,375	264,931
Rent-A-Center Inc.	14,554	549,414
Rentrak Corp. (a)	2,500	56,750
Ruby Tuesday Inc. (a)	15,711	143,441
Rue21 Inc. (a)	3,677	107,883
Ruth’s Hospitality Group Inc. (a)	8,385	63,642
Ryland Group Inc.	10,889	209,940
Saga Communications Inc. Class A (a)	897	32,113
Saks Inc. (a)	28,415	329,898
Scholastic Corp.	6,491	229,002
School Specialty Inc. (a)	3,964	14,033
Scientific Games Corp. Class A (a)	14,346	167,274
Sealy Corp. (a)	12,100	24,442
Select Comfort Corp. (a)	13,753	445,460
Shiloh Industries Inc.	1,370	13,056
Shoe Carnival Inc. (a)	2,217	71,432

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Shuffle Master Inc. (a)	13,478	$237,213
Shutterfly Inc. (a)	7,343	230,056
Sinclair Broadcast Group Inc. Class A	12,455	137,752
Six Flags Entertainment Corp.	10,298	481,637
Skechers U.S.A. Inc. (a)	9,249	117,647
Skullcandy Inc. (a)	2,366	37,454
Skyline Corp.	1,843	14,099
Smith & Wesson Holding Corp. (a)	14,939	115,777
Sonic Automotive Inc.	9,997	179,046
Sonic Corp. (a)	15,046	115,553
Sotheby’s	16,797	660,794
Spartan Motors Inc.	8,300	43,907
Speedway Motorsports Inc.	2,854	53,313
Stage Stores Inc.	7,807	126,786
Standard Motor Products Inc.	5,000	88,700
Standard Pacific Corp. (a)	25,800	115,068
Stein Mart Inc. (a)	6,523	43,052
Steiner Leisure Ltd. (a)	3,852	188,093
Steinway Musical Instruments Inc. (a)	1,499	37,475
Steven Madden Ltd. (a)	9,327	398,729
Stewart Enterprises Inc.	18,154	110,195
Stoneridge Inc. (a)	6,600	65,274
Strayer Education Inc.	3,020	284,726
Sturm, Ruger & Company Inc.	4,700	230,770
Summer Infant Inc. (a)	3,751	22,506
Superior Industries International Inc.	5,941	116,087
Systemax Inc. (a)	2,500	42,150
Talbots Inc. (a)	17,499	53,022
Teavana Holdings Inc. (a)	1,754	34,589
Tenneco Inc. (a)	15,013	557,733
Texas Roadhouse Inc. Class A	15,604	259,651
Tower International Inc. (a)	1,495	18,209
Town Sports International Holdings Inc. (a)	5,111	64,552
True Religion Apparel Inc. (a)	6,300	172,620
Tuesday Morning Corp. (a)	10,689	41,046
Unifi Inc. (a)	3,500	33,810
Universal Electronics Inc. (a)	3,712	74,166
Universal Technical Institute Inc.	5,681	74,932
US Auto Parts Network Inc. (a)	3,600	12,996
Vail Resorts Inc.	8,826	381,724
Valassis Communications Inc. (a)	11,190	257,370
Value Line Inc.	434	5,330
ValueVision Media Inc. Class A (a)	10,094	20,895
Vera Bradley Inc. (a)	4,847	146,331
Vitamin Shoppe Inc. (a)	6,123	270,698
VOXX International Corp. (a)	4,804	65,142
Warnaco Group Inc., The (a)	10,012	584,701
West Marine Inc. (a)	3,400	40,732
Wet Seal Inc. Class A (a)	22,624	78,053
Weyco Group Inc.	1,700	40,290
Winmark Corp.	575	33,316
Winnebago Industries Inc. (a)	7,419	72,706
Wolverine World Wide Inc.	12,215	454,154
World Wrestling Entertainment Inc.	7,095	62,933
Zagg Inc. (a)	5,616	59,698
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Zale Corp. (a)	7,922	$24,479
Zumiez Inc. (a)	5,166	186,544

		41,728,451

Consumer Staples (3.45%)
Alico Inc.	885	20,452
Alliance One International Inc. (a)	20,644	77,828
Andersons Inc., The	4,540	221,053
Arden Group Inc. Class A	300	27,267
B&G Foods Inc. Class A	12,000	270,120
Boston Beer Co. Inc. (a)	1,980	211,444
Calavo Growers Inc.	2,800	74,984
Cal-Maine Foods Inc.	3,500	133,910
Casey’s General Stores Inc.	9,400	521,324
Central European Distribution Corp. (a)	17,941	91,679
Central Garden & Pet Co. (a)	10,273	98,929
Chefs’ Warehouse Inc., The (a)	2,500	57,850
Chiquita Brands International Inc. (a)	11,405	100,250
Coca-Cola Bottling Co. Consolidated	1,155	72,465
Craft Brew Alliance Inc. (a)	2,569	19,679
Darling International Inc. (a)	28,837	502,341
Diamond Foods Inc.	5,400	123,228
Dole Food Company Inc. (a)	8,668	86,507
Elizabeth Arden Inc. (a)	6,103	213,483
Farmer Brothers Co. (a)	1,831	19,940
Female Health Co., The	5,300	28,726
Fresh Del Monte Produce Inc.	9,000	205,560
Fresh Market Inc., The (a)	7,070	339,006
Griffin Land & Nurseries Inc.	500	13,205
Hain Celestial Group Inc., The (a)	8,823	386,536
Harbinger Group Inc. (a)	2,727	14,126
Imperial Sugar Co.	3,100	14,539
Ingles Markets Inc.	3,305	58,300
Inter Parfums Inc.	4,216	66,149
J&J Snack Foods Corp.	3,542	185,813
Lancaster Colony Corp.	4,614	306,646
Lifeway Foods Inc. (a)	1,100	10,175
Limoneira Co.	2,067	34,912
Medifast Inc. (a)	3,531	61,651
MGP Ingredients Inc.	2,972	15,989
Nash Finch Co.	3,012	85,601
National Beverage Corp. (a)	2,580	41,383
Nature’s Sunshine Products Inc. (a)	2,767	44,327
Nu Skin Enterprises Inc.	13,562	785,375
Nutraceutical International Corp. (a)	2,500	36,400
Oil-Dri Corporation of America	1,200	25,548
Omega Protein Corp. (a)	4,780	36,376
Pantry Inc., The (a)	5,739	74,664
Pilgrim’s Pride Corp. (a)	14,766	110,154
Prestige Brands Holdings Inc. (a)	12,448	217,591
PriceSmart Inc.	4,400	320,364
Primo Water Corp. (a)	3,040	5,928
Revlon Inc. Class A (a)	2,700	46,575
Rite Aid Corp. (a)	145,643	253,419
Roundy’s Inc. (a)	4,759	50,921
Ruddick Corp.	12,090	484,809

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Sanderson Farms Inc.	5,445	$288,748
Schiff Nutrition International Inc. (a)	2,900	35,641
Seneca Foods Corp. Class A (a)	2,301	60,608
Smart Balance Inc. (a)	14,600	96,506
Snyders-Lance Inc.	11,658	301,359
Spartan Stores Inc.	5,652	102,414
Spectrum Brands Holdings Inc. (a)	4,090	142,986
Star Scientific Inc. (a)	26,500	86,920
Susser Holdings Corp. (a)	2,300	59,041
Synutra International Inc. (a)	4,500	26,460
Tootsie Roll Industries Inc.	5,999	137,437
TreeHouse Foods Inc. (a)	8,767	521,636
United Natural Foods Inc. (a)	11,946	557,400
Universal Corp.	5,705	265,853
USANA Health Sciences Inc. (a)	1,574	58,757
Vector Group Ltd.	11,912	211,083
Village Super Market Inc. Class A	1,528	48,270
WD-40 Co.	4,062	184,212
Weis Markets Inc.	2,796	121,906

		10,612,738

Energy (6.40%)
Abraxas Petroleum Corp. (a)	20,468	63,861
Alon USA Energy Inc.	2,800	25,340
Amyris Inc. (a)	4,382	22,699
Apco Oil and Gas International Inc.	2,300	156,791
Approach Resources Inc. (a)	6,479	239,399
ATP Oil & Gas Corp. (a)	10,834	79,630
Basic Energy Services Inc. (a)	6,100	105,835
Berry Petroleum Co.	12,740	600,436
Bill Barrett Corp. (a)	11,774	306,242
Bonanza Creek Energy Inc. (a)	2,500	54,625
BPZ Resources Inc. (a)	26,000	104,780
Bristow Group Inc.	8,923	425,895
C&J Energy Services Inc. (a)	2,929	52,107
Cal Dive International Inc. (a)	23,514	77,596
Callon Petroleum Co. (a)	9,694	60,975
CAMAC Energy Inc. (a)	12,002	12,002
Carrizo Oil & Gas Inc. (a)	9,590	271,013
Ceres Inc. (a)	1,500	23,985
Cheniere Energy Inc. (a)	38,157	571,592
Clayton Williams Energy Inc. (a)	1,449	115,109
Clean Energy Fuels Corp. (a)	12,255	260,786
Cloud Peak Energy Inc. (a)	15,087	240,336
Comstock Resources Inc. (a)	11,772	186,351
Contango Oil & Gas Co. (a)	3,000	176,730
Crimson Exploration Inc. (a)	5,419	22,489
Crosstex Energy Inc.	10,319	145,911
CVR Energy Inc. (a)	21,703	580,555
Dawson Geophysical Co. (a)	2,000	68,700
Delek US Holdings Inc.	3,500	54,285
DHT Holdings Inc.	15,800	15,168
DHT Holdings Inc. Rights (a) (b)	63	6,925
Dril-Quip Inc. (a)	8,549	555,856
Endeavour International Corp. (a)	9,231	109,387
Energy Partners Ltd. (a)	7,325	121,668
Energy XXI (Bermuda) Ltd. (a)	18,593	671,393
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Evolution Petroleum Corp. (a)	3,936	$36,605
Exterran Holdings Inc. (a)	15,806	208,481
Frontline Ltd.	12,714	97,771
FX Energy Inc. (a)	12,900	70,176
Gastar Exploration Ltd. (a)	14,162	42,344
Geokinetics Inc. (a)	2,657	4,676
GeoResources Inc. (a)	4,988	163,307
Gevo Inc. (a)	1,500	13,785
Global Geophysical Services Inc. (a)	4,454	47,257
GMX Resources Inc. (a)	14,812	18,811
Golar LNG Ltd.	9,817	373,537
Goodrich Petroleum Corp. (a)	6,253	118,932
Green Plains Renewable Energy Inc. (a)	4,500	48,555
Gulf Island Fabrication Inc.	3,482	101,918
GulfMark Offshore Inc. Class A (a)	5,899	271,118
Gulfport Energy Corp. (a)	11,277	328,386
Hallador Energy Co.	737	6,515
Harvest Natural Resources Inc. (a)	8,432	59,699
Heckmann Corp. (a)	24,700	106,457
Helix Energy Solutions Group Inc. (a)	26,094	464,473
Hercules Offshore Inc. (a)	33,157	156,833
Hornbeck Offshore Services Inc. (a)	7,634	320,857
Houston American Energy Corp. (a)	4,083	21,313
Hyperdynamics Corp. (a)	38,408	49,546
ION Geophysical Corp. (a)	32,813	211,644
Isramco Inc. (a)	272	23,762
James River Coal Co. (a)	8,761	44,856
Key Energy Services Inc. (a)	31,005	479,027
KiOR Inc. Class A (a)	2,654	35,484
Knightsbridge Tankers Ltd.	5,386	77,451
Kodiak Oil & Gas Corp. (a)	63,809	635,538
L&L Energy Inc. (a)	5,734	14,048
Lufkin Industries Inc.	8,364	674,557
Magnum Hunter Resources Corp. (a)	27,514	176,365
Magnum Hunter Resources Corp. Warrants (a) (b)	2,751	0
Matador Resources Co. (a)	3,600	39,420
Matrix Service Co. (a)	6,700	93,867
McMoRan Exploration Co. (a)	24,248	259,454
Miller Energy Resources Inc. (a)	7,630	32,199
Mitcham Industries Inc. (a)	2,869	64,438
Natural Gas Services Group (a)	3,100	40,920
Newpark Resources Inc. (a)	22,457	183,923
Nordic American Tankers Ltd.	13,202	209,648
Northern Oil and Gas Inc. (a)	15,595	323,440
Oasis Petroleum Inc. (a)	14,711	453,540
Overseas Shipholding Group Inc.	6,668	84,217
OYO Geospace Corp. (a)	1,100	115,863
Panhandle Oil & Gas Inc.	1,763	51,973
Parker Drilling Co. (a)	28,421	169,673
Patriot Coal Corp. (a)	22,510	140,462
Penn Virginia Corp.	11,134	50,660
Petroleum Development Corp. (a)	5,911	219,239
Petroquest Energy Inc. (a)	14,265	87,587
PHI Inc. (a)	3,100	71,765
Pioneer Drilling Co. (a)	15,164	133,443

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Renewable Energy Group Inc. (a)	1,900	$19,684
Rentech Inc. (a)	56,994	118,548
Resolute Energy Corp. (a)	11,443	130,221
REX American Resources Corp. (a)	1,500	46,050
Rex Energy Corp. (a)	10,400	111,072
RigNet Inc. (a)	1,500	26,295
Rosetta Resources Inc. (a)	13,117	639,585
Sanchez Energy Corp. (a)	2,530	56,798
Scorpio Tankers Inc. (a)	7,680	54,221
SemGroup Corp. Class A (a)	10,264	299,093
Ship Finance International Ltd.	11,100	169,830
Solazyme Inc. (a)	2,746	40,174
Stone Energy Corp. (a)	12,074	345,196
Swift Energy Co. (a)	10,520	305,396
Syntroleum Corp. (a)	19,348	18,671
Targa Resources Corp.	4,064	184,709
Teekay Tankers Ltd. Class A	13,194	80,088
Tesco Corp. (a)	7,523	106,751
TETRA Technologies Inc. (a)	19,000	178,980
Triangle Petroleum Corp. (a)	10,639	73,409
Union Drilling Inc. (a)	3,600	20,016
Uranerz Energy Corp. (a)	15,943	40,176
Uranium Energy Corp. (a)	17,800	69,420
Uranium Resources Inc. (a)	22,991	20,920
Ur-Energy Inc. (a)	25,544	31,164
USEC Inc. (a)	28,891	30,624
VAALCO Energy Inc. (a)	12,400	117,180
Vantage Drilling Co. (a)	43,336	69,338
Venoco Inc. (a)	7,279	78,904
Voyager Oil & Gas Inc. (a)	11,537	28,035
W&T Offshore Inc.	8,600	181,288
Warren Resources Inc. (a)	18,346	59,808
Western Refining Inc.	12,881	242,420
Westmoreland Coal Co. (a)	2,467	27,556
Willbros Group Inc. (a)	9,700	31,428
World Fuel Services Corp.	17,477	716,557
Zion Oil & Gas Inc. (a)	6,257	16,518

		19,702,390

Financials (21.41%)
1st Source Corp.	3,827	93,647
1st United Bancorp Inc. (a)	6,900	41,745
Acadia Realty Trust	10,590	238,699
Advance America Cash Advance Centers Inc.	13,801	144,772
AG Mortgage Investment Trust Inc.	2,447	48,304
Agree Realty Corp.	2,820	63,676
Alexander’s Inc.	519	204,424
Alliance Financial Corp.	1,100	33,341
Alterra Capital Holdings Ltd.	22,427	515,372
American Assets Trust Inc.	7,947	181,192
American Campus Communities Inc.	18,384	822,132
American Capital Mortgage Investment Corp.	4,365	95,026
American Equity Investment Life Holding Co.	14,642	186,978
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
American Safety Insurance Holdings Ltd. (a)	2,576	$48,558
Ameris Bancorp (a)	6,127	80,509
Amerisafe Inc. (a)	4,500	111,330
Ames National Corp.	2,200	52,360
AmTrust Financial Services Inc.	6,100	163,968
Anworth Mortgage Asset Corp.	33,643	221,371
Apollo Commercial Real Estate Finance Inc.	5,361	83,900
Apollo Residential Mortgage Inc.	2,326	42,752
Argo Group International Holdings Ltd.	6,786	202,698
Armour Residential REIT Inc.	44,162	298,094
Arrow Financial Corp.	2,513	61,317
Artio Global Investors Inc.	7,755	36,991
Ashford Hospitality Trust Inc.	13,019	117,301
Associated Estates Realty Corp.	10,200	166,668
Astoria Financial Corp.	21,700	213,962
AV Homes Inc. (a)	2,348	28,599
Baldwin & Lyons Inc.	2,011	45,006
BancFirst Corp.	1,648	71,787
Banco Latinoamericano de Comercio Exterior SA	7,000	147,770
Bancorp Inc., The (a)	7,272	73,011
BancorpSouth Inc.	23,261	313,326
Bank Mutual Corp.	11,919	48,153
Bank of Kentucky Financial Corp., The	1,425	36,665
Bank of Marin Bancorp	1,400	53,214
Bank of the Ozarks Inc.	7,036	219,945
BankFinancial Corp.	5,403	35,768
Banner Corp.	4,365	96,161
BBCN Bancorp Inc. (a)	18,532	206,261
Beneficial Mutual Bancorp Inc. (a)	8,145	71,187
Berkshire Hills Bancorp Inc.	5,076	116,342
BGC Partners Inc. Class A	18,701	138,200
BioMed Realty Trust Inc.	38,006	721,354
BofI Holding Inc. (a)	2,334	39,865
Boston Private Financial Holdings Inc.	19,251	190,777
Bridge Bancorp Inc.	1,685	35,334
Bridge Capital Holdings (a)	2,253	30,325
Brookline Bancorp Inc.	16,492	154,530
Bryn Mawr Bank Corp.	2,800	62,832
Calamos Asset Management Inc. Class A	4,651	60,975
California First National Bancorp	300	4,602
Camden National Corp.	2,000	70,300
Campus Crest Communities Inc.	7,610	88,733
Cape Bancorp Inc. (a)	2,855	22,783
Capital Bank Corp. (a)	3,380	7,571
Capital City Bank Group Inc.	2,998	22,335
CapLease Inc.	16,756	67,527
Capstead Mortgage Corp.	22,494	294,896
Cardinal Financial Corp.	6,967	78,727
Cascade Bancorp (a)	1,473	8,367
Cash America International Inc.	7,280	348,930
Cathay General Bancorp	19,246	340,654

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
CBL & Associates Properties Inc.	36,660	$693,607
Cedar Realty Trust Inc.	14,275	73,088
Center Bancorp Inc.	2,986	29,950
Centerstate Banks Inc.	7,324	59,764
Central Pacific Financial Corp. (a)	3,594	46,542
Century Bancorp Inc. Class A	709	19,356
Charter Financial Corp.	1,655	14,829
Chatham Lodging Trust	3,387	42,981
Chemical Financial Corp.	6,756	158,361
Chesapeake Lodging Trust	7,847	141,011
CIFC Corp. (a)	2,977	18,457
Citizens & Northern Corp.	3,100	62,000
Citizens Inc. (a)	9,500	93,860
City Holding Co.	3,768	130,825
Clifton Savings Bancorp Inc.	2,225	23,207
CNB Financial Corp.	3,000	50,130
CNO Financial Group Inc. (a)	54,707	425,620
CoBiz Financial Inc.	8,474	59,911
Cogdell Spencer Inc.	10,680	45,283
Cohen & Steers Inc.	4,434	141,445
Colonial Properties Trust	21,861	475,040
Colony Financial Inc.	8,155	133,579
Columbia Banking System Inc.	9,897	225,454
Community Bank System Inc.	9,736	280,202
Community Trust Bancorp Inc.	3,487	111,828
Compass Diversified Holdings	10,009	148,033
Consolidated-Tomoka Land Co.	1,042	31,000
Coresite Realty Corp.	5,054	119,224
Cousins Properties Inc.	22,540	170,853
Cowen Group Inc. Class A (a)	15,679	42,490
Crawford & Co. Class B	6,776	33,202
Credit Acceptance Corp. (a)	1,624	164,040
CreXus Investment Corp.	14,111	145,908
CubeSmart	30,178	359,118
CVB Financial Corp.	21,763	255,498
CYS Investments Inc.	27,570	360,891
DCT Industrial Trust Inc.	60,981	359,788
Delphi Financial Group Inc. Class A	11,833	529,763
DFC Global Corp. (a)	10,578	199,607
Diamond Hill Investment Group	600	44,190
DiamondRock Hospitality Co.	41,940	431,563
Dime Community Bancshares	7,669	112,044
Donegal Group Inc.	1,869	25,549
Doral Financial Corp. (a)	31,175	48,010
Duff & Phelps Corp. Class A	7,500	116,550
DuPont Fabros Technology Inc.	14,540	355,503
Dynex Capital Inc.	13,353	127,521
Eagle Bancorp Inc. (a)	4,346	72,752
EastGroup Properties Inc.	6,767	339,839
Edelman Financial Group Inc.	4,975	32,885
Education Realty Trust Inc.	22,882	248,041
eHealth Inc. (a)	5,100	83,181
EMC Insurance Group Inc.	981	19,708
Employers Holdings Inc.	8,100	143,451
Encore Bancshares Inc. (a)	2,127	43,327
Enstar Group Ltd. (a)	1,700	168,283
Enterprise Bancorp Inc.	1,437	23,624
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Enterprise Financial Services Corp.	4,076	$47,852
Entertainment Properties Trust	11,521	534,344
Epoch Holding Corp.	3,700	88,356
Equity Lifestyle Properties Inc.	8,075	563,150
Equity One Inc.	13,195	266,803
ESB Financial Corp.	3,140	45,279
ESSA Bancorp Inc.	2,800	27,440
Evercore Partners Inc. Class A	5,300	154,071
Excel Trust Inc.	7,621	92,062
Extra Space Storage Inc.	23,299	670,778
EZCORP Inc. Class A (a)	11,600	376,478
F.N.B. Corp.	33,661	406,625
FBL Financial Group Inc.	3,098	104,403
FBR & Co. (a)	10,000	25,700
Federal Agricultural Mortgage Corp. Class C	2,404	54,571
FelCor Lodging Trust Inc. (a)	30,618	110,225
Financial Engines Inc. (a)	9,512	212,688
Financial Institutions Inc.	3,400	54,978
First American Financial Corp.	25,967	431,831
First Bancorp (North Carolina)	3,703	40,474
First Bancorp Inc.	2,362	35,028
First Busey Corp.	18,979	93,756
First Cash Financial Services Inc. (a)	7,314	313,697
First Commonwealth Financial Corp.	26,134	159,940
First Community Bancshares Inc.	3,823	51,075
First Connecticut Bancorp Inc.	4,394	57,957
First Defiance Financial Corp.	2,394	40,363
First Financial Bancorp	14,541	251,559
First Financial Bankshares Inc.	7,752	272,948
First Financial Corp. Indiana	2,699	85,693
First Financial Holdings Inc.	3,808	41,888
First Industrial Realty Trust Inc. (a)	21,313	263,216
First Interstate BancSystem Inc.	3,857	56,389
First Marblehead Corp., The (a)	15,400	18,788
First Merchants Corp.	6,106	75,348
First Midwest Bancorp Inc.	18,551	222,241
First of Long Island Corp., The	1,800	47,700
First PacTrust Bancorp Inc.	2,096	24,984
First Potomac Realty Trust	12,389	149,783
FirstMerit Corp.	27,033	455,776
Flagstar Bancorp Inc. (a)	48,089	44,242
Flagstone Reinsurance Holdings SA.	13,000	102,310
Flushing Financial Corp.	7,597	102,256
Forestar Group Inc. (a)	8,700	133,893
Fortegra Financial Corp. (a)	1,400	11,704
Fox Chase Bancorp	2,983	38,779
Franklin Financial Corp. (a)	3,432	46,092
Franklin Street Properties Corp.	17,445	184,917
FX Alliance Inc. (a)	1,500	23,520
FXCM Inc. Class A	4,262	55,363
Gain Capital Holdings Inc.	1,900	9,538
GAMCO Investors Inc.	1,625	80,616
German American Bancorp Inc.	3,100	60,233
Getty Realty Corp.	6,394	99,619
GFI Group Inc.	18,256	68,643
Glacier Bancorp Inc.	17,844	266,589

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Gladstone Commercial Corp.	2,900	$49,909
Gleacher & Co Inc. (a)	19,708	26,803
Glimcher Realty Trust	34,686	354,491
Global Indemnity PLC (a)	3,118	60,770
Government Properties Income Trust	8,712	210,046
Great Southern Bancorp Inc.	2,467	59,208
Greenlight Capital Re Ltd. Class A (a)	7,103	174,947
Hallmark Financial Services Inc. (a)	2,600	20,514
Hampton Roads Bankshares Inc. (a)	2,411	7,305
Hancock Holding Co.	18,830	668,653
Hanmi Financial Corp. (a)	7,852	79,462
Harleysville Group Inc.	3,054	176,216
Hatteras Financial Corp.	18,451	514,783
Healthcare Realty Trust Inc.	19,176	421,872
Heartland Financial USA Inc.	3,243	56,234
Heritage Commerce Corp. (a)	5,133	33,005
Heritage Financial Corp.	3,900	53,040
Hersha Hospitality Trust	34,921	190,669
HFF Inc. Class A (a)	7,137	117,546
Highwoods Properties Inc.	17,888	596,028
Hilltop Holdings Inc. (a)	10,188	85,477
Home Bancshares Inc.	5,658	150,559
Home Federal Bancorp Inc.	4,100	41,533
Home Loan Servicing Solutions Ltd.	3,340	46,560
Home Properties Inc.	11,908	726,507
HomeStreet Inc. (a)	1,100	30,580
Horace Mann Educators Corp.	10,002	176,235
Hudson Pacific Properties Inc.	5,452	82,489
Hudson Valley Holding Corp.	3,852	62,133
IBERIABANK Corp.	7,277	389,101
ICG Group Inc. (a)	9,421	84,318
Imperial Holdings Inc. (a)	4,386	11,711
Independence Holding Co.	1,974	19,661
Independent Bank Corp.	5,310	152,556
Infinity Property & Casualty Corp.	3,086	161,490
Inland Real Estate Corp.	19,017	168,681
International Bancshares Corp.	12,950	273,892
INTL FCStone Inc. (a)	3,127	65,980
Invesco Mortgage Capital	28,438	501,931
Investment Technology Group Inc. (a)	9,612	114,960
Investors Bancorp Inc. (a)	11,429	171,664
Investors Real Estate Trust	21,234	163,289
iStar Financial Inc. (a)	20,400	147,900
JMP Group Inc.	3,514	25,933
Kansas City Life Insurance Co.	1,057	34,035
KBW Inc.	8,333	154,160
Kearny Financial Corp.	3,406	33,208
Kennedy-Wilson Holdings Inc.	6,593	89,006
Kilroy Realty Corp.	16,862	785,938
Kite Realty Group Trust	14,094	74,275
Knight Capital Group Inc. Class A (a)	24,854	319,871
Ladenburg Thalmann Financial Services Inc. (a)	26,630	47,401
Lakeland Bancorp Inc.	5,640	55,554
Lakeland Financial Corp.	3,932	102,350
LaSalle Hotel Properties	21,063	592,713
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Lexington Realty Trust	29,456	$264,809
LTC Properties Inc.	7,501	240,032
Maiden Holdings Ltd.	12,700	114,300
MainSource Financial Group Inc.	5,161	62,190
Manning & Napier Inc. (a)	3,077	45,232
MarketAxess Holdings Inc.	7,151	266,661
Marlin Business Services Corp.	2,159	32,515
MB Financial Inc.	13,367	280,573
Meadowbrook Insurance Group Inc.	12,962	120,935
Medical Properties Trust Inc.	33,162	307,743
Merchants Bancshares Inc.	1,308	36,859
Meridian Interstate Bancorp Inc. (a)	2,126	27,914
Metro Bancorp Inc. (a)	3,600	42,084
MFA Financial Inc.	87,769	655,634
MGIC Investment Corp. (a)	46,290	229,598
Mid-America Apartment Communities Inc.	10,132	679,148
MidSouth Bancorp Inc.	1,900	25,840
Mission West Properties Inc.	4,185	41,264
Monmouth Real Estate Investment Corp. Class A	9,400	91,556
Montpelier Re Holdings Ltd.	15,419	297,895
MPG Office Trust Inc. (a)	12,247	28,658
National Bankshares Inc.	1,700	51,170
National Financial Partners Corp. (a)	10,263	155,382
National Health Investors Inc.	6,101	297,607
National Interstate Corp.	1,813	46,377
National Penn Bancshares Inc.	30,486	269,801
National Retail Properties Inc.	25,741	699,898
National Western Life Insurance Co.	575	78,700
Navigators Group Inc., The (a)	2,672	126,225
NBT Bancorp Inc.	8,466	186,929
Nelnet Inc. Class A	6,500	168,415
Netspend Holdings Inc. (a)	6,649	51,596
Newcastle Investment Corp.	25,844	162,300
NewStar Financial Inc. (a)	6,732	74,860
Nicholas Financial Inc.	2,406	31,735
Northfield Bancorp Inc.	4,232	60,179
NorthStar Realty Finance Corp.	28,327	153,249
Northwest Bancshares Inc.	23,958	304,267
OceanFirst Financial Corp.	3,400	48,416
Ocwen Financial Corp. (a)	23,594	368,774
Old National Bancorp	23,295	306,096
Omega Healthcare Investors Inc.	25,109	533,817
OmniAmerican Bancorp Inc. (a)	2,705	52,369
One Liberty Properties Inc.	2,747	50,270
OneBeacon Insurance Group Ltd. Class A	5,448	83,954
Oppenheimer Holdings Inc. Class A	2,680	46,498
Oriental Financial Group Inc.	10,396	125,792
Oritani Financial Corp.	11,505	168,893
Orrstown Financial Services Inc.	1,800	15,786
Pacific Capital Bancorp (a)	994	45,336
Pacific Continental Corp.	4,600	43,332
PacWest Bancorp	7,391	179,601
Park National Corp.	3,170	219,269
Park Sterling Corp. (a)	8,746	41,981

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Parkway Properties Inc.	5,445	$57,064
Pebblebrook Hotel Trust	12,502	282,295
Penns Woods Bancorp Inc.	857	35,034
Pennsylvania Real Estate Investment Trust	13,750	209,962
PennyMac Mortgage Investment Trust	7,444	138,979
Peoples Bancorp Inc.	2,610	45,779
PHH Corp. (a)	13,769	213,006
Phoenix Companies Inc., The (a)	28,603	70,077
PICO Holdings Inc. (a)	5,707	133,829
Pinnacle Financial Partners Inc. (a)	8,414	154,397
Piper Jaffray Companies Inc. (a)	4,033	107,358
Platinum Underwriters Holdings Ltd.	8,797	321,090
Post Properties Inc.	13,077	612,788
Potlatch Corp.	10,065	315,437
Presidential Life Corp.	5,157	58,945
Primerica Inc.	7,382	186,100
PrivateBancorp Inc.	14,804	224,577
ProAssurance Corp.	7,599	669,548
Prosperity Bancshares Inc.	11,652	533,662
Provident Financial Services Inc.	15,018	218,212
Provident New York Bancorp	9,270	78,424
PS Business Parks Inc.	4,582	300,304
Pzena Investment Management Inc. Class A	2,000	11,700
Radian Group Inc.	33,100	143,985
RAIT Financial Trust	12,721	63,223
Ramco-Gershenson Properties Trust	9,655	117,984
Redwood Trust Inc.	19,754	221,245
Renasant Corp.	6,116	99,568
Republic Bancorp Inc. Class A	2,319	55,470
Resource Capital Corp.	21,000	113,190
Retail Opportunity Investments Corp.	12,458	149,994
RLI Corp.	4,538	325,102
RLJ Lodging Trust	6,787	126,442
Rockville Financial Inc.	7,268	84,672
Roma Financial Corp.	2,006	19,639
S&T Bancorp Inc.	6,862	148,837
Sabra Health Care REIT Inc.	9,084	149,341
Safeguard Scientifics Inc. (a)	5,216	89,715
Safety Insurance Group Inc.	3,164	131,749
Sandy Spring Bancorp Inc.	5,994	108,911
Saul Centers Inc.	1,848	74,585
SCBT Financial Corp.	3,513	114,910
SeaBright Holdings Inc.	4,600	41,814
Seacoast Banking Corporation of Florida (a)	17,806	31,339
Selective Insurance Group Inc.	13,311	234,407
Sierra Bancorp	2,800	27,524
Signature Bank (a)	11,352	715,630
Simmons First National Corp.	4,216	108,899
Southside Bancshares Inc.	4,058	89,682
Southwest Bancorp Inc. (a)	5,055	46,607
Sovran Self Storage Inc.	6,744	336,054
STAG Industrial Inc.	3,893	54,346
Starwood Property Trust Inc.	23,077	485,079
State Auto Financial Corp.	3,558	51,982
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
State Bank Financial Corp. (a)	7,798	$136,543
StellarOne Corp.	5,700	67,659
Sterling Bancorp NY	8,008	76,797
Sterling Financial Corp. (a)	6,595	137,704
Stewart Information Services Corp.	4,491	63,817
Stifel Financial Corp. (a)	13,256	501,607
Strategic Hotels & Resorts Inc. (a)	43,093	283,552
Suffolk Bancorp (a)	2,423	31,475
Summit Hotel Properties Inc.	6,430	48,739
Sun Bancorp Inc. (a)	9,204	32,490
Sun Communities Inc.	6,515	282,295
Sunstone Hotel Investors Inc. (a)	29,095	283,385
Susquehanna Bancshares Inc.	45,771	452,217
SVB Financial Group (a)	10,660	685,864
SWS Group Inc.	6,997	40,023
SY Bancorp Inc.	2,867	66,514
Symetra Financial Corp.	16,597	191,363
Tanger Factory Outlet Centers Inc.	21,144	628,611
Taylor Capital Group Inc. (a)	3,833	55,004
Tejon Ranch Co. (a)	3,536	101,271
Terreno Realty Corp.	3,351	47,953
Territorial Bancorp Inc.	2,685	55,875
Texas Capital Bancshares Inc. (a)	9,280	321,274
Tompkins Financial Corp.	2,046	81,963
Tower Group Inc.	9,234	207,119
TowneBank	6,000	80,940
Trico Bancshares	3,592	62,573
Trustco Bank Corp. NY	23,277	132,912
Trustmark Corp.	15,701	392,211
Two Harbors Investment Corp.	51,762	524,867
UMB Financial Corp.	8,035	359,446
UMH Properties Inc.	2,800	30,688
Umpqua Holdings Corp.	28,509	386,582
Union First Market Bankshares Corp.	5,263	73,682
United Bankshares Inc.	12,368	356,940
United Community Banks Inc. (a)	10,243	99,869
United Financial Bancorp Inc.	4,093	64,751
United Fire Group Inc.	5,292	94,674
Universal Health Realty Income Trust	3,005	119,088
Universal Insurance Holdings Inc.	5,400	21,006
Univest Corp. of Pennsylvania	4,199	70,459
Urstadt Biddle Properties Inc.	5,704	112,597
ViewPoint Financial Group	8,580	131,960
Virginia Commerce Bancorp (a)	6,186	54,313
Virtus Investment Partners Inc. (a)	1,630	139,821
Walker & Dunlop Inc. (a)	2,629	33,125
Walter Investment Management Corp.	6,260	141,163
Washington Banking Co.	3,610	49,854
Washington Real Estate Investment Trust	16,290	483,813
Washington Trust Bancorp Inc.	3,556	85,842
Webster Financial Corp.	17,804	403,617
WesBanco Inc.	5,787	116,550
West Bancorporation	3,700	36,963
West Coast Bancorp (a)	4,742	89,719

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Westamerica Bancorporation	7,092	$340,416
Western Alliance Bancorp (a)	17,600	149,072
Westfield Financial Inc.	6,860	54,263
Westwood Holdings Group Inc.	1,571	60,845
Whitestone REIT Class B	1,829	23,850
Wilshire Bancorp Inc. (a)	15,870	76,652
Winthrop Realty Trust	7,060	81,825
Wintrust Financial Corp.	8,708	311,659
World Acceptance Corp. (a)	3,781	231,586
WSFS Financial Corp.	1,635	67,035

		65,914,516

Health Care (12.50%)
Abaxis Inc. (a)	5,621	163,740
Abiomed Inc. (a)	7,901	175,323
Accretive Health Inc. (a)	9,925	198,202
Accuray Inc. (a)	16,944	119,625
Achillion Pharmaceuticals Inc. (a)	11,809	113,130
Acorda Therapeutics Inc. (a)	9,744	258,703
Acura Pharmaceuticals Inc. (a)	1,900	6,574
Aegerion Pharmaceuticals Inc. (a)	2,298	31,781
Affymax Inc. (a)	8,627	101,281
Affymetrix Inc. (a)	17,100	73,017
Air Methods Corp. (a)	2,800	244,300
Akorn Inc. (a)	13,676	160,009
Albany Molecular Research Inc. (a)	5,823	15,722
Align Technology Inc. (a)	15,039	414,324
Alimera Sciences Inc. (a)	2,781	9,400
Alkermes PLC (a)	23,415	434,348
Alliance HealthCare Services Inc. (a)	6,742	10,113
Allos Therapeutics Inc. (a)	20,300	30,044
Almost Family Inc. (a)	1,900	49,419
Alnylam Pharmaceuticals Inc. (a)	11,103	122,910
Alphatec Holdings Inc. (a)	12,600	29,862
AMAG Pharmaceuticals Inc. (a)	5,282	84,142
Amedisys Inc. (a)	7,288	105,384
Amicus Therapeutics Inc. (a)	5,278	27,868
AMN Healthcare Services Inc. (a)	10,188	61,739
Ampio Pharmaceuticals Inc. (a)	4,914	16,757
Amsurg Corp. (a)	7,804	218,356
Anacor Pharmaceuticals Inc. (a)	2,917	17,181
Analogic Corp.	3,106	209,779
Angiodynamics Inc. (a)	6,300	77,175
Antares Pharma Inc. (a)	21,677	70,017
Anthera Pharmaceuticals Inc. (a)	5,237	11,574
Ardea Biosciences Inc. (a)	5,695	123,923
Arena Pharmaceuticals Inc. (a)	41,658	127,890
Ariad Pharmaceuticals Inc. (a)	38,813	619,067
ArQule Inc. (a)	13,200	92,532
Array Biopharma Inc. (a)	20,778	70,853
ArthroCare Corp. (a)	6,715	180,298
Assisted Living Concepts Inc. Class A	4,680	77,735
Astex Pharmaceuticals Inc. (a)	14,600	27,156
athenahealth Inc. (a)	8,631	639,730
AtriCure Inc. (a)	3,468	34,507
Atrion Corp.	400	84,084
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Auxilium Pharmaceuticals Inc. (a)	11,781	$218,773
AVANIR Pharmaceuticals Inc. Class A (a)	32,900	112,518
Aveo Pharmaceuticals Inc. (a)	7,710	95,681
AVI BioPharma Inc. (a)	35,064	53,999
Bacterin International Holdings Inc. (a)	5,528	13,378
BG Medicine Inc. (a)	1,900	13,338
BioCryst Pharmaceuticals Inc. (a)	6,780	32,747
BioLase Technology Inc. (a)	7,171	19,433
BioMimetic Therapeutics Inc. (a)	4,506	11,130
Bio-Reference Laboratories Inc. (a)	5,986	140,731
BioSante Pharmaceuticals Inc. (a)	27,387	18,623
BioScrip Inc. (a)	9,754	66,230
BioSpecifics Technologies Corp. (a)	1,393	22,037
BioTime Inc. (a)	6,836	30,147
Cadence Pharmaceuticals Inc. (a)	12,520	46,324
Cambrex Corp. (a)	7,481	52,292
Cantel Medical Corp.	4,800	120,432
Capital Senior Living Corp. (a)	7,200	66,528
CardioNet Inc. (a)	6,100	18,788
Cardiovascular Systems Inc. (a)	3,270	30,248
Cell Therapeutics Inc. (a)	56,170	73,021
Celldex Therapeutics Inc. (a)	14,055	71,540
Cempra Inc. (a)	1,000	7,550
Centene Corp. (a)	12,309	602,772
Cepheid Inc. (a)	16,084	672,794
Cerus Corp. (a)	14,340	57,647
Chelsea Therapeutics International Ltd. (a)	15,329	39,242
Chemed Corp.	4,924	308,636
ChemoCentryx Inc. (a)	1,200	12,792
Chindex International Inc. (a)	2,800	26,600
Cleveland Biolabs Inc. (a)	8,082	19,882
Clovis Oncology Inc. (a)	2,634	67,035
Codexis Inc. (a)	5,958	21,747
Columbia Laboratories Inc. (a)	18,065	12,826
Complete Genomics Inc. (a)	2,462	6,943
Computer Programs & Systems Inc.	2,784	157,352
Conceptus Inc. (a)	7,800	112,164
Conmed Corp.	7,029	209,956
Corcept Therapeutics Inc. (a)	10,130	39,811
Cornerstone Therapeutics Inc. (a)	1,800	10,728
Corvel Corp. (a)	1,539	61,391
Cross Country Healthcare Inc. (a)	6,689	33,517
CryoLife Inc. (a)	6,832	36,005
Cubist Pharmaceuticals Inc. (a)	15,505	670,591
Curis Inc. (a)	19,387	93,445
Cyberonics Inc. (a)	6,976	265,995
Cynosure Inc. Class A (a)	2,500	44,650
Cytori Therapeutics Inc. (a)	12,000	29,880
Delcath Systems Inc. (a)	11,200	35,168
DepoMed Inc. (a)	12,800	80,128
Dexcom Inc. (a)	16,601	173,148
Durect Corp. (a)	20,848	16,678
DUSA Pharmaceuticals Inc. (a)	6,020	37,685
Dyax Corp. (a)	25,477	39,744
Dynavax Technologies Corp. (a)	38,270	193,646

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
DynaVox Inc. Class A (a)	2,296	$7,072
Emergent Biosolutions Inc. (a)	6,000	96,000
Emeritus Corp. (a)	7,500	132,450
Endocyte Inc. (a)	3,578	17,818
Endologix Inc. (a)	12,129	177,690
Ensign Group Inc., The	4,000	108,640
Enzo Biochem Inc. (a)	10,161	27,333
Enzon Pharmaceuticals Inc. (a)	9,215	63,031
ePocrates Inc. (a)	1,565	13,428
eResearch Technology Inc. (a)	12,537	98,039
Exact Sciences Corp. (a)	14,094	157,289
Exactech Inc. (a)	2,200	34,870
ExamWorks Group Inc. (a)	6,692	83,115
Exelixis Inc. (a)	36,630	189,743
Five Star Quality Care Inc. (a)	10,281	35,058
Fluidigm Corp. (a)	1,594	25,074
Furiex Pharmaceuticals Inc. (a)	2,578	60,918
Genomic Health Inc. (a)	4,200	128,562
Gentiva Health Services Inc. (a)	7,626	66,651
Geron Corp. (a)	32,073	54,203
Greatbatch Inc. (a)	5,856	143,589
Greenway Medical Technologies Inc. (a)	1,900	29,032
GTx Inc. (a)	6,425	24,736
Haemonetics Corp. (a)	6,302	439,123
Halozyme Therapeutics Inc. (a)	21,940	279,954
Hanger Orthopedic Group Inc. (a)	8,300	181,438
Hansen Medical Inc. (a)	14,015	42,045
Harvard Bioscience Inc. (a)	5,592	21,921
Healthsouth Corp. (a)	23,376	478,740
HealthStream Inc. (a)	4,382	101,619
Healthways Inc. (a)	8,570	63,075
HeartWare International Inc. (a)	2,985	196,085
Hi-Tech Pharmacal Co. Inc. (a)	2,600	93,418
HMS Holdings Corp. (a)	21,000	655,410
Horizon Pharma Inc. (a)	2,200	9,108
ICU Medical Inc. (a)	3,032	149,053
Idenix Pharmaceuticals Inc. (a)	15,051	147,349
ImmunoGen Inc. (a)	18,593	267,553
Immunomedics Inc. (a)	16,385	59,478
Impax Laboratories Inc. (a)	16,100	395,738
Incyte Corp. (a)	21,975	424,118
Infinity Pharmaceuticals Inc. (a)	5,000	59,800
Insmed Inc. (a)	6,127	22,241
Insulet Corp. (a)	11,365	217,526
Integra LifeSciences Holdings Corp. (a)	4,827	167,449
InterMune Inc. (a)	13,536	198,573
Invacare Corp.	7,104	117,713
IPC The Hospitalist Co. (a)	4,100	151,331
IRIS International Inc. (a)	4,600	62,146
Ironwood Pharmaceuticals Inc. (a)	13,278	176,730
Isis Pharmaceuticals Inc. (a)	24,592	215,672
ISTA Pharmaceuticals Inc. (a)	8,088	72,873
Jazz Pharmaceuticals PLC (a)	5,446	263,968
Kensey Nash Corp.	2,100	61,446
Keryx Biopharmaceuticals Inc. (a)	16,978	84,550
Kindred Healthcare Inc. (a)	12,837	110,912
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
K-V Pharmaceutical Co. Class A (a)	12,712	$16,780
Landauer Inc.	2,380	126,188
Lannett Company Inc. (a)	4,000	16,680
Lexicon Pharmaceuticals Inc. (a)	45,700	85,002
LHC Group Inc. (a)	3,900	72,267
Ligand Pharmaceuticals Inc. Class B (a)	4,816	76,815
Luminex Corp. (a)	9,414	219,817
Magellan Health Services Inc. (a)	6,991	341,231
MAKO Surgical Corp. (a)	7,947	334,966
MannKind Corp. (a)	24,313	60,053
MAP Pharmaceuticals Inc. (a)	5,428	77,946
Masimo Corp. (a)	13,025	304,524
Maxygen Inc. (a)	6,379	36,615
MedAssets Inc. (a)	11,808	155,393
Medical Action Industries Inc. (a)	3,650	20,878
Medicines Co., The (a)	13,310	267,132
Medicis Pharmaceutical Corp. Class A	15,263	573,736
Medidata Solutions Inc. (a)	5,228	139,274
Medivation Inc. (a)	7,800	582,816
MEDTOX Scientific Inc. (a)	1,869	31,511
Merge Healthcare Inc. (a)	13,200	77,220
Meridian Bioscience Inc.	10,200	197,676
Merit Medical Systems Inc. (a)	10,396	129,118
Metabolix Inc. (a)	8,315	23,531
Metropolitan Health Networks Inc. (a)	10,785	101,055
MModal Inc. (a)	8,514	89,823
Molina Healthcare Inc. (a)	6,943	233,493
Momenta Pharmaceuticals Inc. (a)	11,411	174,817
MWI Veterinary Supply Inc. (a)	3,100	272,800
Nabi Biopharmaceuticals (a)	10,111	18,806
National Healthcare Corp.	2,573	117,226
National Research Corp.	400	17,176
Natus Medical Inc. (a)	7,200	85,896
Navidea Biopharmaceuticals Inc. (a)	22,300	73,144
Nektar Therapeutics (a)	28,208	223,407
Neogen Corp. (a)	5,784	225,981
NeoStem Inc. (a)	18,051	6,814
Neurocrine Biosciences Inc. (a)	14,238	113,477
NewLink Genetics Corp. (a)	1,700	15,555
Novavax Inc. (a)	23,403	29,488
NPS Pharmaceuticals Inc. (a)	21,215	145,111
NuVasive Inc. (a)	10,598	178,470
NxStage Medical Inc. (a)	11,019	212,336
Nymox Pharmaceutical Corp. (a)	4,699	37,780
Obagi Medical Products Inc. (a)	4,400	58,960
Omnicell Inc. (a)	8,100	123,201
OncoGenex Pharmaceutical Inc. (a)	3,596	47,791
Oncothyreon Inc. (a)	10,243	44,659
Onyx Pharmaceuticals Inc. (a)	15,658	589,993
Opko Health Inc. (a)	26,910	127,284
Optimer Pharmaceuticals Inc. (a)	11,500	159,850
OraSure Technologies Inc. (a)	11,475	131,848
Orexigen Therapeutics Inc. (a)	11,244	46,100
Orthofix International NV (a)	4,400	165,352
Osiris Therapeutics Inc. (a)	4,300	22,016
Owens & Minor Inc.	15,828	481,330

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Pacific Biosciences of California Inc. (a)	8,369	$28,622
Pacira Pharmaceuticals Inc. (a)	2,016	23,265
Pain Therapeutics Inc. (a)	8,959	32,163
Palomar Medical Technologies Inc. (a)	4,424	41,320
Par Pharmaceutical Companies Inc. (a)	8,921	345,510
Parexel International Corp. (a)	14,434	389,285
PDL BioPharma Inc.	34,715	220,440
Peregrine Pharmaceuticals Inc. (a)	31,599	17,067
Pernix Therapeutics Holdings Inc. (a)	811	7,299
Pharmacyclics Inc. (a)	11,493	319,046
PharmAthene Inc. (a)	8,716	15,427
PharMerica Corp. (a)	7,418	92,206
Pozen Inc. (a)	6,699	40,194
Progenics Pharmaceuticals Inc. (a)	7,669	75,923
Providence Service Corp. (a)	3,399	52,718
PSS World Medical Inc. (a)	12,654	320,652
Quality Systems Inc.	9,552	417,709
Questcor Pharmaceuticals Inc. (a)	13,100	492,822
Quidel Corp. (a)	7,000	128,590
Radnet Inc. (a)	7,536	23,964
Raptor Pharmaceutical Corp. (a)	11,705	79,126
Rigel Pharmaceuticals Inc. (a)	16,966	136,576
Rockwell Medical Technologies Inc. (a)	3,956	37,424
RTI Biologics Inc. (a)	13,700	50,690
Sagent Pharmaceuticals Inc. (a)	1,639	29,289
Salix Pharmaceuticals Ltd. (a)	14,475	759,938
Sangamo BioSciences Inc. (a)	12,900	63,210
Santarus Inc. (a)	13,300	77,805
Savient Pharmaceuticals Inc. (a)	17,922	39,070
SciClone Pharmaceuticals Inc. (a)	8,700	54,897
Seattle Genetics Inc. (a)	23,848	486,022
Select Medical Holdings Corp. (a)	10,134	77,930
Sequenom Inc. (a)	28,414	115,645
SIGA Technologies Inc. (a)	8,400	28,224
Skilled Healthcare Group Inc. Class A (a)	5,000	38,300
Solta Medical Inc. (a)	14,830	44,935
Spectranetics Corp. (a)	8,400	87,360
Spectrum Pharmaceuticals Inc. (a)	14,328	180,963
STAAR Surgical Co. (a)	8,624	93,398
Stereotaxis Inc. (a)	10,835	7,043
STERIS Corp.	14,631	462,632
Sucampo Pharmaceuticals Inc. Class A (a)	3,600	26,820
Sun Healthcare Group Inc. (a)	6,215	42,511
Sunesis Pharmaceuticals Inc. (a)	6,910	19,832
Sunrise Senior Living Inc. (a)	14,264	90,148
SurModics Inc. (a)	4,000	61,480
Symmetry Medical Inc. (a)	9,208	65,101
Synergetics USA Inc. (a)	5,510	35,815
Synta Pharmaceuticals Corp. (a)	6,200	26,970
Targacept Inc. (a)	6,778	34,703
Team Health Holdings Inc. (a)	6,567	135,018
Theravance Inc. (a)	17,000	331,500
Tornier NV (a)	2,602	66,871
Transcend Services Inc. (a)	2,300	67,505
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Transcept Pharmaceuticals Inc. (a)	1,190	$12,519
Triple-S Management Corp. Class B (a)	5,000	115,500
Trius Therapeutics Inc. (a)	3,061	16,376
U.S. Physical Therapy Inc.	2,900	66,845
Unilife Corp. (a)	15,994	64,936
Universal American Corp.	8,156	87,922
Uroplasty Inc. (a)	5,098	15,345
Vanda Pharmaceuticals Inc. (a)	6,800	32,572
Vanguard Health Systems Inc. (a)	7,500	73,950
Vascular Solutions Inc. (a)	4,400	47,476
Verastem Inc. (a)	1,500	16,395
Vical Inc. (a)	20,963	71,274
ViroPharma Inc. (a)	17,583	528,721
VIVUS Inc. (a)	24,261	542,476
Volcano Corp. (a)	12,900	365,715
WellCare Health Plans Inc. (a)	10,577	760,275
West Pharmaceutical Services Inc.	8,314	353,594
Wright Medical Group Inc. (a)	9,745	188,273
Xenoport Inc. (a)	8,722	39,249
Young Innovations Inc.	1,300	40,196
Zalicus Inc. (a)	19,866	23,839
Zeltiq Aesthetics Inc. (a)	1,800	11,106
ZIOPHARM Oncology Inc. (a)	16,491	89,051
Zogenix Inc. (a)	6,404	12,808
Zoll Medical Corp. (a)	5,466	506,316

		38,488,066

Industrials (15.51%)
A.T. Cross Co. Class A (a)	2,338	28,150
A123 Systems Inc. (a)	21,674	24,275
Aaon Inc.	4,645	93,785
AAR Corp.	9,803	178,905
ABM Industries Inc.	13,035	316,750
Acacia Research Corp. (a)	10,552	440,440
ACCO Brands Corp. (a)	13,532	167,932
Accuride Corp. (a)	10,047	87,308
Aceto Corp.	6,964	66,088
Active Power Inc. (a)	19,591	15,283
Actuant Corp. Class A	17,045	494,135
Acuity Brands Inc.	10,713	673,098
Advisory Board Co., The (a)	4,078	361,392
Aegion Corp. (a)	9,956	177,515
Aerovironment Inc. (a)	4,104	110,028
Air Transport Services Group Inc. (a)	13,100	75,849
Aircastle Ltd.	13,700	167,688
Alamo Group Inc.	1,685	50,651
Alaska Air Group Inc. (a)	17,834	638,814
Albany International Corp. Class A	6,951	159,525
Allegiant Travel Co. (a)	3,710	202,195
Altra Holdings Inc. (a)	6,600	126,720
AMERCO	2,088	220,305
Ameresco Inc. Class A (a)	4,400	59,620
American Railcar Industries Inc. (a)	2,509	58,987
American Reprographics Co. (a)	9,321	50,240
American Science & Engineering Inc.	2,281	152,941
American Superconductor Corp. (a)	10,996	45,304

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
American Woodmark Corp.	2,433	$43,794
Ampco-Pittsburgh Corp.	2,200	44,286
AO Smith Corp.	9,393	422,215
Apogee Enterprises Inc.	7,136	92,411
Applied Industrial Technologies Inc.	10,449	429,767
Argan Inc.	1,800	28,872
Arkansas Best Corp.	6,390	120,196
Astec Industries Inc. (a)	4,914	179,263
Astronics Corp. (a)	2,640	92,294
Atlas Air Worldwide Holdings Inc. (a)	6,443	317,060
Avis Budget Group Inc. (a)	26,200	370,730
AZZ Inc.	3,100	160,084
Baltic Trading Ltd.	4,089	16,969
Barnes Group Inc.	13,444	353,712
Barrett Business Services Inc.	1,800	35,694
Beacon Roofing Supply Inc. (a)	11,285	290,702
Belden Inc.	11,773	446,314
Blount International Inc. (a)	11,994	200,060
Brady Corp.	11,713	378,916
Briggs & Stratton Corp.	12,580	225,559
Brink’s Co., The	11,499	274,481
Broadwind Energy Inc. (a)	37,500	17,629
Builders FirstSource Inc. (a)	12,105	51,204
CAI International Inc. (a)	3,000	54,540
Capstone Turbine Corp. (a)	68,537	69,908
Cascade Corp.	2,262	113,371
Casella Waste Systems Inc. Class A (a)	6,114	38,090
CBIZ Inc. (a)	9,736	61,532
CDI Corp.	2,986	53,539
Celadon Group Inc.	4,800	74,640
Cenveo Inc. (a)	13,671	46,208
Ceradyne Inc.	6,220	202,523
Chart Industries Inc. (a)	7,300	535,309
CIRCOR International Inc.	4,321	143,760
Clarcor Inc.	12,513	614,263
Clean Harbors Inc. (a)	11,636	783,452
Coleman Cable Inc. (a)	2,070	20,120
Colfax Corp. (a)	12,821	451,812
Columbus McKinnon Corp. (a)	4,600	74,934
Comfort Systems USA Inc.	9,173	100,077
Commercial Vehicle Group Inc. (a)	7,096	86,642
Consolidated Graphics Inc. (a)	2,101	95,070
Corporate Executive Board Co., The	8,500	365,585
CoStar Group Inc. (a)	6,288	434,186
Courier Corp.	2,501	29,012
Covenant Transport Group Inc. Class A (a)	2,045	6,544
CRA International Inc. (a)	2,815	70,994
Cubic Corp.	3,965	187,465
Curtiss-Wright Corp.	11,478	424,801
Deluxe Corp.	12,600	295,092
DigitalGlobe Inc. (a)	8,687	115,885
Dolan Co., The (a)	7,800	71,058
Dollar Thrifty Automotive Group Inc. (a)	7,212	583,523
Douglas Dynamics Inc.	4,610	63,388
Ducommun Inc. (a)	2,528	30,083
DXP Enterprises Inc. (a)	2,100	91,329
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Dycom Industries Inc. (a)	8,733	$204,003
Dynamic Materials Corp.	3,254	68,692
Eagle Bulk Shipping Inc. (a)	15,477	30,025
EMCOR Group Inc.	16,656	461,704
Encore Capital Group Inc. (a)	4,000	90,200
Encore Wire Corp.	4,695	139,582
Energy Recovery Inc. (a)	11,500	26,450
EnergySolutions Inc. (a)	19,700	96,530
EnerNOC Inc. (a)	5,730	41,256
EnerSys (a)	11,885	411,815
Ennis Inc.	6,632	104,918
EnPro Industries Inc. (a)	5,048	207,473
ESCO Technologies Inc.	6,510	239,373
Essex Rental Corp. (a)	4,218	16,113
Esterline Technologies Corp. (a)	7,489	535,164
Excel Maritime Carriers Ltd. (a)	12,415	24,830
Exponent Inc. (a)	3,229	156,671
Federal Signal Corp. (a)	15,434	85,813
Flow International Corp. (a)	12,300	49,446
Forward Air Corp.	7,208	264,317
Franklin Covey Co. (a)	3,100	29,171
Franklin Electric Co. Inc.	5,698	279,601
Freightcar America Inc.	3,060	68,819
FTI Consulting Inc. (a)	10,382	389,533
Fuel Tech Inc. (a)	4,500	24,570
FuelCell Energy Inc. (a)	40,110	62,973
Furmanite Corp. (a)	9,400	60,348
G&K Services Inc. Class A	4,580	156,636
Genco Shipping & Trading Ltd. (a)	9,094	57,838
GenCorp Inc. (a)	14,026	99,585
Generac Holdings Inc. (a)	6,090	149,510
Genesee & Wyoming Inc. Class A (a)	9,950	543,071
Geo Group Inc., The (a)	15,320	291,233
GeoEye Inc. (a)	5,500	132,385
Gibraltar Industries Inc. (a)	7,282	110,322
Global Power Equipment Group Inc. (a)	3,873	107,282
Gorman-Rupp Co., The	3,733	108,929
GP Strategies Corp. (a)	3,800	66,500
Graham Corp.	2,300	50,347
Granite Construction Inc.	9,553	274,553
Great Lakes Dredge & Dock Co.	14,800	106,856
Greenbrier Companies Inc. (a)	4,934	97,644
Griffon Corp.	11,936	127,715
H&E Equipment Services Inc. (a)	7,000	132,440
Hawaiian Holdings Inc. (a)	11,800	61,714
Healthcare Services Group Inc.	16,447	349,828
Heartland Express Inc.	12,376	178,957
Heico Corp.	10,283	530,500
Heidrick & Struggles International Inc.	4,312	94,993
Heritage-Crystal Clean Inc. (a)	1,167	23,282
Herman Miller Inc.	14,200	326,032
Hexcel Corp. (a)	24,332	584,211
Hill International Inc. (a)	5,992	23,549
HNI Corp.	11,047	306,554
Houston Wire & Cable Co.	4,500	62,505
Hub Group Inc. (a)	9,050	326,072

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Hudson Highland Group Inc. (a)	8,166	$43,933
Hurco Companies Inc. (a)	1,569	44,324
Huron Consulting Group Inc. (a)	5,490	206,204
ICF International Inc. (a)	4,900	124,313
II-VI Inc. (a)	12,796	302,625
Innerworkings Inc. (a)	6,352	74,001
Insperity Inc.	5,699	174,617
Insteel Industries Inc.	4,500	54,675
Interface Inc.	13,005	181,420
Interline Brands Inc. (a)	7,839	169,401
International Shipholding Corp.	1,333	30,779
Intersections Inc.	2,270	29,011
Jetblue Airways Corp. (a)	60,435	295,527
John Bean Technologies Corp.	7,000	113,400
Kadant Inc. (a)	2,858	68,078
Kaman Corp.	6,546	222,237
Kaydon Corp.	7,985	203,697
Kelly Services Inc. Class A	6,716	107,389
Keyw Holding Corp., The (a)	4,611	35,735
Kforce Inc. (a)	7,326	109,157
Kimball International Inc. Class B	7,983	55,163
Knight Transportation Inc.	14,996	264,829
Knoll Inc.	11,644	193,756
Korn/Ferry International (a)	11,733	196,528
Kratos Defense & Security Solutions Inc. (a)	8,124	43,382
L.B. Foster Co. Class A	2,336	66,599
Lawson Products Inc.	911	13,765
Layne Christensen Co. (a)	4,986	110,938
Lindsay Corp.	3,098	205,304
LMI Aerospace Inc. (a)	2,200	40,040
LSI Industries Inc.	4,647	34,063
Lydall Inc. (a)	4,190	42,696
Marten Transport Ltd.	3,865	85,301
MasTec Inc. (a)	13,981	252,916
McGrath Rentcorp	6,040	193,944
Meritor Inc. (a)	23,315	188,152
Metalico Inc. (a)	9,899	42,269
Met-Pro Corp.	3,800	40,128
Michael Baker Corp. (a)	2,000	47,700
Middleby Corp. (a)	4,593	464,720
Miller Industries Inc.	2,600	43,992
Mine Safety Appliances Co.	6,718	275,975
Mistras Group Inc. (a)	3,562	84,847
Mobile Mini Inc. (a)	9,047	191,073
Moog Inc. Class A (a)	11,240	482,084
Mueller Industries Inc.	9,311	423,185
Mueller Water Products Inc.	38,803	129,214
Multi-Color Corp.	2,873	64,671
MYR Group Inc. (a)	5,000	89,300
NACCO Industries Inc. Class A	1,448	168,504
National Presto Industries Inc.	1,218	92,397
Navigant Consulting Inc. (a)	12,948	180,107
NCI Building Systems Inc. (a)	4,654	53,568
NL Industries Inc.	1,843	27,461
NN Inc. (a)	4,117	33,595
Northwest Pipe Co. (a)	2,400	50,976
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Odyssey Marine Exploration Inc. (a)	17,031	$52,796
Old Dominion Freight Line Inc. (a)	11,712	558,311
Omega Flex Inc. (a)	600	7,620
On Assignment Inc. (a)	9,300	162,471
Orbital Sciences Corp. (a)	14,729	193,686
Orion Marine Group Inc. (a)	6,764	48,904
Pacer International Inc. (a)	8,370	52,898
Park-Ohio Holdings Corp. (a)	1,966	39,418
Patriot Transportation Holding Inc. (a)	1,500	34,935
Pendrell Corp. (a)	37,246	97,212
Pike Electric Corp. (a)	4,100	33,743
PMFG Inc. (a)	5,100	76,551
Portfolio Recovery Associates Inc. (a)	4,266	305,958
Powell Industries Inc. (a)	2,155	73,809
PowerSecure International Inc. (a)	5,100	30,906
Preformed Line Products Co.	600	39,300
Primoris Services Corp.	6,564	105,418
Proto Labs Inc. (a)	1,108	37,772
Quad Graphics, Inc.	6,240	86,736
Quality Distribution Inc. (a)	4,176	57,545
Quanex Building Products Corp.	9,241	162,919
RailAmerica Inc. (a)	5,197	111,528
Raven Industries Inc.	4,492	274,057
RBC Bearings Inc. (a)	5,500	253,715
Republic Airways Holdings Inc. (a)	11,632	57,462
Resources Connection Inc.	10,664	149,829
Roadrunner Transportation Systems Inc. (a)	2,131	36,973
Robbins & Myers Inc.	9,825	511,391
Rollins Inc.	15,726	334,649
RPX Corp. (a)	2,366	40,127
RSC Holdings Inc. (a)	16,700	377,253
Rush Enterprises Inc. Class A (a)	8,168	173,325
Saia Inc. (a)	4,135	70,336
SatCon Technology Corp. (a)	22,262	8,014
Sauer-Danfoss Inc.	2,839	133,433
Schawk Inc.	2,782	34,803
Seaboard Corp. (a)	78	152,178
SeaCube Container Leasing Ltd.	2,905	49,966
Simpson Manufacturing Co. Inc.	10,257	330,788
SkyWest Inc.	13,121	144,987
Spirit Airlines Inc. (a)	3,955	79,377
Standard Parking Corp. (a)	3,900	79,950
Standex International Corp.	3,127	128,801
Steelcase Inc.	19,300	185,280
Sterling Construction Company Inc. (a)	4,300	41,925
Sun Hydraulics Corp.	5,100	133,416
Swift Transportation Co. (a)	19,561	225,734
Swisher Hygiene Inc. (a)	20,833	51,249
Sykes Enterprises Inc. (a)	9,935	156,973
TAL International Group Inc.	5,400	198,234
Taser International Inc. (a)	14,092	61,159
Team Inc. (a)	4,800	148,560
Tecumseh Products Co. Class A (a)	4,403	17,700
Teledyne Technologies Inc. (a)	9,113	574,575
Tennant Co.	4,771	209,924
Tetra Tech Inc. (a)	15,321	403,862

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Textainer Group Holdings Ltd.	2,800	$94,920
Thermon Group Holdings Inc. (a)	2,424	49,571
Titan International Inc.	10,385	245,605
Titan Machinery Inc. (a)	3,800	107,160
TMS International Corp. Class A (a)	3,198	38,696
TRC Companies Inc. (a)	4,335	26,487
Trex Co. Inc. (a)	3,934	126,203
TriMas Corp. (a)	6,300	141,057
Triumph Group Inc.	9,264	580,482
TrueBlue Inc. (a)	9,910	177,191
Tutor Perini Corp. (a)	7,673	119,545
Twin Disc Inc.	2,052	53,537
Ultrapetrol Bahamas Ltd. (a)	5,800	11,600
UniFirst Corp.	3,575	220,041
United Rentals Inc. (a)	15,400	660,506
United Stationers Inc.	10,608	329,166
UniTek Global Services Inc. (a)	2,748	9,261
Universal Forest Products Inc.	4,910	169,297
Universal Truckload Services Inc.	1,400	21,084
US Airways Group Inc. (a)	39,731	301,558
US Ecology Inc.	4,558	99,091
USG Corp. (a)	17,622	303,098
Valence Technology Inc. (a)	16,497	13,335
Viad Corp.	5,162	100,298
Vicor Corp.	4,808	38,464
VSE Corp.	1,100	27,291
Wabash National Corp. (a)	16,743	173,290
Watsco Inc.	6,968	515,911
Watts Water Technologies Inc.	7,351	299,553
Werner Enterprises Inc.	10,826	269,134
Wesco Aircraft Holdings Inc. (a)	5,160	83,592
Woodward Inc.	15,310	655,727
Xerium Technologies Inc. (a)	2,718	17,531
Zipcar Inc. (a)	2,522	37,351

		47,756,042

Information Technology (16.50%)
3D Systems Corp. (a)	10,360	243,874
Accelrys Inc. (a)	14,125	112,718
ACI Worldwide Inc. (a)	9,716	391,263
Active Network Inc., The (a)	3,448	58,030
Actuate Corp. (a)	10,000	62,800
Acxiom Corp. (a)	20,061	294,495
Adtran Inc.	15,932	496,919
Advanced Energy Industries Inc. (a)	9,933	130,321
Advent Software Inc. (a)	8,110	207,616
Aeroflex Holding Corp. (a)	4,884	54,408
Agilysys Inc. (a)	4,414	39,682
Alpha & Omega Semiconductor Ltd. (a)	3,690	35,498
American Software Inc. Class A	5,400	46,332
Amkor Technology Inc. (a)	22,364	137,427
Amtech Systems Inc. (a)	2,392	19,925
ANADIGICS Inc. (a)	16,000	37,920
Anaren Inc. (a)	3,746	68,739
Ancestry.com Inc. (a)	7,782	176,963
Angie’s List Inc. (a)	2,600	49,114
Anixter International Inc. (a)	7,135	517,502
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Applied Micro Circuits Corp. (a)	15,762	$109,388
Arris Group Inc. (a)	28,606	323,248
Aruba Networks Inc. (a)	22,155	493,613
Aspen Technology Inc. (a)	20,962	430,350
ATMI Inc. (a)	7,988	186,120
AVG Technologies NV (a)	1,900	28,405
Aviat Networks Inc. (a)	15,150	42,723
Avid Technology Inc. (a)	7,200	79,200
Axcelis Technologies Inc. (a)	25,726	44,249
AXT Inc. (a)	7,625	48,419
Badger Meter Inc.	3,730	126,783
Bankrate Inc. (a)	5,651	139,862
Bazaarvoice Inc. (a)	2,700	53,649
Bel Fuse Inc.	2,483	43,875
Benchmark Electronics Inc. (a)	14,876	245,305
Black Box Corp.	4,455	113,647
Blackbaud Inc.	11,111	369,219
Bottomline Technologies Inc. (a)	8,931	249,532
Brightcove Inc. (a)	1,400	34,720
Brightpoint Inc. (a)	16,761	134,926
BroadSoft Inc. (a)	5,600	214,200
Brooks Automation Inc.	16,449	202,816
Cabot Microelectronics Corp.	5,861	227,876
CACI International Inc. Class A (a)	6,514	405,757
Calix Inc. (a)	10,120	86,324
Callidus Software Inc. (a)	7,403	57,817
Carbonite Inc. (a)	1,800	19,818
Cardtronics Inc. (a)	10,600	278,250
Cass Information Systems Inc.	2,260	90,287
Cavium Inc. (a)	11,937	369,331
CEVA Inc. (a)	5,800	131,718
Checkpoint Systems Inc. (a)	9,715	109,585
Ciber Inc. (a)	15,843	67,174
Cirrus Logic Inc. (a)	16,397	390,249
Cognex Corp.	10,361	438,892
Coherent Inc. (a)	5,800	338,314
Cohu Inc.	6,008	68,311
Communications Systems Inc.	1,611	21,152
Commvault Systems Inc. (a)	10,888	540,480
Computer Task Group Inc. (a)	3,600	55,152
comScore Inc. (a)	7,828	167,441
Comtech Telecommunications Corp.	4,688	152,735
Concur Technologies Inc. (a)	11,049	633,992
Constant Contact Inc. (a)	7,200	214,488
Convergys Corp. (a)	25,961	346,579
Convio Inc. (a)	3,035	46,951
Cornerstone OnDemand Inc. (a)	2,792	60,977
Cray Inc. (a)	8,522	62,381
CSG Systems International Inc. (a)	8,665	131,188
CTS Corp.	8,641	90,903
Cymer Inc. (a)	7,576	378,800
Daktronics Inc.	8,552	76,027
DDi Corp.	3,500	42,700
DealerTrack Holdings Inc. (a)	10,241	309,893
Deltek Inc. (a)	5,505	58,683
Demand Media Inc. (a)	1,933	14,014
Dialogic Inc. (a)	3,799	3,306

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Dice Holdings Inc. (a)	11,918	$111,195
Digi International Inc. (a)	6,080	66,819
Digimarc Corp. (a)	1,581	44,173
Digital River Inc. (a)	9,278	173,591
Diodes Inc. (a)	8,746	202,732
Dot Hill Systems Corp. (a)	13,942	21,052
DSP Group Inc. (a)	5,824	38,788
DTS Inc. (a)	4,384	132,484
Dynamics Research Corp. (a)	2,221	21,410
EarthLink Inc.	27,540	220,045
Ebix Inc.	7,239	167,655
Echelon Corp. (a)	8,344	36,964
Echo Global Logistics Inc. (a)	2,800	45,080
Electro Rent Corp.	4,606	84,796
Electro Scientific Industries Inc.	5,538	83,125
Electronics for Imaging Inc. (a)	11,808	196,249
Ellie Mae Inc. (a)	2,148	23,972
eMagin Corp. (a)	4,225	13,731
EMCORE Corp. (a)	5,433	25,915
Emulex Corp. (a)	21,880	227,114
Entegris Inc. (a)	33,613	313,945
Entropic Communications Inc. (a)	21,200	123,596
Envestnet Inc. (a)	4,700	58,844
EPAM Systems Inc. (a)	900	18,468
EPIQ Systems Inc.	7,690	93,049
ePlus Inc. (a)	1,018	32,545
Euronet Worldwide Inc. (a)	12,797	267,329
Exar Corp. (a)	8,967	75,323
Exlservice Holdings Inc. (a)	4,264	117,004
Extreme Networks Inc. (a)	22,764	87,186
Fabrinet (a)	5,028	89,046
Fair Isaac Corp.	8,902	390,798
FalconStor Software Inc. (a)	7,016	26,240
FARO Technologies Inc. (a)	4,049	236,178
FEI Co. (a)	9,486	465,857
Finisar Corp. (a)	22,167	446,665
Formfactor Inc. (a)	12,443	69,432
Forrester Research Inc.	3,652	118,325
FriendFinder Networks Inc. (a)	2,077	2,825
FSI International Inc. (a)	10,384	50,778
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Global Cash Access Holdings Inc. (a)	15,837	123,529
Globecomm Systems Inc. (a)	5,700	82,536
Glu Mobile Inc. (a)	12,312	59,713
GSI Group Inc. (a)	6,355	76,641
GSI Technology Inc. (a)	5,400	22,896
GT Advanced Technologies Inc. (a)	29,400	243,138
Guidance Software Inc. (a)	2,944	32,531
Guidewire Software Inc. (a)	2,200	67,716
Hackett Group Inc., The (a)	8,094	48,321
Harmonic Inc. (a)	28,310	154,856
Heartland Payment Systems Inc.	9,600	276,864
Higher One Holdings Inc. (a)	7,571	113,186
Hittite Microwave Corp. (a)	7,800	423,618
Identive Group Inc. (a)	9,560	19,980
iGate Corp. (a)	7,626	127,812
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Imation Corp. (a)	7,659	$47,409
Immersion Corp. (a)	7,200	39,312
Imperva Inc. (a)	1,354	53,009
Infinera Corp. (a)	25,721	208,855
InfoSpace Inc. (a)	9,520	121,951
Inphi Corp. (a)	5,137	72,843
Insight Enterprises Inc. (a)	10,948	240,090
Integrated Device Technology Inc. (a)	36,303	259,566
Integrated Silicon Solution Inc. (a)	6,439	71,859
Interactive Intelligence Group (a)	3,511	107,121
InterDigital Inc.	11,192	390,153
Intermec Inc. (a)	14,704	113,662
Intermolecular Inc. (a)	2,400	14,904
Internap Network Services Corp. (a)	12,990	95,347
Intevac Inc. (a)	5,632	47,872
Intralinks Holdings Inc. (a)	7,833	41,437
InvenSense Inc. (a)	2,600	47,060
Ixia (a)	9,499	118,643
IXYS Corp. (a)	6,314	83,345
j2 Global Inc.	11,290	323,797
Jack Henry & Associates Inc.	21,414	730,646
JDA Software Group Inc. (a)	10,482	288,045
Jive Software Inc. (a)	3,800	103,208
Kemet Corp. (a)	10,879	101,827
Kenexa Corp. (a)	6,536	204,185
Keynote Systems Inc.	3,690	72,914
KIT Digital Inc. (a)	9,745	70,164
Kopin Corp. (a)	17,200	70,004
Kulicke & Soffa Industries Inc. (a)	17,882	222,273
KVH Industries Inc. (a)	3,400	35,700
Lattice Semiconductor Corp. (a)	29,593	190,283
LeCroy Corp. (a)	4,019	41,757
Limelight Networks Inc. (a)	16,679	54,874
Lionbridge Technologies Inc. (a)	14,200	40,896
Liquidity Services Inc. (a)	4,600	206,080
Littelfuse Inc.	5,337	334,630
LivePerson Inc. (a)	13,000	218,010
LogMeIn Inc. (a)	5,070	178,616
LoopNet Inc. (a)	4,500	84,510
Loral Space & Communications Inc. (a)	2,700	214,920
LTX-Credence Corp. (a)	12,296	88,408
Manhattan Associates Inc. (a)	5,005	237,888
ManTech International Corp.	5,755	198,317
Marchex Inc. Class B	5,366	23,932
MAXIMUS Inc.	8,598	349,681
MaxLinear Inc. Class A (a)	3,986	22,202
Maxwell Technologies Inc. (a)	6,900	126,477
Measurement Specialties Inc. (a)	3,700	124,690
Mentor Graphics Corp. (a)	23,756	353,014
Mercury Computer Systems Inc. (a)	7,478	99,084
Meru Networks Inc. (a)	2,670	10,814
Methode Electronics Inc.	8,967	83,214
Micrel Inc.	12,195	125,121
Microsemi Corp. (a)	21,361	457,980
MicroStrategy Inc. (a)	1,925	269,500
Microvision Inc. (a)	3,541	9,667

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Mindspeed Technologies Inc. (a)	7,951	$50,648
MIPS Technologies Inc. (a)	13,220	71,917
MKS Instruments Inc.	12,878	380,287
ModusLink Global Solutions Inc. (a)	11,395	61,533
MoneyGram International Inc. (a)	2,562	46,116
Monolithic Power Systems Inc. (a)	7,303	143,650
Monotype Imaging Holdings Inc. (a)	8,800	131,120
MoSys Inc. (a)	7,482	29,704
Motricity Inc. (a)	9,100	10,010
Move Inc. (a)	9,852	95,663
MTS Systems Corp.	3,870	205,458
Multi-Fineline Electronix Inc. (a)	2,134	58,578
Nanometrics Inc. (a)	4,904	90,773
NCI Inc. (a)	1,700	10,863
NeoPhotonics Corp. (a)	2,100	9,933
Netgear Inc. (a)	9,048	345,634
NetScout Systems Inc. (a)	9,200	187,128
NetSuite Inc. (a)	7,100	357,059
Newport Corp. (a)	9,418	166,887
NIC Inc.	15,806	191,727
Novatel Wireless Inc. (a)	7,780	26,063
NumereX Corp. Class A (a)	2,327	22,758
NVE Corp. (a)	1,200	63,600
Oclaro Inc. (a)	12,466	49,116
OCZ Technology Group Inc. (a)	16,261	113,502
Omnivision Technologies Inc. (a)	12,945	258,900
OpenTable Inc. (a)	5,800	234,726
Openwave Systems Inc. (a)	21,400	48,578
Oplink Communications Inc. (a)	5,045	86,270
OPNET Technologies Inc.	3,600	104,400
OpNext Inc. (a)	9,572	14,837
OSI Systems Inc. (a)	4,765	292,094
Parametric Technology Corp. (a)	29,444	822,665
Park Electrochemical Corp.	5,188	156,833
PC Connection Inc.	2,020	16,604
PDF Solutions Inc. (a)	6,063	51,111
Pegasystems Inc.	4,140	157,982
Perficient Inc. (a)	5,900	70,859
Pericom Semiconductor Corp. (a)	6,609	53,467
Photronics Inc. (a)	14,772	98,234
Plantronics Inc.	10,796	434,647
Plexus Corp. (a)	8,840	309,312
PLX Technology Inc. (a)	11,411	45,872
Power Integrations Inc.	7,189	266,856
Power-One Inc. (a)	16,518	75,157
Powerwave Technologies Inc. (a)	8,393	17,206
PRGX Global Inc. (a)	4,831	30,387
Procera Networks Inc. (a)	3,520	78,707
Progress Software Corp. (a)	15,375	363,158
PROS Holdings Inc. (a)	5,500	102,850
Pulse Electronics Corp.	10,480	26,305
QAD Inc. Class A (a)	1,458	19,100
QLIK Technologies Inc. (a)	17,424	557,568
Quantum Corp. (a)	55,695	145,921
Quepasa Corp. (a)	1,656	7,353
Quest Software Inc. (a)	14,173	329,806
QuinStreet Inc. (a)	6,798	71,311
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Radisys Corp. (a)	4,829	$35,735
Rambus Inc. (a)	24,258	156,464
RealD Inc. (a)	10,398	140,373
Realnetworks Inc.	5,369	53,368
RealPage Inc. (a)	7,516	144,082
Responsys Inc. (a)	2,325	27,830
RF Micro Devices Inc. (a)	68,598	341,618
Richardson Electronics Ltd.	3,533	42,325
Rimage Corp.	2,297	22,993
Rofin-Sinar Technologies Inc. (a)	7,034	185,487
Rogers Corp. (a)	3,965	153,644
Rosetta Stone Inc. (a)	2,689	27,750
Rubicon Technology Inc. (a)	4,200	43,806
Rudolph Technologies Inc. (a)	7,917	87,958
Saba Software Inc. (a)	7,600	74,556
Sanmina-SCI Corp. (a)	19,926	228,153
Sapient Corp.	27,008	336,250
ScanSource Inc. (a)	6,678	249,223
SciQuest Inc. (a)	3,054	46,543
SeaChange International Inc. (a)	6,200	48,236
Semtech Corp. (a)	16,149	459,601
ServiceSource International Inc. (a)	2,459	38,065
ShoreTel Inc. (a)	12,039	68,382
Sigma Designs Inc. (a)	7,596	39,347
Silicon Graphics International Corp. (a)	7,700	74,536
Silicon Image Inc. (a)	19,173	112,737
Smith Micro Software Inc. (a)	9,100	21,203
SolarWinds Inc. (a)	14,100	544,965
Sonus Networks Inc. (a)	52,506	152,267
Sourcefire Inc. (a)	7,100	341,723
Spansion Inc. Class A (a)	12,469	151,872
SPS Commerce Inc. (a)	2,106	56,609
SRS Labs Inc. (a)	2,700	18,765
SS&C Technologies Holdings Inc. (a)	6,217	145,043
Stamps.com Inc. (a)	3,028	84,421
Standard Microsystems Corp. (a)	5,632	145,700
STEC Inc. (a)	9,200	86,848
STR Holdings Inc. (a)	7,685	37,195
Stratasys Inc. (a)	5,214	190,415
Stream Global Services Inc. (a)	2,200	7,238
Super Micro Computer Inc. (a)	7,007	122,342
Supertex Inc. (a)	2,380	43,007
Support.com Inc. (a)	11,300	35,595
Sycamore Networks Inc. (a)	4,927	87,405
Symmetricom Inc. (a)	11,346	65,466
Synaptics Inc. (a)	8,024	292,956
Synchronoss Technologies Inc. (a)	6,500	207,480
SYNNEX Corp. (a)	6,205	236,659
Syntel Inc.	3,758	210,448
Take-Two Interactive Software Inc. (a)	18,200	280,007
Taleo Corp. (a)	10,133	465,409
Tangoe Inc. (a)	2,518	47,364
TechTarget (a)	3,326	23,049
TeleCommunication Systems Inc. Class A (a)	10,700	29,746
TeleNav Inc. (a)	4,108	28,838
TeleTech Holdings Inc. (a)	6,205	99,900

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Tessera Technologies Inc. (a)	12,872	$222,042
THQ Inc. (a)	17,309	9,693
TiVo Inc. (a)	29,440	352,988
TNS Inc. (a)	6,315	137,225
Travelzoo Inc. (a)	1,400	32,200
TriQuint Semiconductor Inc. (a)	40,415	278,661
TTM Technologies Inc. (a)	12,760	146,612
Tyler Technologies Inc. (a)	7,390	283,850
Ubiquiti Networks Inc. (a)	2,146	67,878
Ultimate Software Group Inc. (a)	6,391	468,332
Ultra Clean Holdings Inc. (a)	5,323	40,135
Ultratech Inc. (a)	6,379	184,863
Unisys Corp. (a)	10,679	210,590
United Online Inc.	21,456	104,920
Universal Display Corp. (a)	9,498	346,962
ValueClick Inc. (a)	19,464	384,219
VASCO Data Security International Inc. (a)	6,902	74,473
Veeco Instruments Inc. (a)	10,102	288,917
Verint Systems Inc. (a)	5,238	169,659
ViaSat Inc. (a)	8,999	433,842
Viasystems Group Inc. (a)	656	12,451
Virnetx Holding Corp. (a)	10,027	239,946
Virtusa Corp. (a)	3,800	65,626
Vishay Precision Group Inc. (a)	3,021	44,801
Vocus Inc. (a)	4,300	56,975
Volterra Semiconductor Corp. (a)	6,021	207,213
Wave Systems Corp. Class A (a)	20,279	37,719
Web.com Group Inc. (a)	7,157	103,276
Websense Inc. (a)	9,302	196,179
Westell Technologies Inc. Class A (a)	12,962	30,201
Wright Express Corp. (a)	9,598	621,279
XO Group Inc. (a)	6,900	64,791
X-Rite Inc. (a)	6,400	29,056
Xyratex Ltd.	7,027	111,800
Zillow Inc. (a)	1,009	35,910
Zix Corp. (a)	16,400	47,724
Zygo Corp. (a)	3,900	76,323

		50,805,897

Materials (4.55%)
A. Schulman Inc.	7,745	209,270
AEP Industries Inc. (a)	1,100	38,289
AM Castle & Co. (a)	4,189	52,991
AMCOL International Corp.	6,044	178,238
American Vanguard Corp.	5,613	121,746
Balchem Corp.	7,088	214,412
Boise Inc.	21,676	177,960
Buckeye Technologies Inc.	9,980	339,021
Calgon Carbon Corp. (a)	14,052	219,352
Century Aluminum Co. (a)	12,700	112,776
Chase Corp.	1,554	24,476
Chemtura Corp. (a)	23,725	402,850
Clearwater Paper Corp. (a)	5,676	188,500
Coeur d’Alene Mines Corp. (a)	22,088	524,369
Deltic Timber Corp.	2,730	172,782
Eagle Materials Inc.	10,963	380,964
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Ferro Corp. (a)	21,217	$126,029
Flotek Industries Inc. (a)	12,328	148,183
FutureFuel Corp.	4,573	50,212
General Moly Inc. (a)	16,300	54,605
Georgia Gulf Corp. (a)	8,480	295,782
Globe Specialty Metals Inc.	15,605	232,046
Gold Resource Corp.	6,973	169,514
Golden Minerals Co. (a)	6,879	57,990
Golden Star Resources Ltd. (a)	64,808	120,543
Graphic Packaging Holding Co. (a)	39,260	216,715
GSE Holding Inc. (a)	2,000	26,260
Handy & Harman Ltd. (a)	1,448	20,909
Hawkins Inc.	2,165	80,538
Haynes International Inc.	3,000	190,050
HB Fuller Co.	12,254	402,299
Headwaters Inc. (a)	14,620	61,112
Hecla Mining Co.	69,079	319,145
Horsehead Holding Corp. (a)	10,929	124,481
Innophos Holdings Inc.	5,400	270,648
Innospec Inc. (a)	5,849	177,693
Jaguar Mining Inc. (a)	21,255	99,261
Kaiser Aluminum Corp.	4,000	189,040
Kapstone Paper and Packaging Corp. (a)	9,673	190,558
KMG Chemicals Inc.	1,601	28,898
Koppers Holdings Inc.	5,119	197,389
Kraton Performance Polymers Inc. (a)	7,914	210,275
Landec Corp. (a)	6,700	43,751
Louisiana-Pacific Corp. (a)	32,610	304,904
LSB Industries Inc. (a)	4,600	179,032
Materion Corp. (a)	4,952	142,271
McEwen Mining Inc. (a)	25,800	114,552
Metals USA Holdings Corp. (a)	2,796	40,290
Midway Gold Corp. (a)	22,105	31,610
Minerals Technologies Inc.	4,509	294,934
Myers Industries Inc.	7,345	108,339
Neenah Paper Inc.	3,853	114,588
NewMarket Corp.	2,271	425,585
Noranda Aluminum Holding Corp.	5,604	55,872
Olin Corp.	19,810	430,868
Olympic Steel Inc.	2,300	55,200
OM Group Inc. (a)	7,691	211,579
Omnova Solutions Inc. (a)	10,758	72,616
P. H. Glatfelter Co.	10,796	170,361
Paramount Gold and Silver Corp. (a)	28,752	64,980
PolyOne Corp.	23,048	331,891
Quaker Chemical Corp.	3,100	122,295
Revett Minerals Inc. (a)	6,198	25,908
RTI International Metals Inc. (a)	7,374	170,044
Schweitzer-Mauduit International Inc.	3,974	274,444
Senomyx Inc. (a)	9,852	26,994
Sensient Technologies Corp.	12,353	469,414
Spartech Corp. (a)	7,804	38,084
Stepan Co.	1,951	171,298
Stillwater Mining Co. (a)	28,699	362,755
SunCoke Energy Inc. (a)	17,490	248,533
Texas Industries Inc.	5,627	197,001

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Thompson Creek Metals Company Inc. (a)	37,404	$252,851
TPC Group Inc. (a)	3,309	146,291
Tredegar Corp.	5,999	117,520
U.S. Energy Corp. (a)	6,598	20,850
United States Lime & Minerals Inc. (a)	600	35,934
Universal Stainless & Alloy Products Inc. (a)	1,824	77,921
US Silica Holdings Inc. (a)	2,900	60,726
Verso Paper Corp. (a)	2,478	4,659
Vista Gold Corp. (a)	17,304	54,335
Wausau Paper Corp.	12,526	117,494
Worthington Industries Inc.	13,696	262,689
Zep Inc.	5,331	76,766
Zoltek Companies Inc. (a)	7,105	80,429

		14,026,629

Telecommunication Services (0.79%)
8x8 Inc. (a)	15,329	64,382
AboveNet Inc. (a)	5,794	479,743
Alaska Communications Systems Group Inc.	11,279	34,739
Atlantic Tele-Network Inc.	2,249	81,772
Boingo Wireless Inc. (a)	1,410	17,061
Cbeyond Inc. (a)	7,000	56,000
Cincinnati Bell Inc. (a)	50,085	201,342
Cogent Communications Group Inc. (a)	11,400	217,512
Consolidated Communications Holdings Inc.	6,408	125,789
FairPoint Communications Inc. (a)	5,294	19,905
General Communication Inc. Class A (a)	9,382	81,811
Globalstar Inc. (a)	25,072	17,550
HickoryTech Corp.	3,244	33,543
IDT Corp. Class B	3,305	30,869
inContact Inc. (a)	7,420	41,404
Iridium Communications Inc. (a)	10,783	94,459
Leap Wireless International Inc. (a)	15,074	131,596
Lumos Networks Corp.	3,750	40,350
Neutral Tandem Inc. (a)	7,800	95,082
NTELOS Holdings Corp.	3,750	77,625
Orbcomm Inc. (a)	8,390	32,302
Premiere Global Services Inc. (a)	12,840	116,074
Shenandoah Telecommunications Co.	6,038	67,324
SureWest Communications	3,429	77,324
Towerstream Corp. (a)	9,674	45,952
USA Mobility Inc.	5,566	77,534
Vonage Holdings Corp. (a)	34,179	75,536

		2,434,580

Utilities (3.18%)
Allete Inc.	8,451	350,631
American States Water Co.	4,678	169,063
Artesian Resources Corp. Class A	1,686	31,680
Atlantic Power Corp.	27,944	386,745
Avista Corp.	14,206	363,389
Black Hills Corp.	11,089	371,814

	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
Cadiz Inc. (a)	3,002	$27,618
California Water Service Group	10,408	189,530
Central Vermont Public Service Corp.	3,427	120,630
CH Energy Group Inc.	3,826	255,309
Chesapeake Utilities Corp.	2,308	94,905
Cleco Corp.	15,080	597,922
Connecticut Water Service Inc.	2,224	62,917
Consolidated Water Co. Ltd.	3,594	28,429
Dynegy Inc. (a)	25,666	14,373
El Paso Electric Co.	10,432	338,936
Empire District Electric Co., The	10,330	210,216
Genie Energy Ltd. Class B	3,305	31,959
Idacorp Inc.	12,255	503,926
Laclede Group Inc., The	5,588	218,044
MGE Energy Inc.	5,659	251,203
Middlesex Water Co.	3,953	74,672
New Jersey Resources Corp.	10,276	458,001
Northwest Natural Gas Co.	6,575	298,505
NorthWestern Corp.	8,911	315,984
Ormat Technologies Inc.	4,405	88,761
Otter Tail Corp.	9,091	197,275
Piedmont Natural Gas Company Inc.	17,805	553,201
PNM Resources Inc.	19,670	359,961
Portland General Electric Co.	18,537	463,054
SJW Corp.	3,648	87,990
South Jersey Industries Inc.	7,398	370,196
Southwest Gas Corp.	11,424	488,262
UIL Holdings Corp.	12,537	435,786
Unisource Energy Corp.	9,111	333,189
Unitil Corp.	2,623	70,375
WGL Holdings Inc.	12,752	519,006
York Water Co.	3,000	51,900

		9,785,357

Total Common Stocks
(cost $262,561,213)		301,254,666

Registered Investment Companies (0.84%)
Financials (0.84%)
Apollo Investment Corp.	48,429	347,236
Arlington Asset Investment Corp. Class A	2,037	45,221
BlackRock Kelso Capital Corp.	18,510	181,768
Capital Southwest Corp.	757	71,574
Fidus Investment Corp.	1,300	18,213
Fifth Street Finance Corp.	20,329	198,411
Gladstone Capital Corp.	5,050	40,956
Gladstone Investment Corp.	5,110	38,683
Golub Capital BDC LLC Inc.	3,151	48,116
Harris & Harris Group Inc. (a)	8,000	33,200
Hercules Technology Growth Capital Inc.	12,248	135,708
Kohlberg Capital Corp.	4,761	32,899
Main Street Capital Corp.	5,600	137,928
MCG Capital Corp.	18,458	78,446
Medallion Financial Corp.	3,600	40,176
Medley Capital Corp.	2,747	30,959

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Registered Investment Companies (Cont.)

Financials (Cont.)
MVC Capital Inc.	5,754	$75,550
New Mountain Finance Corp.	1,818	24,979
NGP Capital Resources Co.	5,276	34,558
PennantPark Investment Corp.	13,565	141,076
Prospect Capital Corp.	30,529	335,208
Solar Capital Ltd.	9,100	200,837
Solar Senior Capital Ltd.	1,978	31,866
THL Credit Inc.	2,262	29,089
TICC Capital Corp.	9,500	92,530
Triangle Capital Corp.	6,684	132,009

		2,577,196

Total Registered Investment Companies
(cost $3,288,826)		2,577,196

Short-term Investments (1.92%)
JPMorgan U.S. Government Money Market Fund	5,240,876	5,240,876

	Principal amount	Value
U.S. Treasury Bill (c)
0.021%, 05/03/2012	$680,000	$679,977

Total Short-term Investments
(cost $5,920,863)		5,920,853

TOTAL INVESTMENTS (100.60%)
(cost $271,770,902)		309,752,715
LIABILITIES, NET OF OTHER ASSETS (-0.60%)		(1,834,529)

NET ASSETS (100.00%)		$307,918,186

(a)	Non-income producing security.
(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	At March 31, 2012, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (97.94%)

Australia (8.29%)
AGL Energy Ltd.	8,579	$131,077
Alumina Ltd.	46,649	59,677
Amcor Ltd.	22,831	175,952
AMP Ltd.	52,066	232,989
APA Group	10,159	53,668
Asciano Ltd.	18,010	91,413
ASX Ltd.	3,342	114,932
Australia & New Zealand Banking Group Ltd.	49,075	1,182,406
Bendigo and Adelaide Bank Ltd.	7,310	58,683
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	60,025	2,151,942
Boral Ltd.	13,782	57,533
Brambles Ltd.	27,937	205,464
Caltex Australia Ltd.	2,519	36,243
Campbell Brothers Ltd.	1,254	87,329
CFS Retail Property Trust	35,298	65,449
Coca-Cola Amatil Ltd.	10,549	136,262
Cochlear Ltd.	1,045	67,004
Commonwealth Bank of Australia	29,120	1,511,214
Computershare Ltd.	8,100	75,513
Crown Ltd.	8,609	77,494
CSL Ltd.	9,780	363,588
Dexus Property Group	88,581	79,828
Echo Entertainment Group Ltd.	13,007	59,148
Fairfax Media Ltd.	44,224	33,212
Fortescue Metals Group Ltd.	23,621	142,158
Goodman Group	132,262	94,532
GPT Group	31,984	103,368
Harvey Norman Holdings Ltd.	10,827	22,542
Iluka Resources Ltd.	7,836	144,400
Incitec Pivot Ltd.	30,761	100,371
Insurance Australia Group Ltd.	38,386	135,191
James Hardie Industries SE CDI	8,057	64,096
Leighton Holdings Ltd.	2,900	64,045
Lend Lease Corp. Ltd.	10,208	78,987
Lynas Corporation Ltd. (a)	32,459	36,817
Macquarie Group Ltd.	6,493	195,585
Metcash Ltd.	14,152	63,035
Mirvac Group	62,708	75,999
National Australia Bank Ltd.	41,093	1,047,128
Newcrest Mining Ltd.	14,381	442,130
Orica Ltd.	6,823	197,681
Origin Energy Ltd.	20,066	277,485
OZ Minerals Ltd.	5,943	60,083
Qantas Airways Ltd. (a)	21,256	39,302
QBE Insurance Group Ltd.	20,592	302,249
QR National Ltd.	31,721	122,561
Ramsay Health Care Ltd.	2,424	49,088
Rio Tinto Ltd.	8,198	555,370
Santos Ltd.	17,589	259,447
Sims Metal Management Ltd.	3,200	48,693
Sonic Healthcare Ltd.	7,081	91,832
SP Ausnet	24,719	27,526
Stockland	43,992	133,973
Suncorp Group Ltd.	23,943	208,331
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Australia (Cont.)
Sydney Airport	7,407	$22,020
Tabcorp Holding Ltd.	13,007	36,647
Tatts Group Ltd.	23,814	61,176
Telstra Corp. Ltd.	81,159	276,585
Toll Holdings Ltd.	12,395	75,367
Transurban Group	24,693	143,238
Wesfarmers Ltd.	18,789	584,267
Westfield Group	41,355	378,256
Westfield Retail Trust	53,538	143,080
Westpac Banking Corp.	56,588	1,283,119
Woodside Petroleum Ltd.	11,938	430,460
Woolworths Ltd.	22,715	611,292
WorleyParsons Ltd.	3,571	105,903

		16,443,435

Austria (0.25%)
Erste Group Bank AG	3,422	78,910
Immoeast Interim Shares (a) (b)	8,216	0
Immofinanz AG (a)	17,968	65,278
Immofinanz AG Interim Shares (a) (b)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	40,096
OMV AG	3,054	108,549
Raiffeisen Bank International AG	925	32,692
Telekom Austria AG	6,045	70,399
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	32,197
VoestAlpine AG	2,100	70,621

		498,742

Belgium (1.02%)
Ageas	42,227	92,813
Anheuser-Busch InBev NV	14,983	1,094,659
Bekaert NV	748	24,097
Belgacom SA	2,887	92,814
Colruyt SA	1,360	54,669
Delhaize Group	1,880	98,915
Groupe Bruxelles Lambert SA	1,544	119,518
KBC GROEP NV	3,112	78,070
Mobistar SA	573	28,543
Solvay SA	1,132	134,020
UCB SA	1,885	81,329
Umicore SA	2,161	119,046

		2,018,493

Denmark (1.09%)
A P Moller-Maersk A/S Class A	10	73,555
A P Moller-Maersk A/S Class B	24	185,307
Carlsberg A/S Class B	1,989	164,339
Coloplast A/S Class B	423	73,236
Danske Bank A/S (a)	12,124	205,344
DSV A/S	3,748	84,976
Novo Nordisk A/S Class B	7,949	1,100,565
Novozymes A/S B Shares	4,305	125,381

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Denmark (Cont.)
TDC A/S	7,113	$51,733
Tryg A/S	462	26,050
Vestas Wind Systems A/S (a)	3,873	39,289
William Demant Holding A/S (a)	420	39,143

		2,168,918

Finland (0.87%)
Elisa OYJ	2,608	62,504
Fortum OYJ	8,330	202,197
Kesko OYJ	1,244	40,366
Kone Corp. OYJ Class B	2,897	161,388
Metso OYJ	2,422	103,529
Neste Oil OYJ	2,575	31,716
Nokia OYJ	69,779	379,888
Nokian Renkaat OYJ	2,041	99,465
Orion OYJ Class B	1,774	35,064
Pohjola Bank PLC	2,708	29,995
Sampo OYJ A Shares	7,907	228,522
Sanoma OYJ	1,601	20,498
Stora Enso OYJ R Shares	10,571	78,529
UPM-Kymmene OYJ	9,966	135,708
Wartsila OYJ Class B	3,097	116,810

		1,726,179

France (8.98%)
Accor SA	2,698	96,326
Aeroports de Paris (ADP)	661	54,252
Air Liquide SA	5,295	705,911
Alcatel-Lucent (a)	44,310	100,759
Alstom SA	3,816	148,916
Arkema	1,023	95,329
AtoS	891	51,389
AXA SA	32,427	537,571
BNP Paribas SA	18,014	854,699
Bouygues SA	3,542	108,320
Bureau Veritas SA	1,044	91,897
Cap Gemini SA	2,819	126,176
Carrefour SA	10,875	260,709
Casino Guichard Perrachon SA	1,023	100,827
Christian Dior SA	1,008	154,670
Cie Generale des Etablissements Michelin Class B	3,371	251,006
CNP Assurances	2,609	40,712
Compagnie de Saint-Gobain	7,551	337,220
Compagnie Generale de
Geophysique-Veritas (a)	2,735	80,942
Credit Agricole SA	18,649	115,904
DANONE SA	10,907	760,790
Dassault Systemes SA	1,150	105,814
Edenred	2,913	87,647
Eiffage SA	792	30,643
Electricite de France	4,463	101,844
Essilor International SA	3,787	337,540
Eurazeo	596	30,325
European Aeronautic Defence and Space Co. NV	7,644	313,031
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Eutelsat Communications	2,468	$91,242
Fonciere des Regions	533	42,815
France Telecom SA	34,497	510,926
GDF Suez	23,097	596,682
Gecina SA	421	43,987
Groupe Eurotunnel SA	10,072	87,476
ICADE	451	40,234
Iliad SA	364	50,149
Imerys SA	652	39,644
JC Decaux SA (a)	1,333	40,730
Klepierre	1,999	69,318
Lafarge SA	3,695	176,349
Lagardere SCA	2,130	65,707
Legrand SA	4,213	155,025
L’Oreal SA	4,487	553,489
LVMH Moet Hennessy Louis Vuitton SA	4,743	815,071
Natixis	17,894	68,851
Neopost SA	612	39,358
Pernod Ricard SA	3,701	386,984
Peugeot SA	4,471	72,003
PPR SA	1,415	243,447
Publicis Groupe	2,703	149,012
Renault SA	3,537	186,451
Safran SA	3,069	112,786
Sanofi	21,410	1,662,729
Schneider Electric SA	9,193	600,652
SCOR SE	3,304	89,277
SES FDR	5,664	140,544
Societe BIC SA	554	55,593
Societe Generale	12,397	363,167
Societe Television Francaise 1	2,151	26,338
Sodexo	1,741	142,941
STMicroelectronics NV	11,700	95,607
Suez Environnement Co.	5,216	80,001
Technip SA	1,850	217,941
Thales SA	1,932	72,302
Total SA	39,670	2,023,197
Unibail-Rodamco SE	1,729	345,780
Vallourec SA	2,115	133,987
Veolia Environnement	6,746	111,879
Vinci SA	8,495	442,994
Vivendi	23,224	426,200
Wendel	630	53,817

		17,803,851

Germany (7.96%)
Adidas AG	3,928	306,678
Allianz SE Reg.	8,485	1,012,482
Axel Springer AG	771	38,941
BASF SE	17,158	1,500,937
Bayer AG	15,442	1,086,180
Bayerische Motoren Werke (BMW) AG	6,173	555,146
Beiersdorf AG	1,865	121,694
Brenntag AG	643	78,742
Celesio AG	1,666	30,152
Commerzbank AG (a)	65,911	166,757

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Germany (Cont.)
Continental AG (a)	1,476	$139,314
Daimler AG Registered Shares	16,894	1,018,650
Deutsche Bank AG Reg.	17,510	871,187
Deutsche Boerse AG	3,621	243,784
Deutsche Lufthansa AG Reg.	4,325	60,538
Deutsche Post AG	15,704	302,333
Deutsche Telekom AG	52,408	630,956
E.On AG	33,628	805,500
Fraport AG	731	45,773
Fresenius Medical Care AG & Co. KGaA	3,888	275,553
Fresenius SE & Co. KGaA	2,132	218,633
GEA Group AG	3,221	111,091
Hannover Rueckversicherung AG Reg.	1,095	65,046
HeidelbergCement AG	2,594	157,015
Henkel AG & Co. KGaA	2,455	153,234
Hochtief AG	815	49,446
Infineon Technologies AG	20,159	206,108
K+S AG Reg.	3,214	168,138
Kabel Deutschland Holding AG (a)	1,725	106,542
Lanxess AG	1,532	126,639
Linde AG	3,220	577,827
MAN AG	1,172	156,044
Merck KGaA	1,202	133,026
Metro AG	2,423	93,683
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,344	504,191
QIAGEN NV (a)	4,488	69,882
RWE AG	9,109	434,983
Salzgitter AG	753	41,271
SAP AG	17,192	1,200,561
Siemens AG Reg.	15,368	1,549,315
Suedzucker AG	1,221	38,879
ThyssenKrupp AG	7,186	178,885
United Internet AG Reg.	1,933	36,428
Volkswagen AG	549	88,523
Wacker Chemie AG	301	26,539

		15,783,226

Greece (0.09%)
Coca-Cola Hellenic Bottling Co. SA (a)	3,442	65,875
Hellenic Telecommunications Organization SA	4,860	20,677
National Bank of Greece SA (a)	18,232	46,687
OPAP SA	4,278	41,479

		174,718

Hong Kong (2.82%)
AIA Group Ltd.	157,619	577,456
ASM Pacific Technology Ltd.	3,600	52,524
Bank of East Asia Ltd.	29,316	110,234
BOC Hong Kong Holdings Ltd.	69,000	190,592
Cathay Pacific Airways Ltd.	23,494	43,505
Cheung Kong Holdings Ltd.	25,364	327,602
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Cheung Kong Infrastructure Holdings Ltd.	9,175	$55,826
CLP Holdings Ltd.	36,005	310,646
First Pacific Company Ltd.	39,425	43,661
Foxconn International Holdings Ltd. (a)	42,000	29,909
Galaxy Entertainment Group Ltd. (a)	23,880	65,961
Hang Lung Group Ltd.	16,000	103,534
Hang Lung Properties Ltd.	46,000	168,526
Hang Seng Bank Ltd.	14,343	190,611
Henderson Land Development Co. Ltd.	16,881	93,149
HKT Trust and HKT Ltd. (a)	1,760	1,378
Hong Kong & China Gas Co. Ltd.	88,499	226,788
Hong Kong Exchanges & Clearing Ltd.	19,300	324,336
Hopewell Holdings Ltd.	10,500	28,800
Hutchison Whampoa Ltd.	39,700	396,716
Hysan Development Co. Ltd.	11,856	47,482
Kerry Properties Ltd.	13,657	61,465
Li & Fung Ltd.	105,240	241,500
Lifestyle International Holdings Ltd.	10,500	26,637
Link REIT, The	42,007	156,332
MTR Corporation Ltd.	26,688	95,541
New World Development Co. Ltd.	69,357	83,330
NWS Holdings Ltd.	25,260	38,644
Orient Overseas International Ltd.	4,400	31,305
PCCW Ltd.	81,000	28,997
Power Assets Holdings Ltd.	25,982	190,711
Sands China Ltd.	44,853	175,010
Shangri-La Asia Ltd.	26,283	57,470
Sino Land Co. Ltd.	52,479	83,798
SJM Holdings Ltd.	32,022	64,988
Sun Hung Kai Properties Ltd.	26,656	331,246
Swire Pacific Ltd. Class A	13,321	149,325
Wharf Holdings Ltd.	28,700	155,963
Wheelock and Co. Ltd.	18,000	54,240
Wing Hang Bank Ltd.	3,252	32,308
Wynn Macau Ltd.	29,936	88,086
Yue Yuen Industrial Holdings Ltd.	14,000	49,126

		5,585,258

Ireland (0.28%)
CRH PLC (Dublin)	13,370	272,822
Elan Corp. PLC (a)	9,346	136,801
Kerry Group PLC Class A	2,652	122,733
Ryanair Holdings PLC (a)	3,431	20,482

		552,838

Israel (0.62%)
Bank Hapoalim B.M.	20,381	74,838
Bank Leumi Le-Israel	21,485	67,655
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	55,597
Cellcom Israel Ltd.	971	12,298
Delek Group Ltd.	78	15,258
Elbit Systems Ltd.	455	17,652

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Israel (Cont.)
Israel Chemicals Ltd.	8,329	$94,760
Israel Corporation Ltd., The	45	30,294
Israel Discount Bank Class A (a)	14,983	19,830
Mizrahi Tefahot Bank Ltd.	2,374	21,390
NICE Systems Ltd. (a)	1,063	41,669
Partner Communications Company Ltd.	1,670	12,881
Teva Pharmaceutical Industries Ltd.	17,555	776,184

		1,240,306

Italy (2.29%)
A2A SpA	20,416	16,379
Assicurazioni Generali SpA	21,691	336,737
Atlantia SpA	5,733	95,194
Autogrill SpA	2,144	22,633
Banca Carige SpA	12,622	16,565
Banca Monte Dei Paschi di Siena SpA	94,830	39,979
Banco Popolare Societa Cooperativa	33,734	63,977
Enel Green Power SpA	33,575	63,810
Enel SpA	122,604	443,458
Eni SpA	44,884	1,052,969
EXOR SpA	1,287	32,493
Fiat Industrial SpA (a)	14,133	150,793
Fiat SpA	14,506	85,280
Finmeccanica SpA	7,705	41,721
Intesa Sanpaolo	189,063	338,894
Intesa Sanpaolo RSP	18,229	28,129
Luxottica Group SpA	2,135	77,308
Mediaset SpA	14,001	38,616
Mediobanca SpA	9,887	58,072
Pirelli & Co. SpA	4,188	49,823
Prysmian SpA	3,927	69,029
Saipem SpA	4,935	254,913
Snam SpA	29,757	143,111
Telecom Italia RNC SpA	111,414	109,513
Telecom Italia SpA	173,646	206,464
Tenaris SA	8,786	167,566
Terna - Rete Elettrica Nationale SpA	22,983	92,386
UBI Banca - Unione di Banche Italiane ScpA	14,865	63,005
UniCredit SpA	76,167	381,549

		4,540,366

Japan (21.16%)
ABC-Mart Inc.	500	18,817
Advantest Corp.	2,800	44,113
Aeon Co. Ltd.	11,400	149,851
Aeon Credit Service Co. Ltd.	1,400	22,022
Aeon Mall Co. Ltd.	1,400	32,526
Air Water Inc.	2,769	35,729
Aisin Seiki Co. Ltd.	3,500	122,883
Ajinomoto Co. Inc.	12,000	150,489
Alfresa Holdings Corp.	700	33,279
All Nippon Airways Co. Ltd.	15,000	45,306
Amada Co. Ltd.	7,000	47,191
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Aozora Bank Ltd.	11,000	$31,763
Asahi Glass Co. Ltd.	19,000	161,145
Asahi Group Holdings Ltd.	7,300	161,664
Asahi Kasei Corp.	23,000	141,996
ASICS Corp.	3,000	33,925
Astellas Pharma Inc.	8,298	340,863
Bank of Kyoto Ltd., The	6,000	54,440
Bank of Yokohama Ltd., The	23,000	115,042
Benesse Holdings Inc.	1,300	64,788
Bridgestone Corp.	12,100	293,254
Brother Industries Ltd.	4,300	58,289
Canon Inc.	21,200	1,001,474
Casio Computer Co. Ltd. (a)	4,800	34,273
Central Japan Railway Co.	28	230,712
Chiba Bank Ltd., The	14,000	89,308
Chiyoda Corp.	3,077	39,071
Chubu Electric Power Co. Inc.	12,800	231,040
Chugai Pharmaceutical Co. Ltd.	4,300	79,278
Chugoku Bank Ltd., The	3,000	40,558
Chugoku Electric Power Company Inc., The	5,500	102,132
Citizen Holdings Co. Ltd.	4,800	30,388
Coca-Cola West Co. Ltd.	1,299	22,772
Cosmo Oil Co. Ltd.	11,000	30,567
Credit Saison Co. Ltd.	2,800	56,663
Dai Nippon Printing Co. Ltd.	10,000	102,211
Daicel Chemical Industries Ltd.	5,000	32,198
Daido Steel Co. Ltd.	5,000	34,614
Daihatsu Motor Co. Ltd.	4,000	73,263
Dai-ichi Life Insurance Company Ltd.	168	231,997
Daiichi Sankyo Co. Ltd.	12,540	228,468
Daikin Industries Ltd.	4,400	119,768
Dainippon Sumitomo Pharma Co. Ltd.	3,000	31,787
Daito Trust Construction Co. Ltd.	1,400	125,674
Daiwa House Industry Co. Ltd.	9,000	118,956
Daiwa Securities Group Inc.	30,000	118,521
DeNA Co. Ltd.	1,900	52,636
Denki Kagaku Kogyo KK	9,000	35,991
Denso Corp.	9,100	303,993
Dentsu Inc.	3,316	105,606
East Japan Railway Co.	6,413	403,670
Eisai Co. Ltd.	4,700	186,819
Electric Power Development Co. Ltd.	2,100	56,934
FamilyMart Co. Ltd.	1,200	50,743
Fanuc Corp.	3,600	638,492
Fast Retailing Co. Ltd.	1,000	227,860
Fuji Electric Co. Ltd.	10,000	26,338
Fuji Heavy Industries Ltd.	11,000	88,377
FUJIFILM Holdings Corp.	8,700	204,020
Fujitsu Ltd.	35,000	184,366
Fukuoka Financial Group Inc.	15,000	66,510
Furukawa Electric Co. Ltd.	12,000	31,896
Gree Inc.	1,779	44,899
GS Yuasa Corp.	6,000	32,910
Gunma Bank Ltd.	7,000	37,465
Hachijuni Bank Ltd., The	7,549	44,508

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Hakuhodo DY Holdings Inc.	400	$25,130
Hamamatsu Photonics K.K.	1,293	48,818
Hino Motors Ltd.	5,000	36,124
Hirose Electric Co. Ltd.	600	62,994
Hiroshima Bank Ltd., The	9,000	41,102
Hisamitsu Pharmaceutical Co. Inc.	1,200	56,905
Hitachi Chemical Co. Ltd.	1,900	34,203
Hitachi Construction Machinery Co. Ltd.	2,100	46,455
Hitachi High-Technologies Corp.	1,200	28,634
Hitachi Ltd.	85,000	545,306
Hitachi Metals Ltd.	3,000	37,260
Hokkaido Electric Power Co. Inc.	3,300	48,441
Hokuhoku Financial Group Inc.	24,000	45,814
Hokuriku Electric Power Co.	3,100	56,030
Honda Motor Co. Ltd.	30,400	1,155,105
Hoya Corp.	8,100	181,925
Ibiden Co. Ltd.	2,300	58,827
Idemitsu Kosan Co. Ltd.	400	39,870
IHI Corp.	25,000	63,127
INPEX Corp.	41	276,900
Isetan Mitsukoshi Holdings Ltd.	7,240	85,022
Isuzu Motors Ltd.	22,000	128,911
Itochu Corp.	28,000	305,473
Itochu Techno-Solutions Corp.	500	22,381
Iyo Bank Ltd., The	5,000	44,279
J. Front Retailing Co. Ltd.	8,600	48,003
Japan Petroleum Exploration Co.	500	23,287
Japan Prime Realty Investment Corp.	13	37,365
Japan Real Estate Investment Corp.	9	79,268
Japan Retail Fund Investment Corp.	35	51,969
Japan Steel Works Ltd., The	6,000	41,102
Japan Tobacco Inc.	84	472,925
JFE Holdings Inc.	8,500	182,590
JGC Corp.	4,000	123,958
Joyo Bank Ltd., The	12,000	54,947
JS Group Corp.	5,100	106,781
JSR Corp.	3,300	66,423
JTEKT Corp.	4,300	51,484
Jupiter Telecommunications Co. Ltd.	33	33,052
JX Holdings Inc.	42,300	262,171
Kajima Corp.	15,000	45,669
Kamigumi Co. Ltd.	4,000	33,104
Kaneka Corp.	5,000	30,144
Kansai Electric Power Company Inc., The	14,100	218,391
Kansai Paint Co. Ltd.	4,000	40,353
Kao Corp.	9,800	257,166
Kawasaki Heavy Industries Ltd.	27,000	82,530
Kawasaki Kisen Kaisha Ltd. (a)	13,000	28,585
KDDI Corp.	54	349,692
Keikyu Corp.	9,000	78,724
Keio Corp.	11,000	78,809
Keisei Electric Railway Co. Ltd.	5,000	38,661
Keyence Corp.	847	199,138
Kikkoman Corp.	3,000	34,686
Kinden Corp.	2,000	15,440
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Kintetsu Corp.	31,000	$117,978
Kirin Holdings Co. Ltd.	15,000	194,092
Kobe Steel Ltd.	48,000	77,709
Koito Manufacturing Company Ltd.	1,924	31,125
Komatsu Ltd.	17,700	504,462
Konami Corp.	1,700	48,184
Konica Minolta Holdings Inc.	9,000	78,615
Kubota Corp.	22,000	211,308
Kuraray Co. Ltd.	6,600	93,374
Kurita Water Industries Ltd.	2,200	53,904
Kyocera Corp.	2,800	256,421
Kyowa Hakko Kirin Co. Ltd.	5,000	55,576
Kyushu Electric Power Co. Inc.	7,500	106,832
Lawson Inc.	1,100	69,240
Mabuchi Motor Co. Ltd.	500	22,683
Makita Corp.	2,100	84,233
Marubeni Corp.	31,000	223,596
Marui Group Co. Ltd.	4,400	36,680
Maruichi Steel Tube Ltd.	1,000	23,342
Mazda Motor Corp. (a)	48,000	84,088
McDonald’s Holdings Company Ltd. (Japan)	1,300	34,491
MEDIPAL HOLDINGS CORP.	2,900	37,560
MEIJI Holdings Company Ltd.	1,268	55,380
Miraca Holdings Inc.	1,090	42,536
Mitsubishi Chemical Holdings Corp.	25,000	133,502
Mitsubishi Corp.	26,500	614,715
Mitsubishi Electric Corp.	36,000	318,376
Mitsubishi Estate Co. Ltd.	23,000	410,149
Mitsubishi Gas Chemical Co. Inc.	7,000	46,768
Mitsubishi Heavy Industries Ltd.	57,000	276,151
Mitsubishi Logistics Corp.	2,000	23,608
Mitsubishi Materials Corp.	21,000	66,473
Mitsubishi Motors Corp. (a)	71,968	81,732
Mitsubishi Tanabe Pharma Corp.	4,300	60,315
Mitsubishi UFJ Financial Group Inc.	238,000	1,184,680
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,050	46,176
Mitsui & Co. Ltd.	32,400	531,192
Mitsui Chemicals Inc.	15,000	45,488
Mitsui Fudosan Co. Ltd.	16,000	306,005
Mitsui OSK Lines Ltd.	21,000	91,337
Mitsui Sumitomo Insurance Group Holdings Inc.	10,600	217,584
Mizuho Financial Group Inc.	425,929	694,701
Murata Manufacturing Co. Ltd.	3,800	225,190
Nabtesco Corp.	1,745	35,798
Namco Bandai Holdings Inc.	3,700	53,374
NEC Corp. (a)	49,000	102,416
NGK Insulators Ltd.	5,000	71,342
NGK Spark Plug Co. Ltd.	3,000	42,805
NHK Spring Co. Ltd.	3,000	32,258
Nidec Corp.	2,000	182,192
Nikon Corp.	6,300	191,200
Nintendo Co. Ltd.	1,800	270,750
Nippon Building Fund Inc.	11	104,458
Nippon Electric Glass Co. Ltd.	7,500	65,150

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nippon Express Co. Ltd.	16,000	$62,438
Nippon Meat Packers Inc.	3,000	38,094
Nippon Paper Group Inc.	1,800	37,470
Nippon Sheet Glass Co. Ltd.	17,000	26,084
Nippon Steel Corp.	96,000	263,284
Nippon Telegraph & Telephone Corp.	8,213	372,597
Nippon Yusen Kabushiki Kaish	29,000	91,096
Nishi-Nippon City Bank Ltd., The	12,000	33,925
Nissan Motor Co. Ltd.	46,400	493,879
Nisshin Seifun Group Inc.	3,300	39,909
Nisshin Steel Co. Ltd.	12,000	20,152
Nissin Foods Holdings Co. Ltd.	1,100	41,132
Nitori Holdings Co. Ltd.	700	63,260
Nitto Denko Corp.	3,100	124,906
NKSJ Holdings Inc.	6,900	154,223
NOK Corp.	2,000	43,494
Nomura Holdings Inc.	67,700	299,362
Nomura Real Estate Holdings Inc.	1,800	31,729
Nomura Real Estate Office Fund Inc.	5	29,751
Nomura Research Institute Ltd.	2,000	49,607
NSK Ltd.	8,000	61,568
NTN Corp.	9,000	38,057
NTT Data Corp.	23	80,835
NTT DoCoMo Inc.	286	474,766
NTT Urban Development Corp.	23	18,729
Obayashi Corp.	12,000	52,338
Odakyu Electric Railway Co. Ltd.	12,000	113,374
Oji Paper Co. Ltd.	16,000	77,323
Olympus Corp. (a)	4,100	67,070
Omron Corp.	3,800	81,720
Ono Pharmaceutical Co. Ltd.	1,500	83,545
Oracle Corp. Japan	700	26,598
Oriental Land Co. Ltd.	900	96,448
Orix Corp.	1,960	187,073
Osaka Gas Co. Ltd.	35,000	140,389
OTSUKA Corp.	300	24,393
Otsuka Holdings Co. Ltd.	4,731	140,038
Panasonic Corp.	41,100	377,880
Rakuten Inc.	136	142,457
Resona Holdings Inc.	35,495	163,388
Ricoh Co. Ltd.	12,000	116,709
RINNAI Corp.	600	43,204
Rohm Co. Ltd.	1,800	88,837
Sankyo Co. Ltd.	1,000	49,052
Sanrio Co. Ltd.	800	31,219
Santen Pharmaceutical Co. Ltd.	1,400	59,792
SBI Holdings Inc. (a)	400	37,743
Secom Co. Ltd.	3,900	190,830
Sega Sammy Holdings Inc.	3,926	82,248
Seiko Epson Corp.	2,600	36,438
Sekisui Chemical Co. Ltd.	8,000	69,397
Sekisui House Ltd.	11,000	107,781
Seven & I Holdings Co. Ltd.	14,080	418,130
Seven Bank Ltd.	11,000	24,055
Sharp Corp.	19,000	138,649
Shikoku Electric Power Co. Inc.	3,400	95,834
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Shimadzu Corp.	4,000	$36,100
Shimamura Co. Ltd.	400	44,751
Shimano Inc.	1,400	84,318
Shimizu Corp.	11,000	44,122
Shin-Etsu Chemical Co. Ltd.	7,700	444,678
Shinsei Bank Ltd.	26,000	33,925
Shionogi & Co. Ltd.	5,700	78,782
Shiseido Co. Ltd.	6,700	115,593
Shizuoka Bank Ltd., The	11,000	113,229
Showa Denko K.K.	28,000	63,598
Showa Shell Sekiyu K.K.	3,400	21,689
SMC Corp.	1,000	158,995
Softbank Corp. (a)	16,700	493,716
Sojitz Corp.	22,100	39,517
Sony Corp.	18,700	384,980
Sony Financial Holdings Inc.	3,200	56,832
Square Enix Holdings Co. Ltd.	1,200	25,198
Stanley Electric Co. Ltd.	2,800	44,485
SUMCO Corp. (a)	2,300	27,982
Sumitomo Chemical Co. Ltd.	29,000	123,330
Sumitomo Corp.	21,200	306,333
Sumitomo Electric Industries Ltd.	14,300	195,746
Sumitomo Heavy Industries Ltd.	10,000	55,576
Sumitomo Metal Industries Ltd.	64,000	129,129
Sumitomo Metal Mining Co. Ltd.	10,000	140,510
Sumitomo Mitsui Financial Group Inc.	25,089	825,388
Sumitomo Mitsui Trust Holdings Inc.	58,000	184,995
Sumitomo Realty & Development Co. Ltd.	7,000	168,721
Sumitomo Rubber Industries Ltd.	3,100	41,161
Suruga Bank Ltd.	3,000	30,627
Suzuken Co. Ltd.	1,280	39,466
Suzuki Motor Corp.	6,298	150,431
Sysmex Corp.	1,400	56,494
T&D Holdings Inc.	10,700	123,974
Taisei Corp.	19,000	49,583
Taisho Pharmaceutical Holdings Co. Ltd.	700	56,748
Taiyo Nippon Sanso Corp.	5,000	35,278
Takashimaya Co. Ltd.	5,000	41,501
Takeda Pharmaceutical Co. Ltd.	14,800	651,758
TDK Corp.	2,300	130,325
Teijin Ltd.	18,000	60,457
Terumo Corp.	3,100	148,127
THK Co. Ltd.	2,200	44,734
Tobu Railway Co. Ltd.	19,000	100,773
Toho Co. Ltd.	2,200	40,375
Toho Gas Co. Ltd.	8,000	47,167
Tohoku Electric Power Co. Inc. (a)	8,400	95,803
Tokio Marine Holdings Inc.	13,500	370,406
Tokyo Electric Power Company Inc., The (a)	26,900	67,599
Tokyo Electron Ltd.	3,200	183,062
Tokyo Gas Co. Ltd.	46,000	216,745
Tokyu Corp.	21,000	99,710
Tokyu Land Corp.	8,000	39,145

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
TonenGeneral Sekiyu KK	5,000	$46,031
Toppan Printing Co. Ltd.	10,000	78,048
Toray Industries Inc.	27,000	200,290
Toshiba Corp.	75,000	329,830
Tosoh Corp.	10,000	27,788
Toto Ltd.	5,000	37,634
Toyo Seikan Kaisha Ltd.	2,800	40,155
Toyo Suisan Kaisha Ltd.	2,000	51,927
Toyoda Gosei Co. Ltd.	1,200	23,356
Toyota Boshoku Corp.	1,400	16,508
Toyota Industries Corp.	3,400	102,530
Toyota Motor Corp.	51,500	2,221,276
Toyota Tsusho Corp.	3,900	79,395
Trend Micro Inc.	2,000	61,447
Tsumura & Co.	1,100	31,776
UBE Industries Ltd.	19,000	51,649
Unicharm Corp.	2,100	110,874
Ushio Inc.	2,000	28,102
USS Co. Ltd.	420	42,573
West Japan Railway Co.	3,200	128,549
Yahoo Japan Corp.	272	88,005
Yakult Honsha Co. Ltd.	1,800	61,870
Yamada Denki Co. Ltd.	1,550	96,816
Yamaguchi Financial Group Inc.	4,000	36,342
Yamaha Corp.	2,900	30,062
Yamaha Motor Co. Ltd.	5,400	72,352
Yamato Holdings Co. Ltd.	7,500	115,893
Yamato Kogyo Co. Ltd.	800	23,342
Yamazaki Baking Co. Ltd.	2,000	28,658
Yaskawa Electric Corp.	4,000	37,598
Yokogawa Electric Corp.	4,200	42,472

		41,960,962

Netherlands (2.58%)
Aegon NV (a)	31,865	176,963
Akzo Nobel NV	4,305	254,181
ArcelorMittal	16,102	307,740
ASML Holding NV	8,142	406,995
Corio NV	1,163	61,346
Delta Lloyd NV	1,937	34,049
Fugro NV	1,297	92,406
Heineken Holding NV	2,185	102,286
Heineken NV	4,891	271,851
ING Groep NV (a)	71,332	594,311
Koninklijke Ahold NV	21,682	300,450
Koninklijke Boskalis Westminster NV CVA	1,279	48,044
Koninklijke DSM NV	2,876	166,413
Koninklijke KPN NV	27,478	302,268
Koninklijke Philips Electronics NV	18,920	383,551
Koninklijke Vopak NV	1,299	74,834
Randstad Holding NV	2,287	86,289
Reed Elsevier NV	13,033	166,451
SBM Offshore NV	3,176	64,914
TNT Express NV	6,537	80,732
Unilever NV CVA	30,475	1,037,044
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Netherlands (Cont.)
Wolters Kluwer - CVA	5,648	$106,965

		5,120,083

New Zealand (0.12%)
Auckland International Airport Ltd.	18,043	36,343
Contact Energy Ltd. (a)	6,702	25,956
Fletcher Building Ltd.	12,554	69,282
SKYCITY Entertainment Group Ltd.	10,408	33,577
Telecom Corp. of New Zealand Ltd.	36,499	72,472

		237,630

Norway (0.95%)
Aker Solutions ASA	3,204	54,208
DnB NOR ASA	18,208	234,045
Gjensidige Forsikring Asa	3,900	46,056
Norsk Hydro ASA	17,016	92,658
Orkla ASA	14,531	114,977
Seadrill Ltd.	6,146	230,310
Statoil ASA	20,859	566,276
Subsea 7 SA (a)	5,235	138,626
Telenor ASA	13,466	249,705
Yara International ASA	3,486	166,258

		1,893,119

Portugal (0.20%)
Banco Espirito Santo SA Reg.	10,333	18,880
CIMPOR-Cimentos de Portugal SGPS SA	3,597	23,987
EDP Renovaveis SA (a)	4,124	20,493
Energias de Portugal SA	35,503	103,271
Galp Energia SGPS SA B Shares	4,232	69,650
Jeronimo Martins SGPS SA (a)	4,129	84,117
Portugal Telecom SGPS SA	12,356	67,219

		387,617

Singapore (1.78%)
Ascendas Real Estate Investment Trust	34,000	54,636
Capitaland Ltd.	47,000	116,654
Capitamall Trust	41,000	58,872
CapitaMalls Asia Ltd.	26,807	34,867
City Developments Ltd.	9,000	81,262
Comfortdelgro Corp. Ltd.	36,000	44,676
Cosco Corp. Singapore Ltd.	19,000	17,609
DBS Group Holdings Ltd.	33,086	373,223
Fraser and Neave Ltd.	16,894	90,044
Genting Singapore PLC (a)	114,000	154,624
Global Logistic Properties Ltd. (a)	35,726	62,525
Golden Agri-Resources Ltd.	125,330	78,266
Hutchison Port Holdings Trust	100,000	76,500
Jardine Cycle & Carriage Ltd.	1,863	71,568
Keppel Corp. Ltd.	26,400	230,807
Keppel Land Ltd.	14,101	38,925
Neptune Orient Lines Ltd.	17,000	19,136
Noble Group Ltd.	72,800	79,920

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Olam International Ltd.	27,798	$52,187
Oversea-Chinese Banking Corporation Ltd.	47,797	339,166
Sembcorp Industries Ltd.	18,220	76,530
Sembcorp Marine Ltd.	15,800	66,365
Singapore Airlines Ltd.	10,267	87,964
Singapore Exchange Ltd.	16,000	88,334
Singapore Press Holdings Ltd.	28,000	87,316
Singapore Technologies Engineering Ltd.	29,000	74,977
Singapore Telecommunications Ltd.	149,450	374,502
StarHub Ltd.	12,000	29,593
United Overseas Bank Ltd.	23,881	348,607
UOL Group Ltd.	8,639	32,575
Wilmar International Ltd.	36,000	140,329
Yangzijiang Shipbuilding Holdings Ltd.	36,548	38,669

		3,521,228

Spain (2.84%)
Abertis Infraestructuras SA	7,140	121,556
Acciona SA	474	33,101
Acerinox SA	1,980	25,449
ACS Actividades de Construccion y
Servicios SA	2,567	65,699
Amadeus IT Holding SA A Shares	5,884	111,042
Banco Bilbao Vizcaya Argentaria SA	85,497	680,401
Banco de Sabadell SA	38,794	105,652
Banco Popular Espanol SA	18,414	66,063
Banco Popular Espanol SA Rights (a) (b)	18,403	857
Banco Santander SA (Madrid)	158,218	1,217,558
Bankia Sa (a)	16,625	60,221
Bankinter SA	4,103	21,522
CaixaBank	14,181	55,208
Distribuidora Internacional de Alimentacion SA (a)	11,086	54,957
Enagas SA	3,355	64,568
Ferrovial SA	6,755	77,641
Fomento de Construcciones y Contratas SA	994	22,205
Gas Natural SDG SA	6,458	103,184
Grifols SA (a)	2,289	48,845
Grifols SA Class B (a)	247	3,821
Iberdrola SA	74,233	421,462
Indra Sistemas SA	1,989	24,373
Industria de Diseno Textil SA	4,076	390,425
International Consolidated Airlines Group SA (a)	17,929	51,626
Mapfre SA	14,174	45,634
Red Electrica Corporacion SA	2,041	99,876
Repsol YPF SA	14,823	371,863
Telefonica SA	76,674	1,256,265
Zardoya Otis SA	2,723	35,263

		5,636,337

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Sweden (3.14%)
Alfa Laval AB	6,241	$128,388
Assa Abloy AB Class B	5,847	183,652
Atlas Copco AB Class A	12,529	303,197
Atlas Copco AB Class B	7,269	156,679
Boliden AB	5,049	79,294
Electrolux AB Series B	4,525	95,687
Getinge AB B Shares	3,687	104,996
Hennes & Mauritz AB (H&M) B Shares	19,117	691,770
Hexagon AB B Shares	4,862	94,362
Holmen AB Class B	962	26,421
Husqvarna AB B Shares	8,301	50,076
Industrivarden AB C Shares	2,307	34,278
Investment AB Kinnevik B Shares	3,925	91,305
Investor AB B Shares	8,497	188,414
Lundin Petroleum AB (a)	4,181	89,614
Millicom International Cellular SA SDR	1,435	162,679
Modern Times Group B Shares	896	49,352
Nordea Bank AB	49,113	446,529
Ratos AB B Shares	3,562	49,453
Sandvik AB	18,761	270,818
Scania AB Class B	5,897	122,650
Securitas AB Class B	5,922	57,109
Skandinaviska Enskilda Banken AB Class A	26,151	185,782
Skanska AB Class B	7,370	127,776
SKF AB B Shares	7,282	177,763
SSAB Svenskt Stal AB Series A	3,017	28,525
Svenska Cellulosa AB B Shares	10,773	186,612
Svenska Handelsbanken AB A Shares	9,178	292,578
Swedbank AB - A Shares	15,082	234,353
Swedish Match AB	4,007	159,534
Tele2 AB Class B	5,918	120,761
Telefonaktiebolaget LM Ericsson B Shares	56,197	582,289
TeliaSonera AB	40,751	284,206
Volvo AB B Shares	26,002	378,880

		6,235,782

Switzerland (8.42%)
ABB Ltd. Reg. (a)	40,874	838,580
Actelion Ltd. Reg. (a)	2,113	77,245
Adecco SA Reg. (a)	2,435	127,590
Aryzta AG (a)	1,552	76,680
Baloise Holding AG Reg.	894	71,999
Barry Callebaut AG Reg. (a)	34	34,068
Compagnie Financiere Richemont SA Class A	9,736	610,455
Credit Suisse Group AG Reg. (a)	21,217	604,756
GAM Holding AG (a)	3,532	51,452
Geberit AG Reg. (a)	731	152,970
Givaudan SA Reg. (a)	154	148,421
Holcim Ltd. Reg. (a)	4,595	299,818
Julius Baer Group Ltd. (a)	3,851	155,456

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Kuehne & Nagel International AG Reg.	1,002	$135,531
Lindt & Spruengli AG	16	51,401
Lindt & Spruengli AG Reg.	2	74,432
Lonza Group AG Reg. (a)	914	47,244
Nestle SA Reg.	61,697	3,882,120
Novartis AG	43,611	2,413,654
Pargesa Holding SA	503	36,163
Partners Group Holding AG	245	47,795
Roche Holding AG	13,127	2,284,537
Schindler Holding AG (a)	898	108,035
Schindler Holding AG Reg.	401	47,932
SGS SA Reg	102	198,418
Sika AG	37	80,091
Sonova Holding AG Reg. (a)	909	101,000
Straumann Holding AG Reg.	153	26,034
Sulzer AG Reg.	461	65,522
Swatch Group AG Reg., The	842	67,672
Swatch Group AG, The	579	266,505
Swiss Life Holding AG Reg. (a)	586	69,720
Swiss Re Ag (a)	6,425	410,326
Swisscom AG	437	176,649
Syngenta AG Reg. (a)	1,765	610,232
Synthes Inc. (c)	1,223	212,166
Transocean Ltd. (a)	6,452	352,012
UBS AG Reg. (a)	67,809	950,243
Zurich Financial Services AG (a)	2,741	736,642

		16,701,566

United Kingdom (22.19%)
3i Group PLC	18,448	63,143
Admiral Group PLC	3,937	74,748
Aggreko Plc	4,955	178,324
AMEC PLC	6,174	109,419
Anglo American PLC	24,704	923,444
Antofagasta PLC	7,341	135,267
ARM Holdings PLC	25,141	238,061
Associated British Foods PLC	6,686	130,470
AstraZeneca PLC	25,105	1,115,921
Aviva PLC	53,863	285,600
Babcock International Group PLC	6,564	83,626
BAE Systems PLC	63,313	303,706
Balfour Beatty PLC	13,210	60,324
Barclays PLC	215,978	812,688
BG Group PLC	63,365	1,467,582
BHP Billiton PLC	39,451	1,203,669
BP PLC	354,124	2,619,983
British American Tobacco PLC	36,979	1,863,456
British Land Co. PLC	15,497	118,955
British Sky Broadcasting Group PLC	21,154	228,730
BT Group PLC	144,874	524,628
Bunzl PLC	6,336	101,750
Burberry Group PLC	8,296	198,644
Capita PLC	11,695	137,023
Capital Shopping Centres Group PLC	10,742	56,941
Carnival PLC	3,381	108,050
	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Centrica PLC	96,603	$488,890
Cobham PLC	20,495	75,103
Compass Group PLC	35,341	370,541
Diageo PLC	46,798	1,124,673
Essar Energy Ltd. PLC (a)	6,220	15,451
Eurasian Natural Resources Corp.	4,709	44,627
Experian PLC	18,694	291,386
Fresnillo PLC	3,335	85,243
G4S PLC	26,089	113,713
GKN PLC	29,781	98,175
GlaxoSmithKline PLC	94,837	2,118,377
Glencore International Plc	25,886	161,230
Hammerson PLC	13,360	88,811
HSBC Holdings PLC	333,613	2,960,492
ICAP PLC	10,458	65,706
Imperial Tobacco Group PLC	18,934	767,724
Inmarsat PLC	8,616	63,435
InterContinental Hotels Group PLC	5,530	128,521
International Power PLC	28,557	184,992
Intertek Group PLC	3,014	121,053
Invensys PLC	15,644	49,795
Investec PLC	9,113	55,725
ITV PLC	67,564	95,479
J Sainsbury PLC	22,870	113,875
Johnson Matthey PLC	3,989	150,514
Kazakhmys PLC	3,909	56,772
Kingfisher PLC	44,430	217,959
Land Securities Group PLC	14,443	166,909
Legal & General Group PLC	109,703	229,339
Lloyds Banking Group PLC (a)	773,981	416,024
London Stock Exchange Group PLC	2,778	45,945
Lonmin PLC	2,935	47,978
Man Group PLC	36,033	77,692
Marks & Spencer Group PLC	29,379	178,099
Meggitt PLC	14,507	93,721
National Grid PLC	66,491	670,552
Next PLC	3,219	153,589
Old Mutual PLC	102,522	260,079
Pearson PLC	15,346	285,960
Petrofac Ltd.	4,847	134,898
Prudential PLC	47,538	568,377
Randgold Resources Ltd.	1,713	147,135
Reckitt Benckiser Group PLC	11,567	653,655
Reed Elsevier PLC	22,866	202,987
Resolution Ltd.	26,798	112,002
Rexam PLC	16,705	114,387
Rio Tinto PLC	26,130	1,440,254
Rolls-Royce Holdings PLC (a)	34,944	453,851
Royal Bank of Scotland Group PLC (a)	328,393	145,183
Royal Dutch Shell PLC Class A	67,684	2,363,871
Royal Dutch Shell PLC Class B	50,208	1,766,369
RSA Insurance Group PLC	64,711	108,267
SABMiller PLC	17,970	721,306
Sage Group PLC, The	25,250	120,839
Schroders PLC	2,153	54,411

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
SEGRO PLC	14,566	$54,704
Serco Group PLC	9,463	82,113
Severn Trent PLC	4,494	110,985
Shire PLC	10,595	342,324
Smith & Nephew PLC	16,679	169,006
Smiths Group PLC	7,222	121,523
SSE PLC	17,849	379,423
Standard Chartered PLC	44,452	1,109,176
Standard Life PLC	43,988	161,614
Tate & Lyle PLC	8,795	99,177
Tesco PLC	149,782	790,602
Tui Travel PLC	9,731	30,554
Tullow Oil PLC	17,009	415,434
Unilever PLC	23,992	792,065
United Utilities Group PLC	12,767	122,831
Vedanta Resources PLC	2,224	43,684
Vodafone Group PLC	950,115	2,616,940
Weir Group PLC, The	3,929	110,858
Whitbread PLC	3,320	97,923
William Morrison Supermarkets PLC	41,110	195,951
Wolseley PLC	5,296	201,948
WPP PLC	23,351	319,157
Xstrata PLC	38,720	661,441

		44,015,526

Total Common Stocks
(cost $177,246,876)		194,246,180

Preferred Stocks (0.51%)
Germany (0.51%)
Bayerische Moteren Werke (BMW) AG PFD	943	56,011
Henkel AG & Co. KGaA PFD	3,333	244,220
Porsche Automobil Holding SE PFD	2,847	168,019
ProSiebenSat.1 Media AG PFD (a)	1,508	38,756
RWE AG-Non Voting PFD	765	33,634
Volkswagen AG PFD	2,699	474,615

		1,015,255

Total Preferred Stocks
(cost $553,984)		1,015,255

	14,927,795	14,927,795
	Shares	Value
Short-term Investments (0.09%)
State Street Institutional U.S. Government Money Market Fund	188,645	$188,645

Total Short-term Investments
(cost $188,645)		188,645

TOTAL INVESTMENTS (98.54%)
(cost $177,989,505)		195,450,080
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.46%)		2,887,508

NET ASSETS (100.00%)		$198,337,588

(a)	Non-income producing security.
(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.
(d)	At March 31, 2012, cash in the amount of $1,303,923 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depository Receipt

SDR – Swedish Depository Receipt

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$55,257,705	28.27
British Pound	44,015,526	22.52
Japanese Yen	41,960,962	21.47
Swiss Franc	16,701,566	8.55
Australian Dollar	16,443,435	8.41
Swedish Krona	6,235,782	3.19
Hong Kong Dollar	5,585,258	2.86
Singapore Dollar	3,444,728	1.76
Danish Krone	2,168,918	1.11
Norwegian Krone	1,893,119	0.97
Israeli Shekel	1,240,306	0.63
United States Dollar	265,145	0.14
New Zealand Dollar	237,630	0.12

Total Investments	$195,450,080	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$44,061,964	22.22
Industrials	24,803,540	12.51
Consumer Staples	21,928,792	11.06
Consumer Discretionary	21,124,051	10.65
Materials	19,895,091	10.03
Health Care	18,259,681	9.21
Energy	16,670,732	8.40
Telecommunication Services	10,640,707	5.36
Information Technology	9,401,754	4.74
Utilities	8,475,123	4.27

Total Stocks	195,261,435	98.45
Short-term Investments	188,645	0.09
Cash and Other Assets, Net of Liabilities	2,887,508	1.46

Net Assets	$198,337,588	100.00%

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Shares	Value
Registered Investment Companies (99.31%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,328,079	$73,152,597
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,396,298	118,840,085

Total Registered Investment Companies
(cost $201,303,108)		191,992,682

TOTAL INVESTMENTS (99.31%)
(cost $201,303,108)		191,992,682
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.69%)		1,328,295

NET ASSETS (100.00%)		$193,320,977

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (42.39%)

Aerospace/Defense (1.04%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,041,278
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	525,292
5.050%, 08/01/2019	500,000	556,914
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,526,700
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	513,624
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,003,516

		6,167,324

Agriculture, Foods, & Beverage (3.73%)
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,005,214
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	508,357
Bottling Group LLC
4.625%, 11/15/2012	500,000	512,660
Kellogg Co.
5.125%, 12/03/2012	500,000	515,220
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	522,372
Pepsico Inc.
4.650%, 02/15/2013	500,000	518,226
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,060,254
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	542,978
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,106,811
Hershey Co.
5.450%, 09/01/2016	500,000	584,589
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,182,255
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	585,238
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,378,396
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	600,004
Pepsico Inc.
7.900%, 11/01/2018	500,000	672,039
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,044,702
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,058,876
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,193,482
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,083,633
HJ Heinz Co.
3.125%, 09/12/2021	1,000,000	1,001,369

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
2.850%, 03/01/2022	$2,000,000	$1,946,244
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,459,450

		22,082,369

Automotive (0.62%)
Daimler Finance NA LLC
6.500%, 11/15/2013	500,000	544,519
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,118,928
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,019,430

		3,682,877

Banks (2.03%)
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,018,743
Wachovia Corp.
5.700%, 08/01/2013	500,000	530,861
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	543,834
US Bank NA
4.950%, 10/30/2014	500,000	547,642
Fifth Third Bank
4.750%, 02/01/2015	500,000	533,645
Wachovia Bank NA
5.600%, 03/15/2016	500,000	556,474
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	557,742
Wachovia Corp.
5.750%, 06/15/2017	500,000	576,031
KFW
4.875%, 06/17/2019	1,000,000	1,182,881
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,048,542
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	1,968,938
US Bancorp
3.000%, 03/15/2022	2,000,000	1,969,790

		12,035,123

Building Materials & Construction (1.04%)
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	514,536
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,049,833
6.000%, 09/30/2016	500,000	544,528
5.750%, 01/15/2021	1,000,000	1,033,446
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,009,154

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Building Materials & Construction (Cont.)
Sonoco Products Co.
4.375%, 11/01/2021	$1,000,000	$1,017,415

		6,168,912

Chemicals (1.96%)
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	167,000	172,752
4.125%, 03/06/2013	500,000	515,308
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	521,247
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	543,540
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,165,788
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	575,614
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	617,740
PPG Industries Inc.
7.400%, 08/15/2019	500,000	607,903
3.600%, 11/15/2020	1,000,000	1,039,210
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,074,443
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,105,150
3.000%, 09/01/2021	1,000,000	1,014,934
Dow Chemical Co., The
4.125%, 11/15/2021	1,000,000	1,028,745
Praxair Inc.
2.450%, 02/15/2022	1,000,000	961,779
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	645,847

		11,590,000

Colleges (0.19%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,150,140

Commercial Service/Supply (0.54%)
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	508,746
4.875%, 08/15/2014	500,000	531,489
5.750%, 09/15/2017	500,000	526,872
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	586,359
4.300%, 06/01/2021	1,000,000	1,060,734

		3,214,200

Computer Software & Services (0.71%)
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,110,914
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,066,296

		4,177,210

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Computers (0.87%)
International Business Machines Corp.
6.500%, 10/15/2013	$500,000	$544,812
5.700%, 09/14/2017	500,000	602,075
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	995,718
4.300%, 06/01/2021	2,000,000	2,039,692
4.050%, 09/15/2022	1,000,000	995,928

		5,178,225

Consumer & Marketing (3.08%)
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,024,144
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	515,772
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,104,238
Clorox Co.
5.000%, 01/15/2015	500,000	543,816
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,074,443
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,139,247
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	610,118
Danaher Corp.
5.625%, 01/15/2018	500,000	593,297
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,251,509
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,025,340
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,389,505
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,010,584
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	987,798
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,047,664
Procter & Gamble Co., The
2.300%, 02/06/2022	2,000,000	1,933,270

		18,250,745

Electronic/Electrical Manufacturing (0.36%)
General Electric Co.
5.000%, 02/01/2013	500,000	518,215
Emerson Electric Co.
4.500%, 05/01/2013	500,000	520,434
4.750%, 10/15/2015	1,000,000	1,116,614

		2,155,263

Financial Services (2.88%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,036,918

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Financial Services (Cont.)
JPMorgan Chase & Co.
5.375%, 01/15/2014	$500,000	$536,674
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	549,390
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	562,539
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	553,043
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	572,612
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	598,996
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,111,798
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,144,211
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,177,359
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,020,980
4.125%, 05/20/2021	2,000,000	2,110,008
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,064,320
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,040,339
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	982,161
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,013,162

		17,074,510

Forest Products & Paper (0.20%)
International Paper Co.
5.250%, 04/01/2016	500,000	551,686
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	606,624

		1,158,310

Health Care (4.68%)
Johnson & Johnson
5.150%, 08/15/2012	500,000	508,937
AstraZeneca PLC
5.400%, 09/15/2012	500,000	511,146
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	517,094
Wyeth
5.500%, 03/15/2013	500,000	524,110
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	519,898
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,038,569
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,079,547
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,074,053
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	$1,000,000	$1,076,327
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,103,272
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,081,235
Amgen Inc.
4.850%, 11/18/2014	500,000	546,992
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	555,804
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,106,369
Medtronic Inc.
4.750%, 09/15/2015	500,000	559,653
Abbott Laboratories
5.875%, 05/15/2016	750,000	882,322
Baxter International Inc.
5.900%, 09/01/2016	500,000	594,158
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,344,048
Wyeth
5.450%, 04/01/2017	500,000	597,248
Amgen Inc.
5.850%, 06/01/2017	500,000	587,931
Johnson & Johnson
5.550%, 08/15/2017	500,000	609,109
AstraZeneca PLC
5.900%, 09/15/2017	500,000	599,264
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	616,614
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,160,707
Baxter International Inc.
4.500%, 08/15/2019	500,000	562,638
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,036,666
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,109,936
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,094,431
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,089,109
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,014,681
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,023,948
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,004,765

		27,730,581

Machinery & Manufacturing (3.38%)
Bemis Company Inc.
4.875%, 04/01/2012	500,000	500,000
Covidien International
5.450%, 10/15/2012	500,000	512,578

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Machinery & Manufacturing (Cont.)
Cooper U.S. Inc.
5.250%, 11/15/2012	$1,000,000	$1,027,828
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	518,006
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	790,780
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,116,853
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,080,836
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	555,314
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,120,909
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,148,010
Caterpillar Inc.
5.700%, 08/15/2016	500,000	591,350
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,161,244
Honeywell International Inc.
5.300%, 03/15/2017	500,000	588,383
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	585,962
Covidien International
6.000%, 10/15/2017	500,000	599,810
United Technologies Corp.
5.375%, 12/15/2017	500,000	598,700
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,065,092
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,120,197
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,132,304
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,095,981
Illinois Tool Works Inc. (a)
3.375%, 09/15/2021	1,000,000	1,021,229
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,044,943
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,028,423

		20,004,732

Media & Broadcasting (1.16%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,102,910
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,179,079
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	585,050
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	1,992,100
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,041,976

	Principal amount	Value
Corporate Bonds (Cont.)

Media & Broadcasting (Cont.)
Walt Disney Co., The
2.550%, 02/15/2022	$1,000,000	$971,149

		6,872,264

Mining & Metals (1.55%)
BHP Finance USA
4.800%, 04/15/2013	500,000	521,840
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,087,309
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,107,354
Alcoa Inc.
5.550%, 02/01/2017	500,000	549,262
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	585,160
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,054,060
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,513,833
Alcoa Inc.
5.870%, 02/23/2022	750,000	781,463
BHP Billiton Finance USA Ltd.
2.875%, 02/24/2022	1,000,000	975,272
Barrick Gold Corp. (a)
3.850%, 04/01/2022	1,000,000	1,006,040

		9,181,593

Oil & Gas (2.22%)
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	517,835
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	525,093
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	588,281
Apache Corp.
5.625%, 01/15/2017	500,000	587,916
Shell International Finance
5.200%, 03/22/2017	500,000	587,646
Canadian National Resources
5.700%, 05/15/2017	500,000	592,111
Weatherford International Inc.
6.350%, 06/15/2017	500,000	577,370
EOG Resources Inc.
5.875%, 09/15/2017	500,000	598,889
Husky Energy Inc.
6.200%, 09/15/2017	500,000	591,646
Encana Corp.
5.900%, 12/01/2017	500,000	582,788
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,181,232
ConocoPhillips
6.000%, 01/15/2020	500,000	619,506

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (Cont.)
Trans-Canada Pipelines
3.800%, 10/01/2020	$1,000,000	$1,072,138
Apache Corp.
3.625%, 02/01/2021	500,000	527,314
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,093,790
Canadian National Resources
3.450%, 11/15/2021	1,000,000	1,014,061
Total Capital International SA
2.875%, 02/17/2022	2,000,000	1,917,744

		13,175,360

Retailers (2.22%)
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	510,886
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,044,159
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,038,892
Walgreen Co.
4.875%, 08/01/2013	500,000	529,275
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,124,835
Target Corp.
5.875%, 07/15/2016	1,000,000	1,180,615
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	582,190
McDonald’s Corp.
5.300%, 03/15/2017	500,000	585,782
Target Corp.
5.375%, 05/01/2017	500,000	589,988
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	590,050
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,085,337
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,093,202
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,120,665
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,060,864

		13,136,740

Telecom & Telecom Equipment (1.80%)
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	500,000
Alltel Corp.
7.000%, 07/01/2012	500,000	507,829
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,033,904
Vodafone Group PLC
4.150%, 06/10/2014	500,000	534,847
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,100,563
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,159,557
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC
5.450%, 06/10/2019	$500,000	$589,646
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	972,165
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,199,912
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,104,101
3.000%, 02/15/2022	1,000,000	980,015

		10,682,539

Transportation (0.76%)
United Parcel Services Inc.
3.125%, 01/15/2021	1,500,000	1,571,289
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	983,257
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	1,966,314

		4,520,860

Utilities & Energy (5.37%)
Appalachian Power Co.
5.650%, 08/15/2012	500,000	508,502
Northern States Power Co.
8.000%, 08/28/2012	500,000	514,954
Southern California Gas
4.800%, 10/01/2012	500,000	510,369
Georgia Power Co.
5.125%, 11/15/2012	200,000	205,574
Virginia Electric & Power
5.100%, 11/30/2012	500,000	514,964
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,035,689
Florida Power Corp.
4.800%, 03/01/2013	500,000	519,058
Public Service of Colorado
4.875%, 03/01/2013	500,000	519,653
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	516,170
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,038,914
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	525,662
PSI Energy
5.000%, 09/15/2013	1,000,000	1,054,678
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,079,210
Union Electric Co.
5.500%, 05/15/2014	500,000	533,514
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,088,529
Union Electric Co.
4.750%, 04/01/2015	500,000	532,144
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	549,478

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Southwestern Electric Power
5.375%, 04/15/2015	$500,000	$542,810
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	573,124
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,144,429
Virginia Electric & Power
5.400%, 01/15/2016	500,000	573,941
Ohio Power Co.
6.000%, 06/01/2016	500,000	571,410
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	589,646
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	582,855
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	580,958
Georgia Power Co.
5.700%, 06/01/2017	500,000	597,760
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,145,165
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	584,956
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,140,186
Union Electric Co.
6.400%, 06/15/2017	500,000	599,264
Florida Power Corp.
5.800%, 09/15/2017	500,000	599,820
Virginia Electric & Power
5.950%, 09/15/2017	500,000	607,142
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	593,680
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	594,332
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	537,540
Southern California Gas
5.450%, 04/15/2018	500,000	592,405
Pacificorp
5.650%, 07/15/2018	500,000	596,704
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	661,880
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,045,653
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,035,867
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,028,843
Appalachian Power Co.
4.600%, 03/30/2021	500,000	545,406
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,012,355
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	624,692
	14,927,795	14,927,795
	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Northern States Power Co.
6.200%, 07/01/2037	$1,000,000	$1,301,321

		31,851,206

Total Corporate Bonds
(cost $232,683,025)		251,241,083

Taxable Municipal Bonds (0.17%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,030,030

Total Taxable Municipal Bonds
(cost $999,725)		1,030,030

Commercial Mortgage-Backed Securities (0.71%)
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,105,332
Morgan Stanley Capital Series
2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,100,096

Total Commercial Mortgage-Backed Securities
(cost $3,929,069)		4,205,428

Government Agency Securities (b) (22.04%)

Agency Commercial Mortgage-Backed Securities (1.70%)
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,111,480

		10,111,480

Agency Mortgage-Backed Securities (18.73%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	170,258	183,769
5.000%, 09/01/2018	177,084	192,631
5.000%, 09/01/2018	108,229	116,818
4.500%, 11/01/2018	355,932	382,065
5.500%, 11/01/2018	118,964	129,168
5.000%, 01/01/2019	134,114	144,883
5.000%, 04/01/2019	172,783	186,657
4.000%, 05/01/2019	153,638	163,814
4.500%, 05/01/2019	218,343	238,467
5.500%, 06/01/2019	294,363	319,611
5.000%, 01/01/2020	148,799	160,747
5.500%, 04/01/2020	241,630	262,205
5.500%, 07/01/2020	385,354	418,406
6.000%, 07/01/2021	361,629	392,152
4.500%, 05/01/2024	1,129,124	1,206,024
4.500%, 05/01/2024	395,285	421,897
4.500%, 09/01/2024	916,399	978,096
4.000%, 10/01/2024	1,224,784	1,294,038
5.000%, 10/01/2024	1,066,266	1,153,379
4.000%, 01/01/2025	1,094,975	1,160,823
4.000%, 07/01/2025	1,143,215	1,207,857
4.500%, 08/01/2025	938,826	1,002,179
3.500%, 04/01/2026	1,643,056	1,719,266

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Government Agency Securities (Cont.)

Agency Mortgage-Backed Securities (Cont.)
2.500%, 02/01/2027	$5,974,180	$6,069,080
6.000%, 11/01/2028	20,909	23,399
6.500%, 06/01/2029	43,428	49,649
7.500%, 12/01/2030	1,705	1,986
7.000%, 07/01/2031	4,738	5,511
6.500%, 09/01/2031	7,468	8,501
6.000%, 11/01/2032	89,925	100,635
6.000%, 12/01/2032	45,138	50,514
5.500%, 05/01/2033	771,995	847,140
5.500%, 07/01/2033	796,765	872,578
5.000%, 08/01/2033	434,276	475,485
5.500%, 03/01/2034	230,786	252,602
5.000%, 04/01/2034	297,029	320,666
6.000%, 07/01/2034	727,095	818,252
5.500%, 05/01/2035	714,214	788,980
5.000%, 05/01/2035	860,237	941,865
4.500%, 08/01/2035	356,282	378,446
5.000%, 10/01/2035	372,603	401,904
6.500%, 08/01/2036	399,427	448,160
5.500%, 10/01/2037	594,361	646,922
5.500%, 11/01/2037	780,491	849,513
6.000%, 01/01/2038	306,091	337,956
6.000%, 01/01/2038	537,891	593,887
5.000%, 06/01/2039	1,152,235	1,241,047
4.500%, 06/01/2039	1,392,889	1,477,797
4.500%, 10/01/2039	1,939,904	2,058,157
5.000%, 10/01/2039	1,658,032	1,785,830
5.000%, 01/01/2040	683,747	736,449
4.500%, 02/01/2040	669,636	710,456
4.000%, 07/01/2041	3,961,155	4,150,090
Federal National Mortgage Association
6.000%, 09/01/2013	16,658	16,871
5.500%, 12/01/2016	25,445	27,746
5.500%, 01/01/2017	21,154	23,067
6.500%, 01/01/2017	24,739	27,264
5.500%, 01/01/2017	130,117	141,885
5.500%, 02/01/2017	112,966	123,183
5.000%, 03/01/2017	106,568	115,674
6.000%, 04/01/2017	20,130	21,799
5.500%, 01/01/2018	54,505	59,469
5.000%, 02/01/2018	137,732	149,501
5.000%, 05/01/2018	272,347	295,619
5.000%, 05/01/2018	250,802	273,722
4.500%, 05/01/2018	250,549	269,414
4.500%, 05/01/2018	262,413	282,171
5.000%, 05/01/2018	126,615	135,731
4.500%, 03/01/2019	189,515	201,927
5.500%, 10/01/2019	466,918	513,380
5.000%, 11/01/2019	341,869	371,135
4.500%, 12/01/2019	216,134	232,272
5.000%, 06/01/2020	449,638	490,729
4.500%, 09/01/2020	313,804	336,451
5.500%, 05/01/2021	319,791	351,613
5.000%, 05/01/2021	472,492	510,431
4.500%, 04/01/2023	161,138	172,667
5.000%, 01/01/2024	549,092	593,953
	14,927,795	14,927,795
	Principal amount	Value
Government Agency Securities (Cont.)

Agency Mortgage-Backed Securities (Cont.)
4.500%, 04/01/2024	$262,185	$280,779
4.000%, 06/01/2024	954,099	1,011,473
4.500%, 11/01/2024	744,974	797,807
3.500%, 12/01/2025	876,935	927,201
3.000%, 12/01/2026	1,963,524	2,036,459
7.500%, 09/01/2029	24,923	29,767
8.000%, 03/01/2030	3,613	3,799
6.500%, 05/01/2030	36,267	41,489
6.500%, 08/01/2031	6,941	7,906
7.000%, 08/01/2031	3,224	3,667
6.500%, 10/01/2031	24,466	27,866
6.000%, 11/01/2031	18,913	21,129
7.000%, 01/01/2032	35,299	41,843
3.000%, 02/01/2032	5,507,033	5,628,441
3.000%, 02/01/2032	7,665,740	7,855,451
6.500%, 03/01/2032	13,503	15,379
6.000%, 03/01/2032	26,539	29,648
7.000%, 04/01/2032	34,924	40,994
6.500%, 04/01/2032	56,546	64,405
6.500%, 05/01/2032	287,250	328,606
6.000%, 05/01/2032	22,474	25,107
7.000%, 06/01/2032	45,848	53,774
6.500%, 06/01/2032	14,542	16,563
7.000%, 06/01/2032	59,070	69,341
6.500%, 07/01/2032	83,335	94,917
6.000%, 08/01/2032	173,684	194,847
5.500%, 10/01/2032	362,152	397,986
6.500%, 10/01/2032	182,971	208,399
6.000%, 11/01/2032	175,157	195,678
6.000%, 01/01/2033	140,152	156,573
5.500%, 03/01/2033	116,873	128,437
5.500%, 03/01/2033	191,133	210,045
6.000%, 04/01/2033	287,954	321,692
5.000%, 05/01/2033	146,154	158,247
5.000%, 05/01/2033	304,851	330,075
5.000%, 08/01/2033	430,916	466,571
5.500%, 10/01/2033	386,468	424,708
5.000%, 03/01/2034	747,065	808,879
5.500%, 05/01/2034	482,085	529,786
6.000%, 07/01/2034	293,100	326,021
5.500%, 12/01/2034	726,758	798,668
5.500%, 04/01/2035	612,434	673,033
5.000%, 07/01/2035	672,236	726,913
5.500%, 07/01/2035	695,270	761,023
5.000%, 10/01/2035	531,173	574,377
5.000%, 11/01/2035	257,986	278,970
6.000%, 08/01/2036	558,850	617,340
6.000%, 12/01/2037	218,074	240,489
5.500%, 02/01/2038	605,068	659,832
5.500%, 06/01/2038	1,556,548	1,697,429
4.500%, 03/01/2039	1,377,532	1,484,104
4.500%, 05/01/2039	1,359,449	1,456,974
5.000%, 05/01/2039	1,270,702	1,390,336
5.000%, 11/01/2039	1,772,462	1,949,306
4.500%, 01/01/2040	1,340,871	1,426,587
4.500%, 09/01/2040	2,297,333	2,447,064

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Government Agency Securities (Cont.)

Agency Mortgage-Backed Securities (Cont.)
3.500%, 01/01/2041	$2,826,795	$2,905,900
4.500%, 04/01/2041	922,666	984,532
5.000%, 05/01/2041	1,641,321	1,777,384
4.000%, 11/01/2041	3,826,524	4,016,385
Government National Mortgage Association
6.000%, 05/15/2017	61,394	67,580
6.500%, 06/15/2028	50,649	58,734
6.000%, 11/15/2028	33,004	37,498
6.500%, 03/15/2029	68,412	79,869
7.000%, 06/15/2029	19,698	23,183
7.500%, 08/20/2030	11,863	14,206
6.000%, 01/15/2032	21,246	24,140
5.500%, 10/15/2033	349,354	392,703
5.000%, 11/20/2033	520,752	577,557
6.000%, 12/20/2033	157,044	177,603
5.500%, 11/15/2038	1,006,580	1,126,443
5.000%, 09/15/2039	1,549,267	1,712,939
4.500%, 10/15/2039	2,284,173	2,492,179
5.000%, 12/15/2039	626,551	692,743
4.000%, 09/20/2040	3,605,870	3,874,784
4.500%, 03/20/2041	874,171	953,913
5.000%, 05/20/2041	830,391	916,561

		111,017,119

Agency Notes & Bonds (1.61%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,581,633
Federal National Mortgage Association
4.375%, 09/15/2012	1,500,000	1,528,635
5.500%, 05/10/2027	5,000,000	5,681,610
7.125%, 01/15/2030	500,000	738,866

		9,530,744

Total Government Agency Securities
(cost $124,875,266)		130,659,343

U.S. Treasury Obligations (31.29%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	647,656
8.125%, 08/15/2019	750,000	1,089,434
6.250%, 08/15/2023	11,000,000	15,235,000
6.875%, 08/15/2025	1,000,000	1,477,969
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,062,305
2.625%, 07/31/2014	2,000,000	2,101,876
2.375%, 08/31/2014	1,000,000	1,046,328
4.250%, 11/15/2014	1,000,000	1,097,656
4.000%, 02/15/2015	2,000,000	2,197,656
4.125%, 05/15/2015	1,000,000	1,109,609
2.125%, 05/31/2015	5,000,000	5,241,015
4.250%, 08/15/2015	2,000,000	2,240,938
4.500%, 11/15/2015	10,000,000	11,359,380
4.500%, 02/15/2016	10,000,000	11,428,120
2.625%, 04/30/2016	1,000,000	1,072,188
3.250%, 07/31/2016	2,000,000	2,200,624
3.000%, 08/31/2016	1,000,000	1,090,234
	14,927,795	14,927,795
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
2.750%, 05/31/2017	$5,000,000	$5,413,280
4.250%, 11/15/2017	12,000,000	13,967,808
3.500%, 02/15/2018	12,000,000	13,485,000
3.875%, 05/15/2018	2,000,000	2,296,250
3.750%, 11/15/2018	17,000,000	19,442,424
3.125%, 05/15/2019	2,000,000	2,202,344
3.625%, 08/15/2019	2,000,000	2,269,844
3.375%, 11/15/2019	10,000,000	11,164,060
3.625%, 02/15/2020	30,000,000	34,031,250
3.500%, 05/15/2020	5,000,000	5,624,220
2.000%, 11/15/2021	10,000,000	9,844,530

Total U.S. Treasury Obligations
(cost $171,002,225)		185,438,998

	Shares	Value
Short-term Investments (2.65%)
JPMorgan U.S. Government Money Market Fund	15,690,401	$15,690,401

Total Short-term Investments
(cost $15,690,401)		15,690,401

TOTAL INVESTMENTS (99.25%)
(cost $549,179,711)		588,265,283
OTHER ASSETS, NET OF LIABILITIES (0.75%)		4,416,644

NET ASSETS (100.00%)		$592,681,927

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $2,027,269 or 0.34% of net assets.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (b) (90.12%)

Alabama (2.59%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,116,460
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,176,270
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	571,595
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,186,240
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,042,836
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,567,540
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,116,950

					9,777,891

Alaska (1.26%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,087,920
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,502,273
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,158,786

					4,748,979

Arizona (7.16%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A+	2,100,000	2,493,645
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2018	AA-	500,000	553,440
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	960,986
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	AA-	1,140,000	1,344,961
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,411,618
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,176,760
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,598,940
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,086,040
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties,
Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,640,646
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	AA-	800,000	934,000
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	AA-	300,000	319,188
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,168,440
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,225,500
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,676,292
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,335,473
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,069,660

					26,995,589

Arkansas (1.10%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	150,000	157,322
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,105,770
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,270,000	1,324,788

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Arkansas (Cont.)
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	$1,500,000	$1,559,805

					4,147,685

California (4.51%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,467,777
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	472,248
State of California, General Obligation Bonds (Prerefunded to 02-01-2013 @ 100) (c)	5.250%	02/01/2019	A-	2,200,000	2,291,344
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	992,349
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	604,184
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	637,992
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,066,710
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	927,268
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	1,195,000	1,304,498
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,461,993
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	970,316
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,581,739
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	1,059,870
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,137,450
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,046,540

					17,022,278

Colorado (1.89%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,357,382
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	270,485
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,126,600
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,485,486
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,371,353
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,508,043

					7,119,349

Connecticut (1.26%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,143,300
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012 (d)	3.000%	04/01/2023	Aa1	600,000	609,834
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,352,336
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	991,876
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	647,330

					4,744,676

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Delaware (0.84%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	$1,625,000	$1,734,622
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (c)	5.000%	12/01/2028	NR	1,120,000	1,377,858
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	55,993

					3,168,473

Florida (4.83%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,467,639
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,603,560
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,047,800
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	AA	1,265,000	1,365,896
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,608,452
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,072,890
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2026	A	1,350,000	1,553,931
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	452,588
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,040,070
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,907,536
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,112,900

					18,233,262

Georgia (1.66%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,101,960
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	353,584
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,328,880
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	1,000,000	1,155,690
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,317,619

					6,257,733

Hawaii (0.62%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,345,000

Idaho (0.83%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	507,975
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.875%	08/15/2020	A	1,000,000	1,062,930
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,566,265

					3,137,170

Illinois (1.37%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,169,794

Indiana (1.31%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,219,455
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,358,208
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,067,170

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Indiana (Cont.)
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	$275,000	$289,088

					4,933,921

Iowa (2.19%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,389,345
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	945,940
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,548,575
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,079,747
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,936,136
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,354,201

					8,253,944

Kansas (3.59%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	764,551
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	662,476
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	255,452
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,476,928
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,081,190
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,032,059
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,701,695
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,563,716

					13,538,067

Kentucky (1.90%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	671,553
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,801,466
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,071,170
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,624,200

					7,168,389

Louisiana (0.26%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	900,000	993,465

Maine (0.77%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	1,565,000	1,788,185
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (c)	5.250%	07/01/2030	Aa3	1,000,000	1,107,170

					2,895,355

Maryland (1.94%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,273,488
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A (d)	4.000%	02/15/2023	Aaa	1,845,000	2,045,588
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,138,460
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A (d)	4.000%	02/15/2032	Aaa	2,790,000	2,863,823

					7,321,359

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Massachusetts (0.23%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa1	$800,000	$851,768

Michigan (2.03%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	541,935
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,078,770
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	544,595
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	810,086
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	251,147
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,692,145
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,097,590
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,624,256

					7,640,524

Minnesota (1.53%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,540,675
Independent School District No. 277 (Westonka), Minnesota, General Obligation School Building Bonds, Series 2012A	2.000%	02/01/2022	Aa2	2,160,000	2,084,184
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,142,410

					5,767,269

Mississippi (0.77%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	521,580
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,186,250
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,185,460

					2,893,290

Missouri (1.75%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,723
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012 (d)	4.000%	03/01/2023	Aa1	1,040,000	1,164,228
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,111,230
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,112,340
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012 (d)	4.000%	03/01/2026	Aa1	2,490,000	2,677,671

					6,602,192

Montana (0.09%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	348,500

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Nebraska (1.79%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	$1,595,000	$1,623,838
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,286,410
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,122,338
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,709,295

					6,741,881

New Hampshire (1.00%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (c)	5.000%	12/01/2021	Aa2	610,000	657,281
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (c)	5.000%	12/01/2023	Aa2	980,000	1,055,960
New Hampshire Municipal Bond Bank, 2011 Series E Bonds	4.000%	01/15/2024	Aa3	1,410,000	1,522,490
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	544,330

					3,780,061

New Jersey (3.63%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,372,683
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,106,440
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,854,823
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,855,027
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,653,928
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA	775,000	819,663
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,344,214
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA	475,000	530,423
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,183,182
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	975,016

					13,695,399

New Mexico (1.38%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	622,104
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,866,396
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	AA	1,000,000	1,060,060
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	529,488
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	AA	1,000,000	1,122,100

					5,200,148

New York (3.99%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D (Prerefunded to 06-15-2012 @ 100) (c)	5.000%	06/15/2016	Aa1	1,300,000	1,312,376
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,686,683

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New York (Cont.)
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	$2,310,000	$2,431,252
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,118,990
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	466,589
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A1	1,000,000	1,083,080
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,425,502
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	717,051
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	533,700
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A1	1,000,000	1,101,580
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,081,600
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	1,032,574
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	995,000	1,077,953

					15,068,930

North Carolina (3.27%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	1,000,000	1,081,890
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,010,010
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa3	1,355,000	1,563,101
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,250,520
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,389,501
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,090,700
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,662,525
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	210,376
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,752,135
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	322,284

					12,333,042

North Dakota (0.36%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,370,837

Ohio (2.42%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	812,828
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,218,200
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,155,880
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,659,400
Miami University (A State University of Ohio) General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,151,350
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,116,380

					9,114,038

Oklahoma (1.12%)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,158,570

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Oklahoma (Cont.)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	$1,165,000	$1,303,425
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	451,552
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	881,242
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	435,000	435,344

					4,230,133

Oregon (3.22%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	AA+	1,000,000	1,010,010
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,209,228
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	745,079
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,083,110
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,555,978
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,654,725
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	625,250
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	361,987
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa1	575,000	681,093
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,118,940
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa1	940,000	1,093,756

					12,139,156

Pennsylvania (0.88%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	1,575,000	1,724,908
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,577,644

					3,302,552

Rhode Island (0.72%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,071,310
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,081,910
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	560,940

					2,714,160

South Carolina (2.58%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,956,625
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,127,467
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,637,190

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	14,927,795	14,927,795	14,927,795	14,927,795	14,927,795
	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

South Carolina (Cont.)
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	$3,500,000	$4,024,510

					9,745,792

South Dakota (0.53%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	1,210,000	1,190,604
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	800,000

					1,990,604

Tennessee (4.37%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	788,879
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	184,362
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	270,000	326,973
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	194,136
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,147,930
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012 (d)	3.000%	07/01/2023	Aa2	2,000,000	2,007,980
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	986,598
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,091,270
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,548,800
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (c)	4.500%	10/01/2025	AA+	425,000	482,660
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,443,388
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,295,954

					16,498,930

Texas (3.07%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2020	Aaa	1,000,000	1,223,300
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	873,425
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	AA-	2,000,000	2,273,320
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,711,995
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	961,065
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,732,663
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,791,252

					11,567,020

Utah (0.49%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	745,502
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	AA+	1,000,000	1,106,940

					1,852,442

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Virginia (1.84%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	$900,000	$1,089,522
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	566,940
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,708,100
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,068,760
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,502,847
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A (Prerefunded to 08-01-2014 @ 100) (c)	4.750%	08/01/2027	Aa1	900,000	989,622

					6,925,791

Washington (2.64%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,603,066
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,273,320
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,744,250
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	731,578
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	1,140,000	1,185,452
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	481,833
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	954,882

					9,974,381

West Virginia (2.14%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	2,200,000	2,660,108
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	2,240,000	2,518,365
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	2,899,471

					8,077,944

Wisconsin (0.40%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	549,610
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	945,056

					1,494,666

Total Long-term Municipal Bonds
(cost $322,675,145)					339,893,829

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012

(Unaudited)

	Shares	Value
Short-term Investments (11.28%)
JPMorgan Tax Free Money Market Fund	42,550,288	$42,550,288

Total Short-term Investments
(cost $42,550,288)		42,550,288

TOTAL INVESTMENTS (101.40%)
(cost $365,225,433)		382,444,117
LIABILITIES, NET OF OTHER ASSETS (-1.40%)		(5,287,716)

NET ASSETS (100.00%)		$377,156,401

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.
(b)	Long-term Municipal Bonds, as a percentage of total net assets, consisted of 4.28% Advanced Refunded Bonds, 55.35% General Obligation Bonds and 30.49% Municipal Revenue Bonds.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.
(d)	Security purchased on a “when-issued” basis.

NR – Not Rated

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	14,927,795	14,927,795
	Principal amount	Value
Short-term Investments (99.50%)

Agriculture, Foods, & Beverage (10.73%)
Coca-Cola Co. (a)
0.120%, 04/16/2012	$5,460,000	$5,459,709
0.120%, 05/09/2012	6,520,000	6,519,152
Nestle Capital Corp. (a)
0.130%, 06/29/2012	9,000,000	8,997,075
Pepsico Inc. (a)
0.070%, 05/01/2012	6,900,000	6,899,584

		27,875,520

Automotive (15.33%)
American Honda Finance Corp.
0.090%, 04/09/2012	12,500,000	12,499,719
0.110%, 04/17/2012	1,000,000	999,948
PACCAR Financial Corp.
0.110%, 04/04/2012	7,590,000	7,589,907
0.100%, 04/10/2012	1,550,000	1,549,957
0.120%, 04/16/2012	1,800,000	1,799,904
0.130%, 04/19/2012	2,000,000	1,999,863
Toyota Motor Credit Corp.
0.150%, 06/04/2012	13,393,000	13,389,373

		39,828,671

Chemicals (2.88%)
EI du Pont de Nemours and Co. (a)
0.150%, 05/10/2012	7,491,000	7,489,752

Consumer & Marketing (5.39%)
Procter & Gamble Co., The (a)
0.070%, 04/05/2012	5,000,000	4,999,951
0.080%, 04/27/2012	3,100,000	3,099,814
0.120%, 06/01/2012	5,909,000	5,907,779

		14,007,544

Financial Services (5.13%)
General Electric Capital Corp.
0.130%, 06/07/2012	13,326,000	13,322,728

Government Agency Securities (b) (31.42%)
Federal Home Loan Bank
0.040%, 04/11/2012	2,000,000	1,999,975
0.082%, 04/13/2012	7,400,000	7,399,781
0.090%, 05/02/2012	4,450,000	4,449,644
0.110%, 05/11/2012	5,600,000	5,599,298
0.095%, 05/18/2012	2,840,000	2,839,596
0.110%, 05/18/2012	10,000,000	9,998,578
0.090%, 05/21/2012	6,000,000	5,999,298
0.070%, 05/21/2012	3,500,000	3,499,590
0.090%, 05/24/2012	7,750,000	7,748,954
0.101%, 05/25/2012	9,287,000	9,285,567
Federal Home Loan Mortgage Corp.
0.050%, 04/20/2012	3,000,000	2,999,917
0.060%, 04/23/2012	11,800,000	11,799,548
Federal National Mortgage Association
0.055%, 05/21/2012	8,000,000	7,999,377

		81,619,123

	14,927,795	14,927,795
	Principal amount	Value
Short-term Investments (Cont.)

Health Care (8.99%)
Abbott Laboratories (a)
0.140%, 06/19/2012	$10,850,000	$10,846,624
Roche Holdings (a)
0.060%, 04/02/2012	1,321,000	1,320,995
0.120%, 04/10/2012	5,000,000	4,999,833
0.060%, 05/14/2012	6,198,000	6,197,545

		23,364,997

Media & Broadcasting (2.12%)
Walt Disney Co., The (a)
0.070%, 04/18/2012	3,500,000	3,499,878
0.070%, 04/19/2012	2,000,000	1,999,925

		5,499,803

	Shares	Value
Registered Investment Companies (0.01%)
JPMorgan U.S. Government Money Market Fund	17,448	$17,448

	Principal amount	Value
Retailers (5.19%)
Wal-Mart Stores Inc. (a)
0.090%, 04/23/2012	$13,485,000	$13,484,225

U.S. Government Obligations (12.31%)
U.S. Treasury Bill
0.010%, 04/12/2012	15,000,000	14,999,950
0.032%, 04/19/2012	6,000,000	5,999,900
0.066%, 05/03/2012	5,000,000	4,999,700
0.083%, 05/24/2012	1,000,000	999,876
0.072%, 06/28/2012	5,000,000	4,999,110

		31,998,536

Total Short-term Investments
(cost $258,508,347)		258,508,347

TOTAL INVESTMENTS (99.50%)
(cost $258,508,347)		258,508,347
OTHER ASSETS, NET OF LIABILITIES (0.50%)		1,295,387

NET ASSETS (100.00%)		$259,803,734

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

The S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The S&P 500 Stock Master Portfolio, LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures are designed to reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets and liabilities as of March 31, 2012:

	Investments in Securities				Derivative Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$293,270,101	$—	$—	$293,270,101
Short-term Investments	7,851,270	—	—	7,851,270
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	182,196,256	—	—	182,196,256
Registered Investment Companies	555,000	—	—	555,000
Short-term Investments	5,712,119	—	—	5,712,119
International Equity Fund					—	2	—	2
Common Stocks (a)	110,541,839	—	—	110,541,839
Preferred Stocks (a)	2,653,340	—	—	2,653,340
Short-term Investments	2,753,978	—	—	2,753,978
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	616,789,126	—	616,789,126
Small Cap Index Fund					102,492	—	—	102,492
Common Stocks (a)	301,247,741	6,925	0	301,254,666
Registered Investment Companies	2,577,196	—	—	2,577,196
Short-term Investments	5,240,876	679,977	—	5,920,853
International Index Fund					(20,045)	9,279	—	(10,766)
Common Stocks (a)	194,245,323	857	0	194,246,180
Preferred Stocks (a)	1,015,255	—	—	1,015,255
Short-term Investments	188,645	—	—	188,645
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	191,992,682	—	—	191,992,682
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	251,241,083	—	251,241,083
Taxable Municipal Bonds	—	1,030,030	—	1,030,030
Commercial Mortgaged-Backed Securities	—	4,205,428	—	4,205,428
Agency Commercial Mortgaged-Backed Securities	—	10,111,480	—	10,111,480
Agency Mortgage-Backed Securities	—	111,017,119	—	111,017,119
Agency Notes & Bonds	—	9,530,744	—	9,530,744
U.S. Treasury Obligations	—	185,438,998	—	185,438,998
Short-term Investments	15,690,401	—	—	15,690,401
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	339,893,829	—	339,893,829
Short-term Investments	42,550,288	—	—	42,550,288
Money Market Fund					—	—	—	—
Short-term Investments	17,448	258,490,899	—	258,508,347
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$ 791,924,979	$—	$ 791,924,979
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,263,003,508	—	1,263,003,508
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,110,272,682	—	1,110,272,682
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	813,212,884	—	813,212,884
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	83,489,953	—	83,489,953

There were no transfers of securities between Level 1 and Level 2 as of March 31, 2012 as compared to December 31, 2011.

Derivative instruments, such as futures and foreign currency contracts, are not listed separately in the Schedules of Investments and are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and the International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2011 or for the period ended March 31, 2012. The remaining Funds did not hold any Level 3 securities as of December 31, 2011 or for the period ended March 31, 2012.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2012, the Tax Advantaged Bond Fund had commitments of $11,276,014 (representing 2.99% of net assets) for when-issued securities.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. Pursuant to shareholder approval at the December 16, 2011 Special Shareholder Meeting, the S&P 500 Index Fund elected to withdraw all assets from its Master Portfolio and invest directly in individual securities, effective in May 2012. The percentage ownership in the Master Portfolios held by the Feeder Funds as of March 31, 2012 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	24.96%
LifePath Retirement Fund	LifePath Retirement Master Portfolio	56.13%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	51.45%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	51.63%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	49.64%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	39.51%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

As of March 31, 2012, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$242,141,820	$63,555,650	$(4,576,099)	$58,979,551
Small/Mid Cap Equity Fund	151,730,297	40,820,973	(4,087,895)	36,733,078
International Equity Fund	97,360,827	23,244,008	(4,655,678)	18,588,330
Small Cap Index Fund	271,545,872	87,398,247	(49,191,404)	38,206,843
International Index Fund	181,849,283	48,237,667	(34,636,870)	13,600,797
Equity and Bond Fund	201,303,108	6,546,133	(15,856,559)	(9,310,426)
Bond Fund	549,179,711	39,923,955	(838,383)	39,085,572
Tax Advantaged Bond Fund	365,225,433	18,385,015	(1,166,331)	17,218,684
Money Market Fund	258,508,347	-	-	-

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3. Futures and foreign currency contracts

As of March 31, 2012, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
18,342	British Pound	Barclays Bank PLC Wholesale	04/03/2012	(29,182)	$156	$—
53,088	British Pound	JPMorgan Chase Bank N.A	04/04/2012	(84,893)	22	—
47,028	British Pound	State Street Bank and Trust Company	04/04/2012	(75,273)	—	(52)
78,764	British Pound	State Street Bank and Trust Company	04/03/2012	(125,684)	299	—
1,319,532	Japanese Yen	State Street Bank and Trust Company	04/04/2012	(15,931)	12	—
1,344,223	Japanese Yen	State Street Bank and Trust Company	04/03/2012	(16,313)	—	(73)
(251,381)	Brazilian Real	State Street Bank and Trust Company	04/03/2012	137,397	—	(312)
(49,100)	Brazilian Real	State Street Bank and Trust Company	04/02/2012	26,863	—	(35)
(21,502)	Brazilian Real	State Street Bank and Trust Company	04/02/2012	11,764	—	(15)

				Total	$489	$(487)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
5,762	Australian Dollar	Citibank N.A.	06/20/2012	(6,000)	$—	$(82)
159,822	British Pound	Citibank N.A.	06/20/2012	(253,000)	2,501	—
294,432	Euro	Citibank N.A.	06/20/2012	(386,000)	6,845	—
139,675	Hong Kong Dollar	Citibank N.A.	06/20/2012	(18,000)	—	(8)
18,667,040	Japanese Yen	UBS AG	06/20/2012	(224,000)	1,688	—
(106,365)	Australian Dollar	Morgan Stanley and Co. Inc.	06/20/2012	110,000	767	—
(157,366)	British Pound	Morgan Stanley and Co. Inc.	06/20/2012	250,000	—	(1,576)
(22,627,165)	Japanese Yen	UBS AG	06/20/2012	275,000	1,434	—
(94,956)	Swiss Franc	Citibank N.A.	06/20/2012	103,000	—	(2,290)

				Total	$13,235	$(3,956)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2012:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	51	$4,118,778	$4,221,270	Long	June ‘12	$102,492

Total							$102,492

International Index Fund	Euro Stoxx 50	33	1,095,594	1,060,251	Long	June ‘12	(35,343)
International Index Fund	FTSE 100 Index	10	930,642	916,434	Long	June ‘12	(14,208)
International Index Fund	Hang Seng Index	1	134,981	131,993	Long	April ‘12	(2,988)
International Index Fund	ASX SPI 200 Index	3	332,586	337,558	Long	June ‘12	4,972
International Index Fund	TOPIX Index	8	800,797	828,319	Long	June ‘12	27,522

Total							$(20,045)

(1) “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2) The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Consumer Discretionary - 10.6%
Auto Components - 0.3%
BorgWarner, Inc. (a)(b)	20,582	$1,735,886
The Goodyear Tire & Rubber Co. (a)	45,685	512,585
Johnson Controls, Inc.	128,339	4,168,451

		6,416,922

Automobiles - 0.4%
Ford Motor Co.	716,549	8,949,697
Harley-Davidson, Inc.	42,992	2,110,047

		11,059,744

Distributors - 0.1%
Genuine Parts Co. (b)	29,368	1,842,842

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	21,223	820,057
DeVry, Inc.	11,178	378,599
H&R Block, Inc.	55,064	906,904

		2,105,560

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	85,387	2,739,215
Chipotle Mexican Grill, Inc. (a)	5,894	2,463,692
Darden Restaurants, Inc. (b)	24,197	1,237,919
International Game Technology	56,338	945,915
Marriott International, Inc., Class A (b)	50,400	1,907,640
McDonald’s Corp.	192,029	18,838,045
Starbucks Corp.	142,037	7,938,448
Starwood Hotels & Resorts Worldwide, Inc.	36,970	2,085,478
Wyndham Worldwide Corp.	27,495	1,278,792
Wynn Resorts Ltd. (b)	14,974	1,869,953
Yum! Brands, Inc.	86,801	6,178,495

		47,483,592

Household Durables - 0.2%
D.R. Horton, Inc. (b)	52,848	801,704
Harman International Industries, Inc. (b)	13,297	622,432
Leggett & Platt, Inc. (b)	26,566	611,284
Lennar Corp., Class A (b)	30,773	836,410
Newell Rubbermaid, Inc.	54,335	967,706
PulteGroup, Inc. (a)	63,362	560,754
Whirlpool Corp. (b)	14,380	1,105,247

		5,505,537

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	68,636	13,899,476
Expedia, Inc. (b)	17,868	597,506
NetFlix, Inc. (a)	10,404	1,196,876
priceline.com, Inc. (a)	9,389	6,736,608
TripAdvisor, Inc. (a)	17,740	632,786

		23,063,252

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	21,930	805,270
Mattel, Inc.	63,929	2,151,850

		2,957,120

67

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Discretionary (Cont.)
Media - 3.1%
Cablevision Systems Corp.	41,033	$602,364
CBS Corp., Class B	122,368	4,149,499
Comcast Corp, Class A	508,369	15,256,154
DIRECTV, Class A (a)	127,495	6,290,603
Discovery Communications, Inc. (a)	48,826	2,470,596
Gannett Co., Inc. (b)	44,609	683,856
Interpublic Group of Cos., Inc.	84,126	959,878
The McGraw-Hill Cos., Inc.	52,488	2,544,093
News Corp., Class A	405,795	7,990,104
Omnicom Group, Inc.	51,497	2,608,323
Scripps Networks Interactive, Inc., Class A	18,018	877,296
Time Warner Cable, Inc.	59,214	4,825,941
Time Warner, Inc.	182,803	6,900,813
Viacom, Inc., Class B	101,832	4,832,947
The Walt Disney Co.	337,914	14,793,875
The Washington Post Co., Class B (b)	907	338,828

		76,125,170

Multiline Retail - 0.8%
Big Lots, Inc. (a)	12,275	528,070
Dollar Tree, Inc. (a)	22,439	2,120,261
Family Dollar Stores, Inc. (b)	22,250	1,407,980
J.C. Penney Co., Inc. (b)	27,378	970,003
Kohl’s Corp. (b)	47,777	2,390,283
Macy’s, Inc.	78,109	3,103,271
Nordstrom, Inc.	30,134	1,679,066
Sears Holdings Corp. (a)(b)	7,227	478,789
Target Corp.	126,615	7,377,856

		20,055,579

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,199	803,632
AutoNation, Inc. (a)	8,570	294,037
AutoZone, Inc. (a)	5,129	1,906,962
Bed Bath & Beyond, Inc. (a)	44,659	2,937,222
Best Buy Co., Inc. (b)	53,454	1,265,791
CarMax, Inc. (a)	42,769	1,481,946
GameStop Corp., Class A (b)	25,829	564,105
The Gap, Inc.	62,506	1,633,907
The Home Depot, Inc.	290,632	14,621,696
Limited Brands, Inc. (b)	46,370	2,225,760
Lowe’s Cos., Inc. (b)	233,963	7,341,759
O’Reilly Automotive, Inc. (a)	23,947	2,187,558
Ross Stores, Inc.	43,175	2,508,468
Staples, Inc. (b)	130,568	2,112,590
Tiffany & Co.	23,951	1,655,733
The TJX Cos., Inc. (b)	142,202	5,646,841
Urban Outfitters, Inc. (a)	20,759	604,295

		49,792,302

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	54,252	4,192,594
NIKE, Inc., Class B (b)	69,215	7,505,675
Ralph Lauren Corp.	12,185	2,124,211
VF Corp. (b)	16,472	2,404,583

		16,227,063

Total Consumer Discretionary		262,634,683

68

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Staples - 10.5%
Beverages - 2.4%
Beam, Inc.	29,560	$1,731,329
Brown-Forman Corp., Class B	18,702	1,559,560
The Coca-Cola Co.	426,684	31,578,883
Coca-Cola Enterprises, Inc.	56,538	1,616,987
Constellation Brands, Inc. (a)	32,461	765,755
Dr Pepper Snapple Group, Inc.	39,979	1,607,555
Molson Coors Brewing Co., Class B	29,644	1,341,391
PepsiCo Inc.	296,114	19,647,164

		59,848,624

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	81,997	7,445,328
CVS Caremark Corp.	245,537	11,000,058
The Kroger Co. (b)	108,480	2,628,470
Safeway, Inc. (b)	50,672	1,024,081
SUPERVALU, Inc. (b)	39,885	227,743
Sysco Corp.	110,209	3,290,841
Wal-Mart Stores, Inc. (b)	329,287	20,152,364
Walgreen Co.	164,678	5,515,066
Whole Foods Market, Inc.	30,599	2,545,837

		53,829,788

Food Products - 1.7%
Archer Daniels Midland Co.	124,734	3,949,078
Campbell Soup Co. (b)	33,565	1,136,175
ConAgra Foods, Inc.	77,779	2,042,476
Dean Foods Co. (a)	34,561	418,534
General Mills, Inc.	121,533	4,794,477
H.J. Heinz Co. (b)	60,307	3,229,440
The Hershey Co.	28,920	1,773,664
Hormel Foods Corp. (b)	25,719	759,225
The J.M. Smucker Co.	21,372	1,738,826
Kellogg Co.	46,459	2,491,596
Kraft Foods, Inc., Class A	333,365	12,671,204
McCormick & Co., Inc. (b)	25,131	1,367,880
Mead Johnson Nutrition Co.	38,395	3,166,820
Sara Lee Corp.	111,526	2,401,155
Tyson Foods, Inc., Class A	54,740	1,048,271

		42,988,821

Household Products - 2.1%
The Clorox Co. (b)	24,431	1,679,631
Colgate-Palmolive Co.	90,415	8,840,779
Kimberly-Clark Corp.	74,220	5,484,116
The Procter & Gamble Co.	519,290	34,901,481

		50,906,007

Personal Products - 0.2%
Avon Products, Inc.	81,319	1,574,336
The Estee Lauder Cos., Inc., Class A	42,391	2,625,698

		4,200,034

69

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Staples (Cont.)
Tobacco - 1.9%
Altria Group, Inc.	385,668	$11,905,571
Lorillard, Inc.	24,887	3,222,369
Philip Morris International, Inc.	324,627	28,765,198
Reynolds American, Inc.	63,073	2,613,745

		46,506,883

Total Consumer Staples		258,280,157

Energy - 10.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	82,493	3,459,756
Cameron International Corp. (a)	46,409	2,451,787
Diamond Offshore Drilling, Inc.	13,070	872,423
FMC Technologies, Inc. (a)	45,071	2,272,480
Halliburton Co. (b)	174,007	5,775,292
Helmerich & Payne, Inc. (b)	20,294	1,094,861
Nabors Industries Ltd. (a)	54,575	954,517
National Oilwell Varco, Inc.	79,978	6,355,852
Noble Corp. (a)	47,538	1,781,249
Rowan Cos., Inc. (a)	23,246	765,491
Schlumberger Ltd.	251,458	17,584,458

		43,368,166

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	41,237	627,215
Anadarko Petroleum Corp.	93,968	7,361,453
Apache Corp.	72,456	7,277,481
Cabot Oil & Gas Corp.	39,629	1,235,236
Chesapeake Energy Corp. (b)	124,896	2,893,840
Chevron Corp.	372,720	39,970,493
ConocoPhillips	241,261	18,338,249
CONSOL Energy, Inc.	42,861	1,461,560
Denbury Resources, Inc. (a)	73,498	1,339,868
Devon Energy Corp.	76,184	5,418,206
El Paso Corp.	145,703	4,305,524
EOG Resources, Inc.	50,730	5,636,103
EQT Corp.	28,222	1,360,583
Exxon Mobil Corp. (b)	888,591	77,067,497
Hess Corp.	57,044	3,362,744
Marathon Oil Corp.	132,708	4,206,844
Marathon Petroleum Corp.	65,576	2,843,375
Murphy Oil Corp.	36,550	2,056,668
Newfield Exploration Co. (a)	25,093	870,225
Noble Energy, Inc.	33,358	3,261,745
Occidental Petroleum Corp.	152,909	14,561,524
Peabody Energy Corp.	51,342	1,486,864
Pioneer Natural Resources Co. (b)	23,237	2,593,017
QEP Resources, Inc.	33,582	1,024,251
Range Resources Corp.	29,757	1,730,072
Southwestern Energy Co. (a)	65,801	2,013,511
Spectra Energy Corp.	122,758	3,873,015
Sunoco, Inc.	20,254	772,690
Tesoro Corp. (a)	26,251	704,577
Valero Energy Corp.	104,705	2,698,248
The Williams Cos., Inc.	111,640	3,439,628
WPX Energy, Inc. (a)	37,189	669,774

		226,462,080

Total Energy		269,830,246

70

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Financials - 14.5%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	41,904	$2,393,976
The Bank of New York Mellon Corp.	227,135	5,480,768
BlackRock, Inc. (c)	18,923	3,877,323
The Charles Schwab Corp.	203,725	2,927,528
E*Trade Financial Corp. (a)	47,771	523,092
Federated Investors, Inc., Class B (b)	17,458	391,234
Franklin Resources, Inc. (b)	26,869	3,332,562
The Goldman Sachs Group, Inc.	93,304	11,604,218
Invesco Ltd.	83,919	2,238,120
Legg Mason, Inc.	23,572	658,366
Morgan Stanley	287,229	5,641,178
Northern Trust Corp.	45,454	2,156,792
State Street Corp.	91,972	4,184,726
T Rowe Price Group, Inc.	47,788	3,120,556

		48,530,439

Commercial Banks - 2.8%
BB&T Corp.	131,445	4,126,058
Comerica, Inc. (b)	37,194	1,203,598
Fifth Third Bancorp	173,416	2,436,495
First Horizon National Corp. (b)	48,570	504,157
Huntington Bancshares, Inc.	162,283	1,046,725
KeyCorp	179,831	1,528,563
M&T Bank Corp. (b)	23,830	2,070,350
PNC Financial Services Group, Inc. (c)	99,461	6,414,240
Regions Financial Corp.	237,784	1,566,997
SunTrust Banks, Inc.	100,524	2,429,665
U.S. Bancorp	360,266	11,413,227
Wells Fargo & Co.	994,170	33,940,964
Zions BanCorp.	34,845	747,774

		69,428,813

Consumer Finance - 0.9%
American Express Co.	191,326	11,070,122
Capital One Financial Corp.	104,337	5,815,745
Discover Financial Services	99,934	3,331,800
SLM Corp.	96,099	1,514,520

		21,732,187

Diversified Financial Services - 3.3%
Bank of America Corp.	2,023,382	19,363,766
Citigroup, Inc.	552,142	20,180,790
CME Group, Inc.	12,527	3,624,437
IntercontinentalExchange, Inc. (a)	13,685	1,880,593
JPMorgan Chase & Co. (b)	719,691	33,091,392
Leucadia National Corp.	37,468	977,915
Moody’s Corp.	37,008	1,558,037
The NASDAQ OMX Group, Inc. (a)	23,608	611,447
NYSE Euronext	48,640	1,459,686

		82,748,063

71

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Financials (Cont.)
Insurance - 3.4%
ACE Ltd.	63,562	$4,652,738
Aflac, Inc.	88,059	4,049,833
The Allstate Corp. (b)	93,973	3,093,591
American International Group, Inc. (a)	101,429	3,127,056
Aon Corp.	61,303	3,007,525
Assurant, Inc.	16,534	669,627
Berkshire Hathaway, Inc., Class B (a)	331,476	26,899,277
Chubb Corp.	51,114	3,532,489
Cincinnati Financial Corp. (b)	30,642	1,057,455
Genworth Financial, Inc., Class A (a)	92,111	766,364
Hartford Financial Services Group, Inc. (b)	82,853	1,746,541
Lincoln National Corp. (b)	54,859	1,446,083
Loews Corp.	57,603	2,296,632
Marsh & McLennan Cos., Inc.	102,447	3,359,237
MetLife, Inc.	199,902	7,466,340
Principal Financial Group, Inc.	56,828	1,676,994
The Progressive Corp. (b)	115,420	2,675,436
Prudential Financial, Inc.	88,608	5,616,861
Torchmark Corp.	18,898	942,065
The Travelers Cos., Inc.	74,104	4,386,957
Unum Group (b)	54,603	1,336,682
XL Group Plc	59,463	1,289,753

		85,095,536

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	74,226	4,677,723
Apartment Investment & Management Co.	22,715	599,903
AvalonBay Communities, Inc.	17,949	2,537,091
Boston Properties, Inc.	27,954	2,934,890
Equity Residential (b)	56,603	3,544,480
HCP, Inc. (b)	77,204	3,046,470
Health Care REIT, Inc.	39,641	2,178,669
Host Hotels & Resorts, Inc. (b)	133,388	2,190,231
Kimco Realty Corp. (b)	76,804	1,479,245
Plum Creek Timber Co., Inc.	30,518	1,268,328
ProLogis, Inc.	86,527	3,116,703
Public Storage	26,803	3,703,370
Simon Property Group, Inc.	57,737	8,411,126
Ventas, Inc. (b)	54,467	3,110,066
Vornado Realty Trust (b)	34,892	2,937,906
Weyerhaeuser Co.	101,140	2,216,989

		47,953,190

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc. (a)	61,947	1,236,462

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	99,104	724,450
People’s United Financial, Inc.	67,461	893,184

		1,617,634

Total Financials		358,342,324

Health Care - 11.1%
Biotechnology - 1.2%
Amgen, Inc. (b)	149,208	10,144,652

72

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care (Cont.)
Biotechnology (Cont.)
Biogen Idec, Inc. (a)	45,006	$5,669,406
Celgene Corp. (a)	82,728	6,413,074
Gilead Sciences, Inc. (a)	142,775	6,974,559

		29,201,691

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	105,641	6,315,219
Becton Dickinson & Co. (b)	39,623	3,076,726
Boston Scientific Corp. (a)	273,200	1,633,736
C.R. Bard, Inc.	15,826	1,562,343
CareFusion Corp. (a)	42,442	1,100,521
Covidien Plc	91,122	4,982,551
DENTSPLY International, Inc. (b)	26,663	1,069,986
Edwards Lifesciences Corp. (a)	21,697	1,578,023
Intuitive Surgical, Inc. (a)	7,410	4,014,367
Medtronic, Inc. (b)	196,181	7,688,333
St. Jude Medical, Inc.	60,413	2,676,900
Stryker Corp. (b)	61,056	3,387,387
Varian Medical Systems, Inc. (a)	21,323	1,470,434
Zimmer Holdings, Inc.	33,506	2,153,766

		42,710,292

Health Care Providers & Services - 2.1%
Aetna, Inc.	66,084	3,314,773
AmerisourceBergen Corp.	48,607	1,928,726
Cardinal Health, Inc.	65,169	2,809,435
Cigna Corp.	54,014	2,660,189
Coventry Health Care, Inc.	26,640	947,585
DaVita, Inc. (a)	17,680	1,594,206
Express Scripts, Inc. (a)	91,393	4,951,673
Humana, Inc.	30,927	2,860,129
Laboratory Corp. of America Holdings (a)	18,295	1,674,724
McKesson Corp.	46,397	4,072,265
Medco Health Solutions, Inc. (a)	73,172	5,143,992
Patterson Cos., Inc.	16,404	547,894
Quest Diagnostics Inc. (b)	29,856	1,825,694
Tenet Healthcare Corp. (a)(b)	77,820	413,224
UnitedHealth Group, Inc. (b)	197,006	11,611,534
WellPoint, Inc.	63,109	4,657,444

		51,013,487

Health Care Technology - 0.1%
Cerner Corp. (a)	27,510	2,095,162

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (b)	65,535	2,916,963
Life Technologies Corp. (a)	33,634	1,642,012
PerkinElmer, Inc.	21,231	587,249
Thermo Fisher Scientific, Inc.	68,973	3,888,698
Waters Corp. (a)	16,821	1,558,634

		10,593,556

Pharmaceuticals - 5.6%
Abbott Laboratories (b)	296,437	18,168,624
Allergan, Inc. (b)	57,396	5,477,300
Bristol-Myers Squibb Co. (b)	318,257	10,741,174
Eli Lilly & Co. (b)	192,517	7,752,659
Forest Laboratories, Inc. (a)	50,127	1,738,906
Hospira, Inc. (a)	31,099	1,162,792
Johnson & Johnson (b)	517,533	34,136,477
Merck & Co., Inc.	573,889	22,037,337

73

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care (Cont.)
Pharmaceuticals (Cont.)
Mylan, Inc. (a)	80,489	$1,887,467
Perrigo Co. (b)	17,594	1,817,636
Pfizer, Inc. (b)	1,421,245	32,205,412
Watson Pharmaceuticals, Inc. (a)	24,009	1,610,043

		138,735,827

Total Health Care		274,350,015

Industrials - 10.2%
Aerospace & Defense - 2.5%
The Boeing Co.	140,591	10,455,753
General Dynamics Corp.	67,271	4,936,346
Goodrich Corp.	23,717	2,975,060
Honeywell International, Inc.	146,179	8,924,228
L-3 Communications Holdings, Inc.	18,641	1,319,224
Lockheed Martin Corp.	50,259	4,516,274
Northrop Grumman Corp. (b)	47,653	2,910,645
Precision Castparts Corp.	27,367	4,731,754
Raytheon Co. (b)	64,074	3,381,826
Rockwell Collins, Inc.	27,975	1,610,241
Textron, Inc. (b)	52,786	1,469,034
United Technologies Corp.	171,593	14,231,923

		61,462,308

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	30,794	2,016,699
Expeditors International of Washington, Inc.	39,983	1,859,609
FedEx Corp.	59,289	5,452,216
United Parcel Service, Inc., Class B (b)	180,748	14,589,979

		23,918,503

Airlines - 0.0%
Southwest Airlines Co. (b)	145,326	1,197,486

Building Products - 0.0%
Masco Corp. (b)	66,981	895,536

Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (b)	19,913	599,979
Cintas Corp. (b)	20,689	809,354
Iron Mountain, Inc.	32,273	929,462
Pitney Bowes, Inc. (b)	37,515	659,514
R.R. Donnelley & Sons Co. (b)	33,867	419,612
Republic Services, Inc.	59,310	1,812,514
Stericycle, Inc. (a)	15,993	1,337,654
Waste Management, Inc. (b)	86,979	3,040,786

		9,608,875

Construction & Engineering - 0.2%
Fluor Corp.	31,887	1,914,495
Jacobs Engineering Group, Inc. (a)	24,305	1,078,413
Quanta Services, Inc. (a)	40,040	836,836

		3,829,744

Electrical Equipment - 0.5%
Cooper Industries Plc, Class A	29,882	1,910,954
Emerson Electric Co.	138,462	7,224,947
Rockwell Automation, Inc.	26,844	2,139,467
Roper Industries, Inc.	18,269	1,811,554

		13,086,922

74

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Industrials (Cont.)
Industrial Conglomerates - 2.5%
3M Co.	130,942	$11,681,336
Danaher Corp. (b)	107,859	6,040,104
General Electric Co.	1,994,898	40,037,603
Tyco International Ltd.	86,904	4,882,266

		62,641,309

Machinery - 2.0%
Caterpillar, Inc.	122,080	13,003,962
Cummins, Inc.	36,184	4,343,527
Deere & Co.	75,756	6,128,660
Dover Corp.	34,699	2,183,955
Eaton Corp.	63,098	3,144,173
Flowserve Corp.	10,268	1,186,057
Illinois Tool Works, Inc.	91,205	5,209,630
Ingersoll-Rand Plc	56,174	2,322,795
Joy Global, Inc. (b)	19,965	1,467,428
PACCAR, Inc. (b)	67,280	3,150,722
Pall Corp. (b)	21,799	1,299,874
Parker Hannifin Corp.	28,449	2,405,363
Snap-on, Inc. (b)	10,967	668,658
Stanley Black & Decker, Inc.	31,964	2,459,950
Xylem, Inc.	34,683	962,453

		49,937,207

Professional Services - 0.1%
The Dun & Bradstreet Corp.	9,019	764,180
Equifax, Inc.	22,601	1,000,320
Robert Half International, Inc. (b)	26,658	807,738

		2,572,238

Road & Rail - 0.8%
CSX Corp.	198,379	4,269,116
Norfolk Southern Corp.	62,240	4,097,259
Ryder System, Inc.	9,584	506,035
Union Pacific Corp.	90,507	9,727,693

		18,600,103

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	55,666	3,011,531
W.W. Grainger, Inc. (b)	11,499	2,470,100

		5,481,631

Total Industrials		253,231,862

Information Technology - 19.9%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,015,413	21,475,985
F5 Networks, Inc. (a)	14,940	2,016,302
Harris Corp. (b)	21,480	968,318
JDS Uniphase Corp. (a)	43,105	624,592
Juniper Networks, Inc. (a)	99,230	2,270,382
Motorola Mobility Holdings, Inc. (a)	49,690	1,949,836
Motorola Solutions, Inc.	55,469	2,819,489
QUALCOMM, Inc.	318,884	21,690,490

		53,815,394

75

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Computers & Peripherals - 5.6%
Apple, Inc. (a)	175,782	$105,376,035
Dell, Inc. (a)	287,885	4,778,891
EMC Corp. (a)	387,066	11,565,532
Hewlett-Packard Co.	372,594	8,878,915
Lexmark International, Inc., Class A (b)	13,338	443,355
NetApp, Inc. (a)	68,431	3,063,656
SanDisk Corp. (a)	45,696	2,266,065
Western Digital Corp. (a)	44,125	1,826,334

		138,198,783

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	30,737	1,837,150
Corning, Inc.	286,911	4,039,707
FLIR Systems, Inc.	29,047	735,180
Jabil Circuit, Inc. (b)	34,913	877,015
Molex, Inc. (b)	25,752	724,146
TE Connectivity Ltd.	80,344	2,952,642

		11,165,840

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	33,517	1,230,074
eBay, Inc. (a)	215,932	7,965,732
Google, Inc., Class A (a)	47,813	30,659,608
VeriSign, Inc.	30,167	1,156,603
Yahoo!, Inc. (a)	228,820	3,482,640

		44,494,657

IT Services - 3.8%
Accenture Plc, Class A	122,018	7,870,161
Automatic Data Processing, Inc.	92,486	5,104,302
Cognizant Technology Solutions Corp., Class A (a)	57,194	4,401,078
Computer Sciences Corp. (b)	29,133	872,242
Fidelity National Information Services, Inc.	44,162	1,462,646
Fiserv, Inc. (a)	26,079	1,809,622
International Business Machines Corp.	218,445	45,578,549
MasterCard, Inc., Class A	20,035	8,425,519
Paychex, Inc.	60,807	1,884,409
SAIC, Inc. (a)	51,745	683,034
Teradata Corp. (a)	31,558	2,150,678
Total System Services, Inc.	30,251	697,891
Visa, Inc., Class A	93,784	11,066,512
The Western Union Co. (b)	116,944	2,058,214

		94,064,857

Office Electronics - 0.1%
Xerox Corp. (b)	250,533	2,024,307

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	111,116	891,150
Altera Corp.	60,774	2,420,021
Analog Devices, Inc. (b)	56,147	2,268,339
Applied Materials, Inc.	243,482	3,028,916
Broadcom Corp., Class A (a)	92,471	3,634,110
First Solar, Inc. (a)(b)	10,949	274,272
Intel Corp. (b)	941,900	26,476,809
KLA-Tencor Corp.	31,452	1,711,618

76

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Semiconductors & Semiconductor Equipment (Cont.)
Linear Technology Corp.	43,221	$1,456,548
LSI Corp. (a)	107,322	931,555
Microchip Technology, Inc. (b)	36,274	1,349,393
Micron Technology, Inc. (a)	186,330	1,509,273
Novellus Systems, Inc. (a)	13,412	669,393
NVIDIA Corp. (a)	115,174	1,772,528
Teradyne, Inc. (a)	34,890	589,292
Texas Instruments, Inc.	215,859	7,255,021
Xilinx, Inc.	49,364	1,798,330

		58,036,568

Software - 3.7%
Adobe Systems, Inc. (a)	93,093	3,194,021
Autodesk, Inc. (a)	42,585	1,802,197
BMC Software, Inc. (a)	30,946	1,242,791
CA, Inc.	68,533	1,888,769
Citrix Systems, Inc. (a)	34,986	2,760,745
Electronic Arts, Inc. (a)	62,696	1,033,230
Intuit, Inc.	55,597	3,343,048
Microsoft Corp.	1,407,911	45,405,130
Oracle Corp.	739,069	21,551,252
Red Hat, Inc. (a)	36,412	2,180,715
Salesforce.com, Inc. (a)	25,640	3,961,636
Symantec Corp. (a)	137,721	2,575,383

		90,938,917

Total Information Technology		492,739,323

Materials - 3.4%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	39,705	3,644,919
Airgas, Inc.	12,997	1,156,343
CF Industries Holdings, Inc. (b)	12,344	2,254,632
The Dow Chemical Co. (b)	223,476	7,741,209
E.I. du Pont de Nemours & Co.	175,756	9,297,492
Eastman Chemical Co.	25,853	1,336,342
Ecolab, Inc. (b)	54,913	3,389,230
FMC Corp. (b)	13,147	1,391,741
International Flavors & Fragrances, Inc.	15,334	898,572
Monsanto Co.	100,941	8,051,054
The Mosaic Co.	56,140	3,103,981
PPG Industries, Inc.	28,687	2,748,215
Praxair, Inc.	56,259	6,449,532
The Sherwin-Williams Co.	16,306	1,771,973
Sigma-Aldrich Corp. (b)	22,773	1,663,795

		54,899,030

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,418	1,043,381

Containers & Packaging - 0.1%
Ball Corp.	29,418	1,261,444
Bemis Co., Inc. (b)	19,559	631,560
Owens-Illinois, Inc. (a)	30,834	719,666
Sealed Air Corp.	36,058	696,280

		3,308,950

Metals & Mining - 0.8%
Alcoa, Inc.	200,980	2,013,820
Allegheny Technologies, Inc.	20,214	832,210

77

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Materials (Cont.)
Metals & Mining (Cont.)
Cliffs Natural Resources, Inc. (b)	26,814	$1,857,138
Freeport-McMoRan Copper & Gold, Inc.	178,701	6,797,786
Newmont Mining Corp.	93,333	4,785,183
Nucor Corp. (b)	59,740	2,565,833
Titanium Metals Corp. (b)	15,416	209,041
United States Steel Corp. (b)	27,023	793,665

		19,854,676

Paper & Forest Products - 0.2%
International Paper Co.	82,400	2,892,240
MeadWestvaco Corp.	32,360	1,022,252

		3,914,492

Total Materials		83,020,529

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.5%
AT&T, Inc. (b)	1,117,754	34,907,457
CenturyLink, Inc.	116,813	4,514,822
Frontier Communications Corp. (b)	188,663	786,725
Verizon Communications, Inc.	534,583	20,437,108
Windstream Corp. (b)	110,756	1,296,953

		61,943,065

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	47,197	2,517,488
MetroPCS Communications, Inc. (a)	54,932	495,487
Sprint Nextel Corp. (a)	565,397	1,611,381

		4,624,356

Total Telecommunication Services		66,567,421

Utilities - 3.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	91,137	3,516,066
Duke Energy Corp. (b)	251,839	5,291,137
Edison International (b)	61,422	2,611,049
Entergy Corp.	33,297	2,237,559
Exelon Corp.	160,461	6,291,676
FirstEnergy Corp.	78,843	3,594,452
NextEra Energy, Inc. (b)	78,467	4,792,764
Northeast Utilities (b)	33,512	1,243,966
Pepco Holdings, Inc. (b)	43,151	815,122
Pinnacle West Capital Corp.	20,496	981,758
PPL Corp.	109,199	3,085,964
Progress Energy, Inc.	55,655	2,955,837
Southern Co.	163,373	7,340,349

		44,757,699

Gas Utilities - 0.1%
AGL Resources, Inc.	22,191	870,331
ONEOK, Inc.	19,600	1,600,536

		2,470,867

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)(b)	121,399	1,586,685
NRG Energy, Inc. (a)	42,882	671,961

		2,258,646

78

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Utilities (Cont.)
Multi-Utilities - 1.3%
Ameren Corp.	45,802	$1,492,229
Centerpoint Energy, Inc.	80,402	1,585,528
CMS Energy Corp. (b)	48,669	1,070,718
Consolidated Edison, Inc.	55,215	3,225,660
Dominion Resources, Inc. (b)	107,484	5,504,256
DTE Energy Co.	31,945	1,757,933
Integrys Energy Group, Inc. (b)	14,661	776,886
NiSource, Inc. (b)	53,312	1,298,147
PG&E Corp.	77,690	3,372,523
Public Service Enterprise Group, Inc. (b)	95,401	2,920,225
SCANA Corp. (b)	21,769	992,884
Sempra Energy (b)	45,357	2,719,606
TECO Energy, Inc.	40,517	711,073
Wisconsin Energy Corp. (b)	43,445	1,528,395
Xcel Energy, Inc.	91,777	2,429,337

		31,385,400

Total Utilities		80,872,612

Total Long-Term Investments
(Cost - $ 1,788,250,854) - 97.1%		2,399,869,172

Short-Term Securities

Money Market Funds - 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	257,702,518	257,702,518
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	78,052,833	78,052,833

		335,755,351

	Par (000)	Value
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.08%, 6/21/12 (f)(g)	$4,155	4,154,431

Total Short-Term Securities
(Cost - $ 339,909,487) - 13.8%		339,909,782

Total Investments
(Cost - $2,128,160,341*) - 110.9%		2,739,778,954
Liabilities in Excess of Other Assets - (10.9)%		(268,931,189)

Net Assets - 100.0%		$2,470,847,765

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,128,160,342

Gross unrealized appreciation	$808,354,131
Gross unrealized depreciation	(196,735,519)

Net unrealized appreciation	$611,618,612

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

79

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Realized (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	170,771,686	86,930,832	[1]	—	257,702,518	$257,702,518	—	$121,300
BlackRock Cash Funds: Prime, SL Agency Shares	53,764,558	24,288,275	[1]	—	78,052,833	$78,052,833	—	$38,939
BlackRock, Inc.	18,408	1,090		(575)	18,923	$3,877,323	$(10,782)	$28,032
PNC Financial Services Group, Inc.	96,666	5,820		(3,025)	99,461	$6,414,240	$(38,344)	$33,611

[1]	Represents net shares purchased.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1,001	S&P 500 Index	Chicago	June 2012	$70,232,663	$2,009,746

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy

80

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,399,869,172	—	—	$2,399,869,172
Short-Term Securities:
Money Market Funds	335,755,351	—	—	335,755,351
U.S. Treasury Obligations	—	$4,154,431	—	4,154,431

Total	$2,735,624,523	$4,154,431	—	$2,739,778,954

[1] See above Schedule of Investments for values in each sector and industry. Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity Contracts	$2,009,746	—	—	$2,009,746

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $272,706,526 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

81

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 37.8%
Active Stock Master Portfolio	$302,009,049	$302,009,049
ACWI ex-US Index Master Portfolio	$6,186,094	6,186,094
iShares Cohen & Steers Realty Majors Index Fund	29,014	2,223,633
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	61,659	1,772,080
iShares MSCI Canada Index Fund	488,978	13,857,636
iShares MSCI EAFE Index Fund	1,729,494	94,949,220
iShares MSCI EAFE Small Cap Index Fund (b)	354,938	14,243,662
iShares MSCI Emerging Markets Index Fund	883,753	37,948,354
Master Small Cap Index Series	$60,230,689	60,230,689

		533,420,417

Fixed Income Funds - 61.6%
CoreAlpha Bond Master Portfolio	$742,941,203	742,941,203
iShares Barclays TIPS Bond Fund	1,066,484	125,471,843

		868,413,046

Short-Term Securities - 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	9,490,105	9,490,105
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	2,186,672	2,186,672

		11,676,777

Total Affiliated Investment Companies
(Cost - $ 1,135,946,617*) - 100.2%		1,413,510,240
Liabilities in Excess of Other Assets - (0.2)%		(2,798,286)

Net Assets - 100.0%		$1,410,711,954

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,138,268,585

Gross unrealized appreciation	$277,563,623
Gross unrealized depreciation	(2,321,968)

Net unrealized appreciation	$275,241,655

82

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income

Active Stock Master Portfolio	$298,043,934	$3,965,115	[1]	—	$302,009,049	$302,009,049	$7,902,240	$1,557,659
ACWI ex-US Index Master Portfolio	$5,548,263	$637,831	[1]	—	$6,186,094	$6,186,094	$14,287	$24,013
BlackRock Cash Funds: Institutional, SL Agency Shares	19,603,098	—		(10,112,993)[2]	9,490,105	$9,490,105	—	$10,685
BlackRock Cash Funds: Prime, SL Agency Shares	5,266,000	—		(3,079,328)[2]	2,186,672	$2,186,672	—	$3,660
CoreAlpha Bond Master Portfolio	$725,793,169	$17,148,034	[1]	—	$742,941,203	$742,941,203	$(1,022,845)	$5,420,811
iShares Barclays TIPS Bond Fund	1,059,111	10,752		(3,379)	1,066,484	$125,471,843	$36,137	—
iShares Cohen & Steers Realty Majors Index Fund	19,438	9,576		—	29,014	$2,223,633	—	$11,565
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	59,926	1,733		—	61,659	$1,772,080	—	$12,977
iShares MSCI Canada Index Fund	520,174	—		(31,196)	488,978	$13,857,636	$(118,873)	—
iShares MSCI EAFE Index Fund	1,903,131	—		(173,637)	1,729,494	$94,949,220	$176,486	—
iShares MSCI EAFE Small Cap Index Fund	354,938	—		—	354,938	$14,243,662	—	—
iShares MSCI Emerging Markets Index Fund	939,069	—		(55,316)	883,753	$37,948,354	$(273,022)	—
Master Small Cap Index Series	$59,483,717	$746,972	[1]	—	$60,230,689	$60,230,689	$(491,045)	$274,461

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

83

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$302,143,205	$1,111,367,035	—	$1,413,510,240

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $7,639,950 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

84

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value

Equity Funds - 54.7%
Active Stock Master Portfolio	$767,597,315	$767,597,315
ACWI ex-US Index Master Portfolio	$7,756,021	7,756,021
iShares Cohen & Steers Realty Majors Index Fund (b)	519,993	39,852,264
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	1,556,485	44,733,379
iShares MSCI Canada Index Fund (b)	1,190,355	33,734,661
iShares MSCI EAFE Index Fund (b)	4,277,066	234,810,923
iShares MSCI EAFE Small Cap Index Fund	848,248	34,040,192
iShares MSCI Emerging Markets Index Fund	2,161,543	92,816,656
Master Small Cap Index Series	$86,612,595	86,612,595

		1,341,954,006

Fixed Income Funds - 44.4%
CoreAlpha Bond Master Portfolio	$937,420,830	937,420,830
iShares Barclays TIPS Bond Fund (b)	1,289,423	151,700,616

		1,089,121,446

Short-Term Securities - 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	31,857,038	31,857,038
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	10,558,405	10,558,405

		42,415,443

Total Affiliated Investment Companies
(Cost - $ 2,055,747,260*) - 100.8%		2,473,490,895
Liabilities in Excess of Other Assets - (0.8)%		(18,755,880)

Net Assets - 100.0%		$2,454,735,015

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,075,012,239

Gross unrealized appreciation	$418,572,263
Gross unrealized depreciation	(20,093,607)

Net unrealized appreciation	$398,478,656

85

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income

Active Stock Master Portfolio	$748,693,513	$18,903,802	[1]	—	$767,597,315	$767,597,315	$20,257,878	$3,967,713
ACWI ex-US Index Master Portfolio	$5,969,722	$1,786,299	[1]	—	$7,756,021	$7,756,021	$17,913	$30,107
BlackRock Cash Funds: Institutional, SL Agency Shares	101,724,838	—		(69,867,800)[2]	31,857,038	$31,857,038	—	$27,524
BlackRock Cash Funds: Prime, SL Agency Shares	32,812,403	—		(22,253,998)[2]	10,558,405	$10,558,405	—	$9,974
CoreAlpha Bond Master Portfolio	$877,647,887	$59,772,943	[1]	—	$937,420,830	$937,420,830	$(1,284,191)	$6,695,212
iShares Barclays TIPS Bond Fund	1,219,031	80,364		(9,972)	1,289,423	$151,700,616	$97,486	—
iShares Cohen & Steers Realty Majors Index Fund	513,326	33,686		(27,019)	519,993	$39,852,264	$(66,230)	$289,345
iShares FTSE EPRA/ NAREIT Developed Real Estate ex-U.S. Index Fund	1,583,649	27,720		(54,884)	1,556,485	$44,733,379	$(443,379)	$331,057
iShares MSCI Canada Index Fund	1,190,355	—		—	1,190,355	$33,734,661	$—	—
iShares MSCI EAFE Index Fund	4,619,681	11,401		(354,016)	4,277,066	$234,810,923	$(644,202)	—
iShares MSCI EAFE Small Cap Index Fund	848,248	—		—	848,248	$34,040,192	—	—
iShares MSCI Emerging Markets Index Fund	2,251,118	—		(89,575)	2,161,543	$92,816,656	$(638,856)	—
Master Small Cap Index Series	$86,267,134	$345,461	[1]	—	$86,612,595	$86,612,595	$(706,130)	$394,679

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

86

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$674,104,134	$1,799,386,761	—	$2,473,490,895

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $36,889,705 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

87

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 70.4%
Active Stock Master Portfolio	$871,069,414	$871,069,414
ACWI ex-US Index Master Portfolio	$13,900,508	13,900,508
iShares Cohen & Steers Realty Majors Index Fund	830,503	63,649,750
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,485,082	71,421,257
iShares MSCI Canada Index Fund	1,264,401	35,833,124
iShares MSCI EAFE Index Fund (b)	4,658,558	255,754,834
iShares MSCI EAFE Small Cap Index Fund	909,785	36,509,672
iShares MSCI Emerging Markets Index Fund	2,374,861	101,976,532
Master Small Cap Index Series	$63,918,793	63,918,793

		1,514,033,884

Fixed Income Funds - 28.7%
CoreAlpha Bond Master Portfolio	$538,454,302	538,454,302
iShares Barclays TIPS Bond Fund	666,230	78,381,959

		616,836,261

Short-Term Securities - 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	47,822,332	47,822,332
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	17,274,314	17,274,314

		65,096,646

Total Affiliated Investment Companies
(Cost - $ 1,851,676,633*) - 102.1%		2,195,966,791
Liabilities in Excess of Other Assets - (2.1)%		(45,592,951)

Net Assets - 100.0%		$2,150,373,840

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,878,447,128

Gross unrealized appreciation	$344,911,783
Gross unrealized depreciation	(27,392,120)

Net unrealized appreciation	$317,519,663

88

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income

Active Stock Master Portfolio	$828,107,242	$42,962,172	[1]	—	$871,069,414	$871,069,414	$22,714,781	$4,439,406
ACWI ex-US Index Master Portfolio	$6,940,554	$6,959,954	[1]	—	$13,900,508	$13,900,508	$32,104	$53,958
BlackRock Cash Funds: Institutional, SL Agency Shares	57,414,496	—		(9,592,164)[2]	47,822,332	$47,822,332	—	$24,681
BlackRock Cash Funds: Prime, SL Agency Shares	18,184,839	—		(910,525)[2]	17,274,314	$17,274,314	—	$8,960
CoreAlpha Bond Master Portfolio	$483,730,118	$54,724,184	[1]	—	$538,454,302	$538,454,302	$(767,515)	$3,771,338
iShares Barclays TIPS Bond Fund	647,298	20,621		(1,689)	666,230	$78,381,959	$12,406	—
iShares Cohen & Steers Realty Majors Index Fund	779,965	65,390		(14,852)	830,503	$63,649,750	$(94,499)	$455,230
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,439,821	154,193		(108,932)	2,485,082	$71,421,257	$(1,058,474)	$504,759
iShares MSCI Canada Index Fund	1,299,183	—		(34,782)	1,264,401	$35,833,124	$(151,226)	—
iShares MSCI EAFE Index Fund	4,939,362	35,713		(316,517)	4,658,558	$255,754,834	$(2,463,220)	—
iShares MSCI EAFE Small Cap Index Fund	909,785	—		—	909,785	$36,509,672	—	—
iShares MSCI Emerging Markets Index Fund	2,471,377	42,229		(138,745)	2,374,861	$101,976,532	$(1,051,211)	—
Master Small Cap Index Series	$62,185,765	$1,733,028	[1]	—	$63,918,793	$63,918,793	$(521,113)	$291,267

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the

89

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$708,623,774	$1,487,343,017	—	$2,195,966,791

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $60,354,225 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

90

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 83.5%
Active Stock Master Portfolio	$790,501,899	$790,501,899
ACWI ex-US Index Master Portfolio	$11,680,239	11,680,239
iShares Cohen & Steers Realty Majors Index Fund (b)	862,831	66,127,368
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,582,267	74,214,354
iShares MSCI Canada Index Fund	1,113,860	31,566,792
iShares MSCI EAFE Index Fund (b)	4,162,170	228,503,133
iShares MSCI EAFE Small Cap Index Fund	805,247	32,314,562
iShares MSCI Emerging Markets Index Fund	2,106,786	90,465,391
Master Small Cap Index Series	$42,697,069	42,697,069

		1,368,070,807

Fixed Income Funds - 16.0%
CoreAlpha Bond Master Portfolio	$238,137,640	238,137,640
iShares Barclays TIPS Bond Fund	199,325	23,450,586

		261,588,226

Short-Term Securities - 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	28,720,259	28,720,259
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	9,645,476	9,645,476

		38,365,735

Total Affiliated Investment Companies
(Cost - $ 1,417,165,179*) - 101.8%		1,668,024,768
Liabilities in Excess of Other Assets - (1.8)%		(29,859,553)

Net Assets - 100.0%		$1,638,165,215

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,445,127,708

Gross unrealized appreciation	$250,934,214
Gross unrealized depreciation	(28,037,154)

Net unrealized appreciation	$222,897,060

91

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain (Loss)	Income

Active Stock Master Portfolio	$736,182,388	$54,319,511	[1]	—	$790,501,899	$790,501,899	$20,373,131	$3,968,096
ACWI ex-US Index Master Portfolio	$6,288,397	$5,391,842	[1]	—	$11,680,239	$11,680,239	$26,976	$45,339
BlackRock Cash Funds: Institutional, SL Agency Shares	46,040,413	—		(17,320,154)[2]	28,720,259	$28,720,259	—	$14,960
BlackRock Cash Funds: Prime, SL Agency Shares	14,394,378	—		(4,748,902)[2]	9,645,476	$9,645,476	—	$5,305
CoreAlpha Bond Master Portfolio	$203,336,372	$34,801,268	[1]	—	$238,137,640	$238,137,640	$(335,464)	$1,641,243
iShares Barclays TIPS Bond Fund	180,235	19,090		—	199,325	$23,450,586	—	—
iShares Cohen & Steers Realty Majors Index Fund	795,460	67,371		—	862,831	$66,127,368	—	$473,286
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,481,690	116,078		(15,501)	2,582,267	$74,214,354	$(127,247)	$534,058
iShares MSCI Canada Index Fund	1,113,860	—		—	1,113,860	$31,566,792	—	—
iShares MSCI EAFE Index Fund	4,317,966	26,362		(182,158)	4,162,170	$228,503,133	$(2,925,338)	—
iShares MSCI EAFE Small Cap Index Fund	796,836	8,411		—	805,247	$32,314,562	—	—
iShares MSCI Emerging Markets Index Fund	2,136,980	15,196		(45,390)	2,106,786	$90,465,391	$(260,025)	—
Master Small Cap Index Series	$40,190,017	$2,507,052	[1]	—	$42,697,069	$42,697,069	$(348,098)	$194,563

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

92

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$585,007,921	$1,083,016,847	—	$1,668,024,768

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $33,700,050 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

93

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 94.3%
Active Stock Master Portfolio	$115,018,594	$115,018,594
ACWI ex-US Index Master Portfolio	$7,200,188	7,200,188
iShares Cohen & Steers Realty Majors Index Fund (b)	137,636	10,548,423
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	411,575	11,828,666
iShares MSCI Canada Index Fund	143,998	4,080,903
iShares MSCI EAFE Index Fund (b)	536,297	29,442,705
iShares MSCI EAFE Small Cap Index Fund	117,868	4,730,043
iShares MSCI Emerging Markets Index Fund	272,152	11,686,207
Master Small Cap Index Series	$4,614,352	4,614,352

		199,150,081

Fixed Income Funds - 5.0%
CoreAlpha Bond Master Portfolio	$10,558,687	10,558,687

		10,558,687

Short-Term Securities - 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	2,490,550	2,490,550
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	723,736	723,736

		3,214,286

Total Affiliated Investment Companies
(Cost - $ 188,230,384*) - 100.8%		212,923,054
Liabilities in Excess of Other Assets - (0.8)%		(1,628,215)

Net Assets - 100.0%		$211,294,839

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$189,111,719

Gross unrealized appreciation	$24,692,670
Gross unrealized depreciation	(881,335)

Net unrealized appreciation	$23,811,335

94

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31,2012	Value at March 31, 2012	Realized Gain (Loss)	Income

Active Stock Master Portfolio	$96,212,649	$18,805,945	[1]	—	$115,018,594	$115,018,594	$2,874,360	$552,493
ACWI ex-US Index Master Portfolio	$2,165,187	$5,035,001	[1]	—	$7,200,188	$7,200,188	$16,629	$27,949
BlackRock Cash Funds: Institutional, SL Agency Shares	6,374,294	—		(3,883,744)[2]	2,490,550	$2,490,550	—	$3,281
BlackRock Cash Funds: Prime, SL Agency Shares	1,943,189	—		(1,219,453)[2]	723,736	$723,736	—	$1,186
CoreAlpha Bond Master Portfolio	$7,200,788	$3,357,899	[1]	—	$10,558,687	$10,558,687	$(15,529)	$66,102
iShares Cohen & Steers Realty Majors Index Fund	116,706	21,828		(898)	137,636	$10,548,423	$4,158	$74,420
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	358,521	59,492		(6,438)	411,575	$11,828,666	$(38,891)	$81,920
iShares MSCI Canada Index Fund	147,564	4,027		(7,593)	143,998	$4,080,903	$(25,234)	—
iShares MSCI EAFE Index Fund	541,724	15,157		(20,584)	536,297	$29,442,705	$(145,141)	—
iShares MSCI EAFE Small Cap Index Fund	109,510	12,731		(4,373)	117,868	$4,730,043	$(19,078)	—
iShares MSCI Emerging Markets Index Fund	274,352	13,509		(15,709)	272,152	$11,686,207	$(94,125)	—
Master Small Cap Index Series	$3,997,168	$617,184	[1]	—	$4,614,352	$4,614,352	$(37,620)	$21,027

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its

95

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$75,531,233	$137,391,821	—	$212,923,054

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $2,528,640 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

96

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Consumer Discretionary - 12.4%
Auto Components - 0.3%
Allison Transmission Holdings, Inc. (a)	95,300	$2,275,764
BorgWarner, Inc. (a)	32,400	2,732,616
Federal-Mogul Corp. (a)	4,652	80,061
Gentex Corp. (b)	34,479	844,736
Johnson Controls, Inc.	74,000	2,403,520
Lear Corp.	27,901	1,297,117

		9,633,814

Automobiles - 0.3%
Ford Motor Co.	134,020	1,673,910
General Motors Co. (a)	75,250	1,930,162
Tesla Motors, Inc. (a)	120,100	4,472,524

		8,076,596

Diversified Consumer Services - 0.4%
Apollo Group, Inc., Class A (a)	144,567	5,586,069
ITT Educational Services, Inc. (a)(b)	81,397	5,383,597
Weight Watchers International, Inc. (a)(b)	1,257	97,028

		11,066,694

Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	7,000	2,926,000
Choice Hotels International, Inc.	2,731	101,975
Las Vegas Sands Corp.	153,100	8,813,967
Marriott Vacations Worldwide Corp. (a)	15,009	427,907
McDonald’s Corp.	156,789	15,381,001
Starbucks Corp.	166,100	9,283,329
Starwood Hotels & Resorts Worldwide, Inc.	2	113
Wynn Resorts Ltd.	9,091	1,135,284
Yum! Brands, Inc.	8,000	569,440

		38,639,016

Household Durables - 0.5%
Garmin Ltd.	101,000	4,741,950
Newell Rubbermaid, Inc.	4,292	76,441
NVR, Inc. (a)	2,921	2,121,610
Tempur-Pedic International, Inc. (a)	18,864	1,592,687
Tupperware Brands Corp.	70,003	4,445,190

		12,977,878

Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	85,894	17,394,394
Expedia, Inc.	160,000	5,350,400
HSN, Inc.	2,103	79,977
priceline.com, Inc. (a)	14,584	10,464,020
TripAdvisor, Inc. (a)	26,546	946,896

		34,235,687

Leisure Equipment & Products - 0.4%
Mattel, Inc.	86,404	2,908,359
Polaris Industries, Inc.	117,320	8,464,638

		11,372,997

97

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Discretionary (Cont.)
Media - 4.1%
Cablevision Systems Corp.	271,000	$3,978,280
CBS Corp., Class B	168,000	5,696,880
Comcast Corp, Class A	234,900	7,049,349
Comcast Corp, Special Class A	575,980	16,997,170
DIRECTV, Class A (a)	204,070	10,068,814
DISH Network Corp.	168,000	5,532,240
Interpublic Group of Cos., Inc.	462,000	5,271,420
John Wiley & Sons, Inc., Class A (b)	34,667	1,649,803
Liberty Media Corp. - Liberty Capital (a)	3,389	298,740
The McGraw-Hill Cos., Inc.	198,147	9,604,185
Scripps Networks Interactive, Inc., Class A (b)	72,385	3,524,426
Time Warner Cable, Inc.	140,285	11,433,228
Time Warner, Inc.	310,910	11,736,852
Viacom, Inc., Class B	276,214	13,109,116
The Walt Disney Co.	212,900	9,320,762
The Washington Post Co., Class B (b)	2,378	888,349

		116,159,614

Multiline Retail - 0.9%
Big Lots, Inc. (a)	54,000	2,323,080
Dollar Tree, Inc. (a)	102,471	9,682,485
Family Dollar Stores, Inc.	3,353	212,178
J.C. Penney Co., Inc. (b)	88,903	3,149,833
Macy’s, Inc.	136,000	5,403,280
Nordstrom, Inc.	106,000	5,906,320

		26,677,176

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	70,118	6,210,351
AutoZone, Inc. (a)	20,085	7,467,603
Bed Bath & Beyond, Inc. (a)	9,110	599,165
Chico’s FAS, Inc.	307,000	4,635,700
The Home Depot, Inc.	377,500	18,992,025
Limited Brands, Inc.	143,200	6,873,600
PetSmart, Inc.	93,000	5,321,460
Ross Stores, Inc.	59,321	3,446,550
Sally Beauty Holdings, Inc. (a)	24,315	603,012
The TJX Cos., Inc.	194,000	7,703,740

		61,853,206

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (b)	130,332	10,072,057
Michael Kors Holdings Ltd. (a)	81,000	3,773,790
Ralph Lauren Corp. (b)	4,734	825,278
Under Armour Inc, Class A (a)	23,600	2,218,400
VF Corp.	45,500	6,642,090

		23,531,615

Total Consumer Discretionary		354,224,293

Consumer Staples - 9.4%
Beverages - 1.9%
Brown-Forman Corp., Class B	25,270	2,107,265
The Coca-Cola Co.	299,402	22,158,742
Coca-Cola Enterprises, Inc.	183,000	5,233,800
Diageo Plc	234,700	5,634,255
Dr Pepper Snapple Group, Inc.	136,000	5,468,560
Monster Beverage Corp. (a)	64,125	3,981,521
PepsiCo Inc.	164,620	10,922,537

		55,506,680

98

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Staples (Cont.)
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	117,626	$10,680,441
CVS Caremark Corp.	56,570	2,534,336
The Kroger Co.	677,640	16,419,217
Wal-Mart Stores, Inc.	181,275	11,094,030
Walgreen Co.	63,221	2,117,271
Whole Foods Market, Inc.	77,307	6,431,943

		49,277,238

Food Products - 2.6%
Annie’s, Inc. (a)	673	23,447
Archer Daniels Midland Co.	418,650	13,254,459
Campbell Soup Co.	155,000	5,246,750
ConAgra Foods, Inc.	180,000	4,726,800
General Mills, Inc.	180,660	7,127,037
Green Mountain Coffee Roasters, Inc. (a)	58,900	2,758,876
H.J. Heinz Co.	57,700	3,089,835
The Hershey Co.	25,513	1,564,712
Kraft Foods, Inc., Class A	139,900	5,317,599
Mead Johnson Nutrition Co.	106,274	8,765,480
Post Holdings, Inc. (a)	37,694	1,241,263
Ralcorp Holdings, Inc. (a)	1,812	134,251
Tyson Foods, Inc., Class A	26,311	503,856
Unilever NV	596,240	20,290,047

		74,044,412

Household Products - 1.1%
The Clorox Co.	3,663	251,831
Colgate-Palmolive Co.	7,381	721,714
Kimberly-Clark Corp.	162,830	12,031,509
The Procter & Gamble Co.	277,188	18,629,806

		31,634,860

Personal Products - 0.5%
The Estee Lauder Cos., Inc., Class A	39,918	2,472,521
Herbalife Ltd.	165,367	11,380,557

		13,853,078

Tobacco - 1.6%
Altria Group, Inc.	93,300	2,880,171
Lorillard, Inc.	55,169	7,143,282
Philip Morris International, Inc.	389,070	34,475,493

		44,498,946

Total Consumer Staples		268,815,214

Energy - 11.5%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	34,261	1,436,906
Dresser-Rand Group, Inc. (a)	2,312	107,254
Ensco International Plc	139,400	7,378,442
Halliburton Co. (b)	456,350	15,146,256
Helmerich & Payne, Inc.	73,000	3,938,350
National Oilwell Varco, Inc.	77,400	6,150,978
Noble Corp. (a)	519,255	19,456,485
Oil States International, Inc. (a)	17,743	1,385,019
Schlumberger Ltd.	155,449	10,870,549
SEACOR Holdings, Inc. (a)	10,180	975,040
Weatherford International Ltd. (a)	380,800	5,746,272

		72,591,551

99

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Energy (Cont.)
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	159,800	$2,430,558
Anadarko Petroleum Corp.	132,769	10,401,123
Apache Corp.	81,150	8,150,706
Chevron Corp.	357,452	38,333,153
ConocoPhillips	140,938	10,712,697
CONSOL Energy, Inc.	14,700	501,270
Denbury Resources, Inc. (a)	283,000	5,159,090
Devon Energy Corp.	240,421	17,098,742
El Paso Corp.	21,140	624,687
Enbridge, Inc.	183,700	7,120,454
Energy Transfer Equity LP (b)	303	12,211
EQT Corp.	70,751	3,410,906
Exxon Mobil Corp.	983,459	85,295,399
Hess Corp.	40,660	2,396,907
HollyFrontier Corp.	197,530	6,350,590
Kinder Morgan, Inc.	29,200	1,128,580
Kosmos Energy Ltd. (a)(b)	7,635	101,087
Marathon Oil Corp.	423,853	13,436,140
Marathon Petroleum Corp.	116,467	5,050,009
Murphy Oil Corp.	68,000	3,826,360
Occidental Petroleum Corp.	53,100	5,056,713
Peabody Energy Corp.	313,827	9,088,430
Range Resources Corp.	112,900	6,564,006
Royal Dutch Shell Plc Class A	45,800	1,597,819
Spectra Energy Corp.	80,700	2,546,085
Total SA	152,200	7,780,464
WPX Energy, Inc. (a)	101,317	1,824,719

		255,998,905

Total Energy		328,590,456

Financials - 12.8%
Capital Markets - 0.7%
American Capital Ltd. (a)	14,365	124,544
Ameriprise Financial, Inc.	36,003	2,056,851
The Bank of New York Mellon Corp.	6	145
Franklin Resources, Inc.	5,125	635,654
The Goldman Sachs Group, Inc.	90,151	11,212,080
Jefferies Group, Inc.	288,300	5,431,572

		19,460,846

Commercial Banks - 3.3%
Bank of Nova Scotia	96,300	5,384,205
BOK Financial Corp. (b)	2,693	151,562
First Citizens Bancshares, Inc., Class A	2,488	454,533
First Niagara Financial Group, Inc.	10,006	98,459
First Republic Bank (a)	95,860	3,157,628
M&T Bank Corp. (b)	21,375	1,857,060
National Bank of Canada	79,800	6,337,212
Regions Financial Corp.	62,475	411,710
SunTrust Banks, Inc.	70,756	1,710,173
The Toronto-Dominion Bank	59,400	5,031,571
U.S. Bancorp	635,819	20,142,746
Wells Fargo & Co.	1,430,419	48,834,505

		93,571,364

Consumer Finance - 0.5%
American Express Co.	109,464	6,333,587
Capital One Financial Corp.	50,904	2,837,389
Discover Financial Services	156,000	5,201,040

		14,372,016

100

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Financials (Cont.)
Diversified Financial Services - 3.5%
Bank of America Corp.	294,525	$2,818,604
Citigroup, Inc.	704,676	25,755,908
CME Group, Inc.	1,406	406,798
JPMorgan Chase & Co.	1,256,605	57,778,698
Moody’s Corp.	137,000	5,767,700
The NASDAQ OMX Group, Inc. (a)	184,491	4,778,317
NYSE Euronext	60,822	1,825,268

		99,131,293

Insurance - 4.2%
ACE Ltd.	245,569	17,975,651
Aflac, Inc.	170,892	7,859,323
Allied World Assurance Co. Holdings Ltd. (b)	20,938	1,437,812
American National Insurance Co.	1,800	130,536
Aspen Insurance Holdings Ltd.	38,821	1,084,659
Axis Capital Holdings Ltd.	29,716	985,680
Berkshire Hathaway, Inc., Class B (a)	3,903	316,728
Brown & Brown, Inc.	7,940	188,813
Chubb Corp.	77,800	5,376,758
CNA Financial Corp.	12,343	362,020
Endurance Specialty Holdings Ltd.	34,236	1,392,036
First American Financial Corp.	5,216	86,742
The Hanover Insurance Group, Inc.	31,931	1,313,003
Hartford Financial Services Group, Inc.	502,855	10,600,183
Kemper Corp.	3	91
Lincoln National Corp.	289,062	7,619,674
MetLife, Inc.	451,376	16,858,894
PartnerRe Ltd.	84,602	5,743,630
Prudential Financial, Inc.	235,690	14,940,389
Reinsurance Group of America, Inc.	4,393	261,252
RenaissanceRe Holdings Ltd.	1	76
The Travelers Cos., Inc.	426,105	25,225,416
Validus Holdings Ltd.	2,833	87,681
Willis Group Holdings Plc	57,016	1,994,420
XL Group Plc	7,006	151,960

		121,993,427

Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.	3,836	280,527
American Tower Corp.	87,500	5,514,250
BRE Properties, Inc.	5,433	274,638
Camden Property Trust	26,354	1,732,775
CommonWealth REIT	15,145	282,000
Home Properties, Inc.	12,240	746,762
Liberty Property Trust	19,594	699,898
National Retail Properties, Inc.	5,908	160,639
Piedmont Office Realty Trust, Inc.	3,066	54,421
Public Storage	10,693	1,477,452
Rayonier, Inc. (b)	68,986	3,041,571
Taubman Centers, Inc.	5,331	388,896
Ventas, Inc.	18,401	1,050,697
Weyerhaeuser Co.	88,200	1,933,344

		17,637,870

Real Estate Management & Development - 0.0%
The Howard Hughes Corp. (a)	5,425	346,495

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	3,415	85,375

Total Financials		366,598,686

101

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care - 11.4%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	29,537	$2,742,806
Amgen, Inc.	119,130	8,099,648
Biogen Idec, Inc. (a)	95,305	12,005,571
Celgene Corp. (a)	78,000	6,046,560
Gilead Sciences, Inc. (a)	239,411	11,695,227
Myriad Genetics, Inc. (a)	261,780	6,193,715

		46,783,527

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	181,290	10,837,516
The Cooper Cos., Inc.	19,642	1,604,948
Edwards Lifesciences Corp. (a)	1,214	88,294
Intuitive Surgical, Inc. (a)	9,541	5,168,837
Medtronic, Inc.	425,781	16,686,357
ResMed, Inc. (a)	45,000	1,390,950
Sirona Dental Systems, Inc. (a)	30,751	1,584,907
Stryker Corp.	24,305	1,348,442
Thoratec Corp. (a)	16,813	566,766

		39,277,017

Health Care Providers & Services - 2.1%
Aetna, Inc.	200,680	10,066,109
AmerisourceBergen Corp.	342,276	13,581,511
Cardinal Health, Inc.	258,079	11,125,786
HCA Holdings, Inc.	55,824	1,381,086
Humana, Inc.	4,273	395,167
McKesson Corp.	91,284	8,011,997
Medco Health Solutions, Inc. (a)	169,504	11,916,131
Quest Diagnostics Inc.	32,100	1,962,915
WellCare Health Plans, Inc. (a)	12,216	878,086
WellPoint, Inc.	27,031	1,994,888

		61,313,676

Health Care Technology - 0.4%
Cerner Corp. (a)	131,200	9,992,192
SXC Health Solutions Corp. (a)	17,464	1,309,101

		11,301,293

Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc., Class A (a)	738	76,523
Illumina, Inc. (a)	3,217	169,247

		245,770

Pharmaceuticals - 5.9%
Abbott Laboratories	303,379	18,594,099
Bristol-Myers Squibb Co.	383,220	12,933,675
Eli Lilly & Co.	380,213	15,311,177
Forest Laboratories, Inc. (a)	40,588	1,407,998
Johnson & Johnson	406,226	26,794,667
Merck & Co., Inc.	879,870	33,787,008
Pfizer, Inc.	2,002,540	45,377,556
Valeant Pharmaceuticals International, Inc. (a)	85,600	4,595,864
Warner Chilcott Plc, Class A (a)	344,738	5,795,046
Watson Pharmaceuticals, Inc. (a)	42,817	2,871,308

		167,468,398

Total Health Care		326,389,681

102

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Industrials - 11.5%
Aerospace & Defense - 3.7%
Alliant Techsystems, Inc. (b)	23,323	$1,168,949
The Boeing Co.	285,600	21,240,072
Esterline Technologies Corp. (a)	1,992	142,348
Exelis, Inc.	179,487	2,247,177
General Dynamics Corp.	72,165	5,295,468
Goodrich Corp.	3,501	439,165
Honeywell International, Inc.	268,780	16,409,019
L-3 Communications Holdings, Inc.	25,947	1,836,269
Lockheed Martin Corp.	75,000	6,739,500
Northrop Grumman Corp.	110,186	6,730,161
Precision Castparts Corp.	40,601	7,019,913
Raytheon Co.	129,400	6,829,732
Rockwell Collins, Inc.	19,100	1,099,396
Textron, Inc.	189,290	5,267,941
United Technologies Corp.	267,902	22,219,792

		104,684,902

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	59,831	3,918,332
Expeditors International of Washington, Inc. (b)	37,139	1,727,335
United Parcel Service, Inc., Class B	54,400	4,391,168

		10,036,835

Airlines - 0.5%
Copa Holdings SA	34,000	2,692,800
Delta Air Lines, Inc. (a)	1,299,810	12,881,117

		15,573,917

Building Products - 0.0%
Fortune Brands Home & Security, Inc. (a)	53,547	1,181,782

Commercial Services & Supplies - 0.2%
The Brink’s Co. (b)	7,327	174,895
Iron Mountain, Inc.	159,000	4,579,200
KAR Auction Services, Inc. (a)	6,137	99,481
Rollins, Inc.	2,677	56,967
Waste Connections, Inc. (b)	18,104	588,923

		5,499,466

Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV	110,000	4,750,900
Fluor Corp.	88,000	5,283,520
Jacobs Engineering Group, Inc. (a)	300,620	13,338,509

		23,372,929

Electrical Equipment - 0.2%
The Babcock & Wilcox Co. (a)	11,148	287,061
GrafTech International Ltd. (a)	23,665	282,560
Hubbell, Inc. Class B (b)	1,764	138,615
Rockwell Automation, Inc.	21,900	1,745,430
Roper Industries, Inc.	29,200	2,895,472

		5,349,138

103

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Industrials (Cont.)
Industrial Conglomerates - 2.5%
3M Co.	53,800	$4,799,498
Danaher Corp.	275,400	15,422,400
General Electric Co.	1,659,004	33,296,211
Tyco International Ltd.	341,890	19,207,380

		72,725,489

Machinery - 2.5%
Caterpillar, Inc.	101,300	10,790,476
CNH Global NV (a)(b)	25,824	1,025,213
Cummins, Inc. (b)	77,061	9,250,402
Deere & Co.	113,100	9,149,790
Eaton Corp.	146,600	7,305,078
Gardner Denver, Inc.	12,411	782,141
Ingersoll-Rand Plc	135,000	5,582,250
Joy Global, Inc.	1,471	108,119
PACCAR, Inc.	90,400	4,233,432
Parker Hannifin Corp.	65,000	5,495,750
Stanley Black & Decker, Inc.	85,400	6,572,384
Terex Corp. (a)	196,609	4,423,703
WABCO Holdings, Inc. (a)	39,007	2,359,143
Wabtec Corp. (b)	11,259	848,591
Xylem, Inc.	134,391	3,729,350

		71,655,822

Professional Services - 0.2%
Manpower, Inc.	104,114	4,931,880
Towers Watson & Co., Class A	2,723	179,909
Verisk Analytics, Inc., Class A (a)	9,320	437,760

		5,549,549

Road & Rail - 0.4%
Canadian National Railway Co.	71,600	5,687,188
CSX Corp.	22,271	479,272
Norfolk Southern Corp.	16,546	1,089,223
Union Pacific Corp.	42,228	4,538,666

		11,794,349

Trading Companies & Distributors - 0.1%
Air Lease Corp. (a)	20,416	491,413
MSC Industrial Direct Co., Inc.	11,779	980,955
WESCO International, Inc. (a)(b)	17,647	1,152,526

		2,624,894

Total Industrials		330,049,072

Information Technology - 19.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	846,114	17,895,311
EchoStar Corp. (a)	11,782	331,546
F5 Networks, Inc. (a)	17,600	2,375,296
Motorola Mobility Holdings, Inc. (a)	5,402	211,974
Polycom, Inc. (a)	94	1,793
QUALCOMM, Inc.	370,557	25,205,287

		46,021,207

104

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Computers & Peripherals - 4.4%
Apple, Inc. (a)	168,664	$101,109,008
Dell, Inc. (a)	399,000	6,623,400
EMC Corp. (a)	80,192	2,396,137
Fusion-io, Inc. (a)(b)	101,695	2,889,155
NetApp, Inc. (a)	157,700	7,060,229
QLogic Corp. (a)	267,000	4,741,920

		124,819,849

Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.	1,313,000	18,487,040
Dolby Laboratories, Inc., Class A (a)(b)	53,153	2,023,003
Jabil Circuit, Inc.	212,000	5,325,440

		25,835,483

Internet Software & Services - 1.4%
eBay, Inc. (a)	182,200	6,721,358
ExactTarget, Inc. (a)	823	21,398
Google, Inc., Class A (a)	39,904	25,588,041
IAC/InterActiveCorp (b)	40,800	2,002,872
LinkedIn Corp. (a)	922	94,035
Millennial Media, Inc. (a)	2,336	54,896
Rackspace Hosting, Inc. (a)	80,500	4,652,095
VeriSign, Inc.	26,617	1,020,496

		40,155,191

IT Services - 4.3%
Accenture Plc, Class A	145,902	9,410,679
Alliance Data Systems Corp. (a)	46,000	5,794,160
Amdocs Ltd. (a)	63,110	1,993,014
Automatic Data Processing, Inc.	24,700	1,363,193
DST Systems, Inc.	88,000	4,772,240
Global Payments, Inc.	80,000	3,797,600
International Business Machines Corp.	207,944	43,387,515
Lender Processing Services, Inc.	147,000	3,822,000
MasterCard, Inc., Class A	11,634	4,892,562
NeuStar Inc, Class A (a)	2,395	89,214
SAIC, Inc. (a)	341,000	4,501,200
Total System Services, Inc.	32,626	752,682
VeriFone Systems, Inc. (a)	119,200	6,182,904
Visa, Inc., Class A	103,827	12,251,586
The Western Union Co.	1,163,680	20,480,768

		123,491,317

Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	51,496	2,050,571
Avago Technologies Ltd.	177,492	6,916,863
Broadcom Corp., Class A (a)	238,574	9,375,958
Intel Corp.	203,235	5,712,936
LSI Corp. (a)	2,103,050	18,254,474
Marvell Technology Group Ltd. (a)	801,950	12,614,674
Micron Technology, Inc. (a)	1,225,460	9,926,226
NXP Semiconductor NV (a)	210,900	5,612,049
Xilinx, Inc.	120,900	4,404,387

		74,868,138

105

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Information Technology (Cont.)
Software - 4.2%
Autodesk, Inc. (a)	13,074	$553,292
BMC Software, Inc. (a)	76,896	3,088,143
Check Point Software Technologies (a)	118,000	7,533,120
Citrix Systems, Inc. (a)	1,125	88,774
Intuit, Inc.	17,741	1,066,766
Microsoft Corp.	2,327,589	75,064,745
Oracle Corp.	74,673	2,177,465
Red Hat, Inc. (a)	105,500	6,318,395
Salesforce.com, Inc. (a)	67,093	10,366,539
Solera Holdings, Inc. (b)	16,428	753,881
Symantec Corp. (a)	336,000	6,283,200
VMware, Inc., Class A (a)	51,400	5,775,818

		119,070,138

Total Information Technology		554,261,323

Materials - 4.3%
Chemicals - 2.2%
Airgas, Inc.	2,122	188,794
Albemarle Corp.	16,285	1,040,937
Cabot Corp.	13,847	590,990
Celanese Corp.	144,962	6,694,345
CF Industries Holdings, Inc.	37,255	6,804,626
The Dow Chemical Co.	94,000	3,256,160
E.I. du Pont de Nemours & Co.	428,840	22,685,636
Huntsman Corp.	75,184	1,053,328
LyondellBasell Industries NV, Class A	31,858	1,390,602
Monsanto Co.	85,414	6,812,621
Olin Corp.	96,800	2,105,400
PPG Industries, Inc.	67,000	6,418,600
Praxair, Inc.	35,000	4,012,400

		63,054,439

Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	29,221	1,076,210
Rock-Tenn Co, Class A	1,668	112,690
Sealed Air Corp.	146,110	2,821,384

		4,010,284

Metals & Mining - 1.6%
Alcoa, Inc.	767,630	7,691,653
Barrick Gold Corp.	53,200	2,307,489
BHP Billiton Ltd.	283,600	10,168,255
Freeport-McMoRan Copper & Gold, Inc.	242,532	9,225,917
Newmont Mining Corp.	1,612	82,647
Nucor Corp.	203,280	8,730,876
Rio Tinto Ltd.	50,100	3,394,330
Southern Copper Corp.	56,902	1,804,372
Walter Energy, Inc.	18,072	1,070,043

		44,475,582

Paper & Forest Products - 0.4%
Domtar Corp. (b)	11,895	1,134,545
International Paper Co.	149,000	5,229,900
MeadWestvaco Corp.	110,400	3,487,536

		9,851,981

Total Materials		121,392,286

106

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	602,805	$18,825,600
BCE, Inc.	43,200	1,730,592
CenturyLink, Inc.	192,800	7,451,720
Level 3 Communications, Inc. (a)	56,400	1,451,172
Verizon Communications, Inc.	949,063	36,282,679
Windstream Corp.	122,800	1,437,988

		67,179,751

Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	524,079	4,727,192
NII Holdings, Inc. (a)	52,202	955,819
Telephone & Data Systems, Inc.	5,479	126,839
Vodafone Group Plc	80,200	2,219,134

		8,028,984

Total Telecommunication Services		75,208,735

Utilities - 2.9%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	83,599	3,225,249
Duke Energy Corp.	93,500	1,964,435
Edison International	43,000	1,827,930
FirstEnergy Corp.	72,715	3,315,077
ITC Holdings Corp.	16,600	1,277,204
NextEra Energy, Inc.	67,800	4,141,224
Northeast Utilities	47,800	1,774,336
PNM Resources, Inc.	5,133	93,934
PPL Corp.	42,400	1,198,224
Southern Co.	443,100	19,908,487

		38,726,100

Gas Utilities - 0.2%
Atmos Energy Corp.	31,596	994,010
ONEOK, Inc.	47,204	3,854,679
UGI Corp. (b)	33,033	900,149

		5,748,838

Independent Power Producers & Energy Traders - 0.2%
International Power Plc	468,400	3,030,965
NRG Energy, Inc. (a)(b)	89,778	1,406,821

		4,437,786

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	21,000	1,226,820
Dominion Resources, Inc.	381,630	19,543,272
DTE Energy Co.	2,419	133,118
NSTAR (b)	3,092	150,364
Public Service Enterprise Group, Inc.	115,073	3,522,384
Sempra Energy	29,400	1,762,824
Wisconsin Energy Corp.	49,900	1,755,482
Xcel Energy, Inc.	40,349	1,068,038

		29,162,302

Water Utilities - 0.1%
American Water Works Co., Inc.	114,479	3,895,720

Total Utilities		81,970,746

Total Long-Term Investments
(Cost - $ 2,451,577,660) - 98.2%		2,807,500,492

107

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Short-Term Securities

Money Market Funds - 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	51,987,911	$51,987,911
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	7,254,412	7,254,412

		59,242,323

	Par (000)	Value
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bill, 0.08%, 6/21/12 (f)(g)	$890	889,878

Total Short-Term Securities
(Cost - $ 60,132,136) - 2.1%		60,132,201

Total Investments
(Cost - $ 2,511,709,796*) - 100.3%		2,867,632,693

Liabilities in Excess of Other Assets - (0.3)%		(7,878,234)

Net Assets - 100.0%		$2,859,754,459

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,549,999,178

Gross unrealized appreciation	382,771,534
Gross unrealized depreciation	(65,138,019)

Net unrealized appreciation	$317,633,515

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	128,263,976	(76,276,065)	51,987,911	$86,667
BlackRock Cash Funds: Prime, SL Agency Shares	20,162,910	(12,908,498)	7,254,412	$22,261

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

116	S&P 500 Index	Chicago Mercantile	June 2012	$8,138,850	$179,722

108

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,807,500,492	—	—	$2,807,500,492
Short-Term Securities:
Money Market Funds	59,242,323	—	—	59,242,323
U.S. Treasury Obligations	—	$889,878	—	889,878

Total	$2,866,742,815	$889,878	—	$2,867,632,693

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$179,722	—	—	$179,722

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

109

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SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $25,345,979 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

110

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value

ACE Securities Corp., Series 2005-AG1, Class A2D, 0.60%, 8/25/35 (a)	$3,843	$3,253,630
AH Mortgage Advance Trust, Series SART-1, Class A1, 2.63%, 5/10/42 (b)	7,400	7,376,875
AmeriCredit Automobile Receivables Trust:
Series 2007-CM, Class A4A, 5.55%, 4/07/14	2,513	2,514,847
Series 2012-1, Class D, 4.72%, 3/08/18	6,600	6,913,868
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.44%, 8/25/35 (a)	667	640,027
Series 2006-R1, Class A2C, 0.43%, 3/25/36 (a)	1,061	1,049,126
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.72%, 6/25/35 (a)	799	789,215
Series 2005-OPT1, Class A1SS, 0.48%, 7/25/35 (a)	723	700,299
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.49%, 11/25/37 (a)	1,655	1,615,777
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.36%, 2/25/37 (a)	6,157	5,988,369
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	430	432,488
Chesapeake Funding LLC, Series 2009-1, Class A, 2.24%, 12/15/20 (a)(b)	4,706	4,715,521
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.24%, 10/25/37 (a)(b)	5,465	5,427,363
Citibank Credit Card Issuance Trust:
Series 2006-C1, Class C1, 0.64%, 2/20/15	5,150	5,136,753
Series 2008-C6, Class C6, 6.30%, 6/20/14	8,700	8,808,750
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2A, 1.14%, 7/25/37 (a)	167	162,048
Countrywide Asset-Backed Certificates:
Series 2005-4, Class MV1, 0.70%, 10/25/35 (a)	3,858	3,742,122
Series 2006-20, Class 2A2, 0.36%, 4/25/47 (a)	2,342	2,243,755
Series 2006-22, Class 2A2, 0.35%, 5/25/47 (a)	2,869	2,775,097
Series 2006-25, Class 2A2, 0.36%, 6/25/47 (a)	4,205	3,757,730
Series 2007-10, Class 2A1, 0.29%, 6/25/47 (a)	851	836,500
Series 2007-12, Class 2A1, 0.59%, 8/25/47	5,828	5,733,918
Series 2007-4, Class A1B, 5.81%, 9/25/37	504	495,902
Series 2007-5, Class 2A1, 0.34%, 9/25/47 (a)	436	431,929
Series 2007-6, Class 2A1, 0.34%, 9/25/37 (a)	611	605,855
Series 2007-7, Class 2A1, 0.32%, 10/25/47 (a)	79	78,583
Series 2007-8, Class 2A1, 0.30%, 11/25/37 (a)	1,704	1,663,142
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2A, 0.29%, 10/25/36 (a)	55	54,768
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.24%, 5/26/37 (b)	2,724	2,632,352
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.78%, 9/25/34 (a)	224	211,634
Series 2005-FF10, Class A4, 0.56%, 11/25/35 (a)	1,820	1,468,387
Series 2005-FF4, Class M1, 0.67%, 5/25/35 (a)	2,258	1,964,769
Series 2006-FF13, Class A2B, 0.34%, 10/25/36	608	600,357
Series 2006-FF14, Class A2, 0.30%, 10/25/36	2,517	2,481,331
GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2C, 0.60%, 10/25/35 (a)	1,794	1,486,500
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3, 5.59%, 10/25/29	49	49,025
GSAMP Trust, Series 2007-HE2, Class A2A, 0.36%, 3/25/47 (a)	532	523,064
Helios Finance LP:
Series 2007-S1, Class B1, 0.94%, 10/20/14 (a)(b)	223	223,021
Series 2007-S1, Class B2, 2.59%, 10/20/14 (a)(b)	3,589	3,588,755
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3, 0.34%, 7/25/36 (a)	3,264	3,211,938
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 0.79%, 6/25/35 (a)	1,659	1,445,291
MBNA Credit Card Master Note Trust, Series 2002-C3, Class C3, 1.59%, 10/15/14	7,200	7,207,815
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.43%, 12/25/35 (a)	620	612,710

111

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2B, 0.44%, 12/25/35 (a)	$114	$113,454
National Collegiate Student Loan Trust:
Series 2005-1, Class A3, 0.38%, 10/26/26 (a)	7,188	6,997,544
Series 2006-2, Class A2, 0.39%, 7/25/26	5,035	4,520,651
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.37%, 9/25/36 (a)	2,275	2,210,347
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.62%, 7/25/35 (a)	4,628	4,487,034
Series 2005-3, Class M1, 0.72%, 7/25/35 (a)	5,500	5,132,105
Series 2005-3, Class M2, 0.73%, 7/25/35 (a)	1,590	1,087,116
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.33%, 5/25/37	184	182,094
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 0.62%, 8/25/35 (a)	6,570	6,277,258
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.69%, 8/25/35 (a)	2,502	2,436,850
Series 2005-RS6, Class M1, 0.74%, 6/25/35 (a)	4,300	3,481,564
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.51%, 7/25/35 (a)	263	260,232
Series 2006-EMX6, Class A2, 0.35%, 7/25/36	300	297,768
Series 2007-KS4, Class A1, 0.34%, 5/25/37 (a)	150	148,812
Santander Drive Auto Receivables Trust:
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	3,982,428
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	3,728	3,719,044
Series 2012-1, Class A2, 1.25%, 4/15/15	3,600	3,611,394
Series 2012-2, Class A2, 0.91%, 5/15/15	3,600	3,600,984
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1A, 0.53%, 8/25/35 (a)	96	95,816
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.35%, 10/25/36 (a)	1,269	1,252,921
Series 2007-1, Class 2A1, 0.33%, 3/25/37 (a)	1,261	1,180,792
Series 2007-OPT5, Class 2A1, 1.04%, 10/25/37 (a)	32	32,252
Specialty Underwriting & Residential Finance, Series 2006-BC1, Class A2C, 0.44%, 12/25/36	6,812	6,440,760
Structured Asset Investment Loan Trust, Series 2005-1, Class A5, 0.59%, 2/25/35 (b)	514	509,488
Structured Asset Securities Corp., Series 2006-BC5, Class A2, 0.29%, 12/25/36 (a)	699	688,894
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%, 7/25/36	303	302,658
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	3,483	3,361,544
Wheels SPV LLC, Series 2009-1, Class A, 1.79%, 3/15/18 (a)(b)	2,277	2,281,319

Total Asset-Backed Securities - 6.8%		174,344,329

Corporate Bonds

Aerospace & Defense - 0.6%
BE Aerospace, Inc.:
6.88%, 10/01/20 (c)	1,900	2,080,500
5.25%, 4/01/22	2,100	2,121,000
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,316,109
4.75%, 7/15/20	900	929,304
4.95%, 2/15/21	600	627,652
Series B, 6.38%, 10/15/15	2,396	2,452,905
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,651,899
5.50%, 11/15/39	1,900	2,095,061
TransDigm, Inc., 7.75%, 12/15/18	2,200	2,381,500

		15,655,930

Air Freight & Logistics - 0.0%
FedEx Corp., 8.00%, 1/15/19	600	775,611
United Parcel Service, Inc., 4.88%, 11/15/40	400	450,245

		1,225,856

112

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Beverages - 0.3%
Bottling Group LLC, 5.13%, 1/15/19	$1,100	$1,285,152
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,121,038
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12 (c)	1,000	1,011,497
2.90%, 1/15/16	1,250	1,298,993
PepsiCo, Inc., 4.88%, 11/01/40	1,000	1,095,261

		6,811,941

Biotechnology - 0.7%
Amgen, Inc.:
2.30%, 6/15/16	800	816,678
6.40%, 2/01/39	900	1,041,791
Biogen Idec, Inc., 6.88%, 3/01/18	7,528	9,177,483
Celgene Corp., 3.95%, 10/15/20	4,000	4,073,132
Genentech, Inc., 4.75%, 7/15/15 (c)	625	697,738
Gilead Sciences, Inc., 4.40%, 12/01/21	2,200	2,309,285

		18,116,107

Capital Markets - 0.9%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17 (c)	2,500	2,910,830
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	800	883,983
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,478,163
4.88%, 1/15/15	900	970,735
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,615,821
6.15%, 4/01/18	1,500	1,617,945
7.50%, 2/15/19	1,200	1,371,042
5.75%, 1/24/22	3,400	3,497,716
6.75%, 10/01/37	1,650	1,612,171
6.25%, 2/01/41	950	938,268
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	550	611,434
Morgan Stanley:
2.88%, 7/28/14 (c)	3,400	3,384,595
6.00%, 4/28/15	1,400	1,465,355
6.25%, 8/28/17	1,500	1,579,575

		23,937,633

Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/21	500	530,058
LyondellBasell Industries N.V., 6.00%, 11/15/21 (b)(c)	1,800	1,890,000
RPM International, Inc., 6.13%, 10/15/19	2,453	2,685,841
Valspar Corp., 4.20%, 1/15/22	300	307,150

		5,413,049

Commercial Banks - 0.5%
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,767,629
HSBC Holdings Plc, 6.50%, 9/15/37	700	785,599
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	915,369
US Bancorp, 2.20%, 11/15/16	4,000	4,077,664
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,203,396

		13,749,657

Communications Equipment - 0.1%
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	2,905,189

113

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March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Consumer Finance - 0.3%
American Express Co., 8.13%, 5/20/19	$4,800	$6,275,007
American Express Credit Co., 2.75%, 9/15/15	2,600	2,697,570

		8,972,577

Containers & Packaging - 0.4%
Ball Corp., 5.00%, 3/15/22	2,100	2,105,250
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	3,900	4,197,375
Rock-Tenn Co.:
4.45%, 3/01/19 (b)	1,750	1,757,863
4.90%, 3/01/22 (b)	1,900	1,897,212
Sealed Air Corp., 6.88%, 7/15/33 (b)	1,500	1,432,500

		11,390,200

Diversified Financial Services - 2.0%
American Express Credit Corp., 2.38%, 3/24/17	3,000	3,004,614
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,697,801
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,453,785
3.70%, 9/01/15	1,000	1,009,362
3.75%, 7/12/16	2,400	2,411,959
5.49%, 3/15/19	1,500	1,503,552
5.70%, 1/24/22	1,500	1,587,876
5.88%, 2/07/42	750	745,958
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,481,089
6.38%, 8/12/14	1,400	1,519,004
4.45%, 1/10/17	4,200	4,399,525
6.13%, 11/21/17	1,000	1,116,161
8.50%, 5/22/19	1,600	1,972,605
8.13%, 7/15/39	400	518,396
5.88%, 1/30/42	350	362,648
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,055,444
4.38%, 9/16/20 (c)	4,000	4,212,736
4.63%, 1/07/21	1,600	1,707,552
6.75%, 3/15/32	500	597,373
6.88%, 1/10/39	1,000	1,234,940
JPMorgan Chase & Co.:
3.45%, 3/01/16	3,300	3,440,775
3.15%, 7/05/16	1,100	1,133,950
5.60%, 7/15/41	2,400	2,622,715
5.40%, 1/06/42	1,100	1,167,993
SLM Corp.:
6.00%, 1/25/17	2,600	2,678,000
7.25%, 1/25/22	1,200	1,253,789

		49,889,602

Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,550,890
2.40%, 8/15/16	1,250	1,291,870
3.00%, 2/15/22 (c)	7,700	7,546,115
6.55%, 2/15/39	2,000	2,433,918
5.35%, 9/01/40	1,231	1,308,935
5.55%, 8/15/41	2,600	2,881,900
BellSouth Corp., 6.55%, 6/15/34	2,400	2,739,670
British Telecommunications Plc, 9.63%, 12/15/30	400	588,529
Embarq Corp., 8.00%, 6/01/36	3,000	3,032,292
Qwest Corp., 8.38%, 5/01/16	3,300	3,943,243
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,722,054

114

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March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Diversified Telecommunication Services (Cont.)
Verizon Communications, Inc.:
8.75%, 11/01/18	$2,000	$2,714,052
6.90%, 4/15/38	900	1,148,503
8.95%, 3/01/39	500	772,655
7.35%, 4/01/39	1,700	2,281,130
4.75%, 11/01/41	2,100	2,125,704
Windstream Corp., 7.88%, 11/01/17 (c)	5,350	5,898,375

		45,979,835

Electric Utilities - 1.7%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,098,955
5.88%, 2/01/33	3,500	4,186,728
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,140,622
5.05%, 9/15/19	2,000	2,276,360
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,346,824
Ipalco Enterprises, Inc., 5.00%, 5/01/18	850	845,750
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,699,034
Northern States Power Co, 5.25%, 7/15/35	2,500	2,890,203
Oncor Electric Delivery Co. LLC, 5.95%, 9/01/13	2,750	2,928,720
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,782,996
3.25%, 9/15/21 (c)	2,900	2,935,829
PacifiCorp:
5.50%, 1/15/19	1,300	1,526,919
6.25%, 10/15/37	1,000	1,274,240
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,457,219
4.40%, 1/15/21	3,700	4,037,976
3.15%, 4/01/22	950	928,569
Southern Co. (The), 4.15%, 5/15/14	900	961,535

		42,318,479

Electrical Equipment - 0.1%
Roper Industries, Inc., 6.25%, 9/01/19	1,500	1,759,820

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,433,472

Food Products - 0.7%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	2,861,319
General Mills, Inc., 5.65%, 2/15/19	1,400	1,662,147
Hershey Co. (The), 4.13%, 12/01/20	1,550	1,705,888
Kellogg Co.:
4.45%, 5/30/16	100	110,681
3.25%, 5/21/18	1,550	1,636,268
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	4,161,755
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	5,037,219

		17,175,277

Health Care Equipment & Supplies - 0.1%
Covidien International Finance SA, 4.20%, 6/15/20	1,700	1,837,197

Health Care Providers & Services - 1.2%
Aetna, Inc., 6.75%, 12/15/37	900	1,144,417
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,009,651
3.50%, 11/15/21	6,250	6,376,294
Cardinal Health, Inc., 4.63%, 12/15/20	4,300	4,738,462
DaVita, Inc., 6.38%, 11/01/18	3,550	3,718,625
Health Net, Inc., 6.38%, 6/01/17	2,300	2,461,000

115

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Health Care Providers & Services (Cont.)
Humana, Inc., 6.45%, 6/01/16	$4,100	$4,662,323
UnitedHealth Group, Inc.:
4.70%, 2/15/21 (c)	3,100	3,477,146
6.88%, 2/15/38	1,700	2,230,560

		29,818,478

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,334,025
4.88%, 7/15/40	1,600	1,779,659
Wyndham Worldwide Corp.:
6.00%, 12/01/16 (c)	24	26,751
5.75%, 2/01/18	3,400	3,786,145
4.25%, 3/01/22	1,550	1,519,504
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,169,618
6.25%, 3/15/18	2,500	2,978,202
5.30%, 9/15/19	2,241	2,524,041
6.88%, 11/15/37	2,100	2,682,017

		18,799,962

Household Durables - 0.0%
Tupperware Brands Corp., 4.75%, 6/01/21	900	915,467

Household Products - 0.0%
Kimberly-Clark Corp., 2.40%, 3/01/22	1,250	1,208,226

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20 (c)	3,200	3,523,978
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	558,100
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,184,626
Southern Power Co., 5.15%, 9/15/41	1,000	1,047,872

		6,314,576

Industrial Conglomerates - 0.4%
Tyco International Finance SA, 8.50%, 1/15/19	8,000	10,368,224

Insurance - 0.6%
The Allstate Corp., 5.20%, 1/15/42	1,500	1,569,261
American International Group:
6.40%, 12/15/20	1,200	1,358,075
8.18%, 5/15/68 (a)	500	529,250
Berkshire Hathaway, Inc., 1.90%, 1/31/17	2,400	2,427,458
Markel Corp., 5.35%, 6/01/21	1,300	1,355,530
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	448,641
9.25%, 4/15/19	200	263,534
4.80%, 7/15/21	1,600	1,748,435
Protective Life Corp., 8.45%, 10/15/39	300	347,334
Willis Group Holdings Plc, 4.13%, 3/15/16	2,600	2,642,866
XL Group Ltd., 5.75%, 10/01/21	1,400	1,526,293

		14,216,677

Internet & Catalog Retail - 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,422,915

Internet Software & Services - 0.1%
Digital Realty Trust LP, 5.88%, 2/01/20	2,800	3,049,833

IT Services - 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,828,657

116

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

IT Services (Cont.)
7.63%, 10/15/18	$2,050	$2,734,550
5.60%, 11/30/39	1,600	1,957,365
The Western Union Co., 6.20%, 11/17/36	600	629,343

		14,149,915

Leisure Equipment & Products - 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	767,237
5.45%, 11/01/41	1,800	1,874,479

		2,641,716

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	4,100	4,195,153
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	1,600	1,700,515

		5,895,668

Machinery - 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,398,415
Danaher Corp., 2.30%, 6/23/16	450	466,121
Dover Corp., 4.30%, 3/01/21 (c)	2,400	2,688,473

		6,553,009

Media - 1.1%
CBS Corp., 5.90%, 10/15/40	2,200	2,437,125
Comcast Corp., 5.70%, 5/15/18	2,450	2,891,561
DIRECTV Holdings LLC/DIRECTV Financing Co., 5.15%, 3/15/42 (b)	1,100	1,071,602
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.63%, 5/15/16	4,800	5,028,000
DISH DBS Corp.:
7.88%, 9/01/19 (c)	2,700	3,105,000
6.75%, 6/01/21	1,200	1,293,000
NBCUniversal Media LLC, 6.40%, 4/30/40	500	601,278
News America, Inc., 4.50%, 2/15/21	2,500	2,665,838
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,379,957
Time Warner, Inc.:
8.25%, 4/01/19	2,350	3,005,420
6.25%, 3/29/41	1,100	1,256,918
Viacom, Inc., 4.38%, 9/15/14	1,300	1,401,598

		27,137,297

Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	3,400	3,265,421
Kinross Gold Corp., 6.88%, 9/01/41 (b)	700	711,695
Newmont Mining Corp., 6.25%, 10/01/39	3,000	3,333,948
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,044,929
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	675,492

		9,031,485

Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	2,400	2,366,503
Dominion Resources, Inc.:
6.40%, 6/15/18 (c)	4,050	4,958,698
4.45%, 3/15/21	2,100	2,316,899
SCANA Corp., 4.13%, 2/01/22	500	500,252

		10,142,352

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21	1,200	1,276,780
7.00%, 1/15/38	600	802,381

		2,079,161

117

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp., 6.45%, 9/15/36	$1,000	$1,157,602
BP Capital Markets Plc:
3.13%, 10/01/15	700	739,878
3.20%, 3/11/16	1,500	1,589,304
3.56%, 11/01/21	1,900	1,956,466
Buckeye Partners LP, 4.88%, 2/01/21	550	572,251
ConocoPhillips, 6.50%, 2/01/39	4,500	5,976,522
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	588,281
Encana Corp., 6.50%, 5/15/19 (c)	400	472,267
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,076,491
9.00%, 4/15/19	373	462,570
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	558,426
5.75%, 3/01/35	1,500	1,619,521
5.95%, 2/01/41	900	1,002,637
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,335,642
6.80%, 9/15/37	1,000	1,227,097
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,356,273
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (b)	300	294,000
6.25%, 11/01/19 (b)(c)	3,200	3,104,000
8.63%, 4/15/20	3,200	3,448,000
7.75%, 2/01/21	250	259,375
Marathon Petroleum Corp., 6.50%, 3/01/41	1,830	1,976,839
Noble Energy, Inc., 4.15%, 12/15/21	800	817,691
ONEOK Partners LP, 6.85%, 10/15/37	1,300	1,550,710
Petrobras International Finance Co., 5.38%, 1/27/21	2,200	2,368,826
Petrobras International Finance Co. - Pifco, 6.75%, 1/27/41	500	579,883
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,212,750
4.88%, 1/24/22 (b)	2,600	2,730,000
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,452,505
Phillips 66, 4.30%, 4/01/22 (b)	3,700	3,763,636
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	781,496
6.70%, 5/15/36	1,000	1,167,604
5.15%, 6/01/42	700	683,834
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,516,387
3.80%, 10/01/20	4,200	4,502,980
Williams Partners LP:
3.80%, 2/15/15	800	850,082
4.00%, 11/15/21	1,150	1,162,054

		65,913,880

Paper & Forest Products - 0.5%
Domtar Corp.:
10.75%, 6/01/17	1,500	1,938,750
4.40%, 4/01/22	5,600	5,533,797
International Paper Co.:
9.38%, 5/15/19	1,600	2,114,009
7.50%, 8/15/21	2,100	2,647,067

		12,233,623

118

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Pharmaceuticals - 0.7%
Abbott Laboratories:
4.13%, 5/27/20	$2,000	$2,235,352
5.30%, 5/27/40	1,400	1,618,870
AstraZeneca Plc, 6.45%, 9/15/37	1,500	1,956,063
Eli Lilly & Co., 5.55%, 3/15/37	1,700	2,016,458
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,449,168
6.38%, 5/15/38	500	660,575
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,877,102
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,512,966
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	2,834,381

		17,160,935

Professional Services - 0.0%
Dun & Bradstreet Corp. (The), 2.88%, 11/15/15	600	618,081

Real Estate - 0.1%
Simon Property Group LP, 4.75%, 3/15/42	1,900	1,811,566

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,260,688
4.70%, 3/15/22	4,400	4,435,363
Health Care REIT, Inc., 5.25%, 1/15/22	2,000	2,092,018
Hospitality Properties Trust, 6.70%, 1/15/18	1,400	1,559,691
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,144,677

		13,492,437

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	2,933,407
CSX Corp., 5.75%, 3/15/13	2,600	2,717,892
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,272,401
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,587,948

		8,511,648

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 3.30%, 10/01/21	2,100	2,169,611

Software - 0.3%
BMC Software, Inc., 4.25%, 2/15/22	700	701,759
Oracle Corp.:
5.25%, 1/15/16	1,500	1,721,333
5.75%, 4/15/18	550	668,642
5.38%, 7/15/40	3,100	3,584,434

		6,676,168

Specialty Retail - 1.3%
Advance Auto Parts, Inc., 4.50%, 1/15/22	3,100	3,187,600
AutoZone, Inc., 4.00%, 11/15/20	6,600	6,844,378
The Gap, Inc., 5.95%, 4/12/21	2,135	2,154,529
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,410,787
8.50%, 6/15/19	4,000	4,730,000
Macy’s Retail Holdings, Inc.:
7.45%, 7/15/17	1,000	1,214,015
3.88%, 1/15/22	1,950	1,955,684

119

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Specialty Retail (Cont.)
McDonald’s Corp., 3.70%, 2/15/42	$1,800	$1,664,003
O’Reilly Automotive, Inc., 4.63%, 9/15/21	5,300	5,587,138
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,492,654

		33,240,788

Tobacco - 0.8%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,736,772
9.25%, 8/06/19	1,100	1,479,203
9.95%, 11/10/38	200	304,209
Lorillard Tobacco Co., 3.50%, 8/04/16	1,200	1,249,366
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,307,338
5.65%, 5/16/18	4,300	5,125,015
2.90%, 11/15/21	2,700	2,662,430
6.38%, 5/16/38	1,500	1,864,299
4.50%, 3/20/42	1,300	1,282,490

		20,011,122

Transportation Infrastructure - 0.0%
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,167,472

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, 5.00%, 3/30/20	2,800	3,113,589
American Tower Corp.:
4.50%, 1/15/18	2,100	2,206,470
5.05%, 9/01/20	2,300	2,376,588
Vodafone Group Plc:
2.88%, 3/16/16 (c)	1,800	1,885,948
5.63%, 2/27/17	950	1,111,225

		10,693,820

Total Corporate Bonds - 24.6%		628,017,933

Foreign Agency Obligations

Brazilian Government International Bond, 5.63%, 1/07/41	1,500	1,728,750
Colombia Government International Bond:
4.38%, 7/12/21	4,300	4,676,250
7.38%, 9/18/37	800	1,122,000
6.13%, 1/18/41	1,400	1,715,000
Mexico Government International Bond, 4.75%, 3/08/44	5,800	5,684,000
Panama Government International Bond, 6.70%, 1/26/36	800	1,052,000
Peruvian Government International Bond, 7.13%, 3/30/19 (c)	3,000	3,825,000

South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,230,000

Total Foreign Agency Obligations - 0.9%		22,033,000

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.4%
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%, 1/25/36	806	813,243
Series 2006-6, Class 1A12, 5.75%, 8/25/36	55	54,555
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1, 5.00%, 2/25/21	778	789,674
Series 2007-3, Class 1A7, 6.00%, 4/25/37	774	772,726
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.53%, 11/20/35 (a)	1,632	1,592,831
Series 2006-HY12, Class A1, 5.52%, 8/25/36 (a)	589	580,943
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 4.54%, 6/19/35 (a)	2,851	2,858,007

120

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)		Value

Collateralized Mortgage Obligations (Cont.)
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 1.00%, 9/25/46 (a)	$—	(d)	$17
Series 2006-AR5, Class A1A, 0.32%, 10/25/46 (a)	731		715,288
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.69%, 1/25/36 (a)	2,496		2,443,678
Holmes Master Issuer Plc, Series 2007-2A, Class 4A, 0.67%, 7/15/20	7,200		7,194,902
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.63%, 8/25/35 (a)	1,189		1,111,171
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2, 0.30%, 12/25/36 (a)	60		59,253
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	653		653,212
Thornburg Mortgage Securities Trust:
Series 2007-2, Class A1, 0.38%, 6/25/37 (a)	493		492,619
Series 2007-2, Class A3A, 0.37%, 6/25/37 (a)	7,318		7,313,576
Series 2007-3, Class 4A3, 0.45%, 6/25/47	6,669		6,634,781
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	643		659,444
Series 2005-7, Class A3, 5.25%, 9/25/35	607		606,130

			35,346,050

Commercial Mortgage-Backed Securities - 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3, 4.51%, 12/10/42	494		503,528
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	3,925		3,961,494
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.07%, 12/10/49 (a)	2,500		2,894,377
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.23%, 7/15/44	1,300		1,396,000
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	207		206,361
Series 2005-C5, Class AM, 5.10%, 8/15/38 (a)	1,500		1,606,926
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000		3,292,041
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	1,437		1,436,205
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	3,000		3,269,037
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	693		692,581
Series 2003-PM1A, Class A4, 5.33%, 8/12/40	6,500		6,803,095
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	585		584,308
Series 2007-CB19, Class A3, 5.93%, 2/12/49 (a)	4,300		4,590,882
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,591		3,594,777
Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)	5,700		6,446,552
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	239		238,607
Merrill Lynch Mortgage Trust:
Series 2002-MW1, Class A4, 5.62%, 7/12/34	2,419		2,417,559
Series 2004-MKB1, Class A3, 4.89%, 2/12/42	396		400,746
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4, 5.08%, 9/15/37	1,603		1,626,510
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000		6,798,912

			52,760,498

Total Non-Agency Mortgage-Backed Securities - 3.5%			88,106,548

Preferred Securities

Capital Trusts

Insurance - 0.2%
Aon Corp., 8.21%, 1/01/27	1,700		1,968,792
Chubb Corp. (The):
6.00%, 5/11/37	800		973,451
6.38%, 3/29/67 (a)	2,550		2,632,875

			5,575,118

Total Capital Trusts - 0.2%			5,575,118

121

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Preferred Securities (Cont.)	Shares	Value

Trust Preferred - 0.2%
Diversified Financial Services - 0.2%
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	$3,500	$3,547,250

Total Preferred Securities - 0.4%		9,122,368

Preferred Stocks	Par (000)	Value

Diversified Telecommunication Services - 0.2%
Qwest Corp. 7.38%	196,000	5,103,840

Total Preferred Stocks - 0.2%		5,103,840

Taxable Municipal Bonds

Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	150	193,251
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	188,421
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	957,628
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	534,402
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	602,631
Port Authority of New York & New Jersey Revenue, 5.65%, 11/01/40	800	943,736
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/48	600	763,572
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/50	900	1,214,775
State of California:
7.55%, 4/01/39	400	518,992
7.63%, 3/01/40	1,150	1,497,829
7.60%, 11/01/40	250	327,585
State of Mississippi, 5.25%, 11/01/34	600	692,034
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	386,475

Total Taxable Municipal Bonds - 0.3%		8,821,331

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations - 1.0%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.46%, 6/25/37 (a)	5,520	5,485,040
Series 2010-35, Class EF, 0.79%, 4/25/40 (a)	6,785	6,791,340
Series 2010-89, Class CF, 0.69%, 2/25/38 (a)	5,739	5,733,245
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.79%, 2/15/38 (a)	4,236	4,240,188
Series 3807, Class FN, 0.74%, 2/15/41 (a)	3,923	3,922,884

		26,172,697

Mortgage-Backed Securities - 78.1%
Fannie Mae Mortgage Backed Securities:
2.39%, 8/01/33	2,795	2,935,182
2.46%, 2/01/42	45	46,372
2.46%, 5/01/33 (a)	3,556	3,718,084
2.49%, 1/01/36 (a)	1,728	1,843,501

122

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Government Sponsored Agency Securities (Cont.)	Par (000)	Value

Mortgage-Backed Securities (Cont.)
2.52%, 1/01/35 (a)	$1,603	$1,708,435
2.75%, 8/01/41 (a)	3,721	3,864,340
2.81%, 1/01/42	1,005	1,043,801
3.00%, 2/01/26 - 4/01/27 (e)	10,848	11,239,426
3.31%, 9/01/41 (a)	2,169	2,276,443
3.36%, 4/01/40 (a)	514	539,068
3.50%, 2/01/26 - 4/01/42 (e)	304,402	313,050,507
3.60%, 5/01/40 (a)	3,520	3,705,915
4.00%, 8/01/25 - 4/01/42 (e)	374,479	393,034,698
4.50%, 10/01/24 - 4/01/42 (e)	275,997	293,676,818
5.00%, 1/01/18 - 4/01/42 (e)	170,410	184,265,153
5.50%, 9/01/19 - 4/01/42 (e)	148,947	162,628,318
6.00%, 11/01/22 - 4/01/42 (e)	127,581	140,732,625
6.50%, 12/01/30 - 12/01/32	16,158	18,464,755
Freddie Mac Mortgage Backed Securities:
2.22%, 10/01/33 (a)	1,573	1,649,684
2.62%, 11/01/36 (a)	1,691	1,787,038
2.66%, 1/01/42	55	56,868
3.00%, 1/01/27 - 4/01/27 (e)	6,954	7,198,494
3.26%, 8/01/41 (a)	2,538	2,657,015
3.34%, 7/01/41 (a)	1,496	1,571,184
3.35%, 2/01/40 (a)	3,546	3,721,151
3.50%, 12/01/25 - 4/01/42 (e)	22,223	23,005,144
4.00%, 3/01/26 - 1/01/42 (e)	40,504	42,539,679
4.50%, 8/01/20 - 4/01/42 (e)	55,248	58,660,178
4.55%, 4/01/38 (a)	4,217	4,516,847
5.00%, 10/01/20 - 4/01/42 (e)	56,802	61,238,191
5.50%, 12/01/27 - 4/01/42 (e)	27,771	30,257,583
6.00%, 12/01/28 - 1/01/38	21,020	23,305,732
6.50%, 5/01/21 - 1/01/36	3,695	4,196,003
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40 - 4/01/42 (e)	8,950	9,330,157
4.00%, 9/15/40 - 4/01/42 (e)	35,962	38,775,365
4.50%, 3/15/39 - 4/01/42 (e)	56,686	61,878,938
5.00%, 9/15/39 - 5/20/41	42,729	47,404,488
5.50%, 6/15/34 - 11/20/39	15,433	17,217,113
6.00%, 9/20/38 - 4/01/42 (e)	8,875	9,999,889
		1,989,740,182

Total U.S. Government Sponsored Agency Securities - 79.1%		2,015,912,879

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.38%, 8/15/27 (c)	24,068	34,721,845
6.25%, 5/15/30	27,228	39,863,187
5.00%, 5/15/37 (c)	23,800	31,200,324
4.38%, 5/15/40 (c)(f)	23,100	27,759,709
3.88%, 8/15/40	20,650	22,840,841
4.25%, 11/15/40	4,640	5,464,324
4.38%, 5/15/41	4,931	5,927,989
U.S. Treasury Inflation Indexed Notes:
1.88%, 7/15/13	35,918	37,801,337
0.13%, 1/15/22	36,253	37,113,857
U.S. Treasury Notes:
1.25%, 2/15/14	61,000	62,031,754
1.75%, 3/31/14	33,000	33,915,222
2.63%, 12/31/14 (c)	61,990	65,568,931
2.75%, 12/31/17 (c)	26,500	28,688,317
1.75%, 10/31/18	1,041	1,057,509

Total U.S. Treasury Obligations - 17.0%		433,955,146

Total Long-Term Investments (Cost - $ 3,291,347,130) - 132.8%		3,385,417,374
Short-Term Securities

123

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (g)(h)(i)	635,732,183	$635,732,183
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (g)(h)(i)	55,216,234	55,216,234

		690,948,417

Total Short-Term Securities (Cost - $ 690,948,417) - 27.1%		690,948,417

Total Investments Before TBA Sale Commitments (Cost - $ 3,982,295,547*) - 159.9%		4,076,365,791

	Par
TBA Sale Commitments (e)	(000)

Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26 - 4/01/42	$505,200	(518,799,093)
4.00%, 8/01/25 - 4/01/42	583,069	(611,323,607)
4.50%, 10/01/24 - 4/01/42	194,100	(206,449,797)
5.00%, 1/01/18 - 4/01/42	176,690	(190,852,808)
5.50%, 9/01/19 - 4/01/42	99,100	(107,972,547)
6.00%, 11/01/22 - 4/01/42	85,700	(94,417,297)
Freddie Mac Mortgage Backed Securities:
3.50%, 12/01/25 - 4/01/42	5,000	(5,120,895)
Ginnie Mae Mortgage Backed Securities:
4.00%, 9/15/40 - 4/01/42	4,000	(4,350,625)
4.50%, 3/15/39 - 4/01/42	1,000	(1,087,656)
5.00%, 9/15/39 - 5/20/41	8,000	(8,836,250)

Total TBA Sale Commitments (Proceeds - $1,751,827,485) - (68.6)%		(1,749,210,575)

Total Investments Net of TBA Sale Commitments - 91.3%		2,327,155,216
Other Assets Less Liabilities - 8.7%		221,371,967

Net Assets - 100.0%		$2,548,527,183

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,984,263,875

Gross unrealized appreciation	$99,122,318
Gross unrealized depreciation	(7,020,402)

Net unrealized appreciation	$92,101,916

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Amount is less than $500.

124

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Bank of America Securities	$(27,280,261)	$71,538
Barclays Capital Inc.	$(142,731,838)	$(30,188)
BNP Paribas	$(150,840,578)	$(244,758)
Citigroup Global	$(61,349,746)	$(351,158)
Credit Suisse Securities LLC	$(245,909,953)	$(1,513,916)
Deutsche Bank Securities, Inc.	$161,047,063	$(267,735)
Goldman Sachs & Co.	$258,118,761	$1,663,890
JPMorgan Securities, Ltd.	$110,542,538	$327,357
Morgan Stanley Capital Services, Inc.	$(189,208,335)	$(946,246)
Nomura Securities	$3,537,172	$(67,152)
R.B.C. Dominion Securities	$66,153,687	$220,264
RBS Securities LLC	$(172,501,484)	$119,170
UBS Securities LLC	$(76,925,458)	$(132,251)
Wells Fargo Securities	$33,160,250	$(17,935)

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Master Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income

BlackRock Cash Funds:
Institutional, SL Agency Shares	559,553,070	76,179,112	635,732,182	$316,845
BlackRock Cash Funds:
Prime, SL Agency Shares	36,989,307	18,226,927	55,216,234	$13,991

(h)	Represents the current yield as of report date.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

262	Euro-Dollar Future	Chicago Mercantile	June 2014	$64,838,450	$41,920
3,333	2-Year U.S. Treasury Notes	Chicago Mercantile	June 2012	$733,728,706	(95,124)
3,042	5-Year U.S. Treasury Notes	Chicago Mercantile	June 2012	$372,763,830	149,742
2,512	10-Year U.S. Treasury Notes	Chicago Mercantile	June 2012	$325,264,750	(869,522)
49	Ultra Long U.S. Treasury Bonds	Chicago Mercantile	June 2012	$7,397,469	14,526

Total					$(758,458)

•	Financial futures contracts sold as of March 31, 2012 were as follows:

125

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

19	30-Year U.S. Treasury Bonds	Chicago Mercantile	June 2012	$65,569,000	$298,305

•	Credit default swaps on single-name issues – sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/ Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	AA+	$4,000	$175,919

•	Credit default swaps on traded indexes – sold protection outstanding as of March 31, 2012 were as follows:

Index	Receives Fixed Rate	Counterparty/ Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Dow Jones CDX North America Investment Grade	1.00%	Deutsche Bank AG	12/20/16	BBB+	$65,800	$372,960
Dow Jones CDX North America Investment Grade	1.00%	Deutsche Bank AG	12/20/16	BBB+	112,500	652,605

Total						$1,025,565

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation

1.71%[1]	3-month LIBOR	RBS PLC	11/14/18	$58,000	$(35,094)

[1]	Pays fixed interest rate and receives floating rate.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

126

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$174,344,329	—	$174,344,329
Corporate Bonds	—	628,017,933	—	628,017,933
Foreign Agency Obligations	—	22,033,000	—	22,033,000
Non-Agency Mortgage- Backed Securities	—	88,106,548	—	88,106,548
Preferred Securities	—	9,122,368	—	9,122,368
Preferred Stocks	$5,103,840	—	—	5,103,840
Taxable Municipal Bonds	—	8,821,331	—	8,821,331
U.S. Government Sponsored Agency Securities	—	2,015,912,879	—	2,015,912,879
U.S. Treasury Obligations	—	433,955,146	—	433,955,146
Short-Term Securities:
Money Market Funds	690,948,417	—	—	690,948,417

Liabilities:
TBA Sale Commitments	—	(1,749,210,575)	—	(1,749,210,575)

Total	$696,052,257	$1,631,102,959	—	$2,327,155,216

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,201,484	—	$1,201,484
Interest rate contracts	$298,305	—	—	298,305
Liabilities:
Credit contracts	—	—	—	—
Interest rate contracts	(758,458)	(35,094)	—	(793,552)

Total	$(460,153)	$1,166,390	—	$706,237

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Such liabilities would be categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Cash received as collateral for swap contracts	$(470,000)	—	—	$(470,000)
Collateral on securities loaned	(405,177,263)	—	—	(405,177,263)

Total	$(405,647,263)	—	—	$(405,647,263)

There were no transfers between levels during the period ended March 31, 2012.

127

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date May 25, 2012

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date May 25, 2012